As filed with the Securities and Exchange Commission on April 29, 2011
File No. 33-67538
File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 23
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 41

Farm Bureau Life Annuity Account
(Exact Name of Registrant)

Farm Bureau Life Insurance Company
(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
1-515-225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐   immediately upon filing pursuant to paragraph (b) of Rule 485;
☑   on May 1, 2011 pursuant to paragraph (b) of Rule 485;
☐   days after filing pursuant to paragraph (a) of Rule 485;
☐    on May 1, 2011 pursuant to paragraph (a) of Rule 485.
Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

prospectus

Variable

Annuity

May 1, 2011

Receive this on CD-ROM!

If you would like to receive your prospectus, annual and
semi-annual reports on CD-ROM, please call 800-247-4170.

737-524 (5-11)
Pre-2002 Product

Farm Bureau Life Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CONTRACT

PROSPECTUS
May 1, 2011

Farm Bureau Life Insurance Company (the “Company”) is offering the individual flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for accumulation of Cash Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code. The Company has discontinued sales of the Contract to new purchasers.

The Owner of a Contract (“you” or “your”) may allocate premiums and Cash Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the “Account”), each of which invests in one of the following Investment Options:

American Century Investments
VP Inflation Protection Bond Fund
VP Mid Cap Value Fund
VP Ultra® Fund
VP Value Fund
VP Vistasm Fund
Calvert Variable Products, Inc.
Calvert VP Nasdaq-100® Index Portfolio
Calvert VP Russell 2000® Small Cap Index Portfolio
Calvert VP S&P MidCap 400® Index
 Portfolio
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio—Initial Share Class
VIF Growth and Income Portfolio—Initial Share Class
VIF International Equity Portfolio—Initial Share Class
VIF Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)

Dreyfus Socially Responsible
Growth Fund, Inc.—Service Share Class
EquiTrust Variable Insurance
Series Fund
Blue Chip Portfolio—Initial Class
High Grade Bond Portfolio—Initial Class
Managed Portfolio—Initial Class
Money Market Portfolio—Initial Class
Strategic Yield Portfolio—Initial Class
Value Growth Portfolio—Initial Class
Fidelity® Variable Insurance Products
Funds
VIP Contrafund® Portfolio—Initial Class
VIP Growth Portfolio—Initial Class
VIP Growth & Income Portfolio—Initial
 Class
VIP High Income Portfolio—Service
 Class 2
VIP Index 500 Portfolio—Initial Class
VIP Mid Cap Portfolio—Service
 Class 2
VIP Overseas Portfolio—Initial Class
Franklin Templeton Variable Insurance
Products Trust
Franklin Global Real Estate Securities
 Fund—Class 2

Franklin Small Cap Value Securities Fund—Class 2
Franklin Small-Mid Cap Growth Securities
 Fund—Class 2
Franklin U.S. Government
 Fund— Class 2
Mutual Shares Securities Fund—Class 2
Templeton Growth Securities
 Fund—Class 2
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value
 Portfolio—Class 1
JPMorgan Insurance Trust Small Cap
 Core Portfolio—Class 1
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Cash Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Issued By
Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
800-247-4170

1

Page

Taxation of Qualified Contracts	47
Possible Charge for the Company’s Taxes	50
Other Tax Consequences	50
DISTRIBUTION OF THE CONTRACTS	51
LEGAL PROCEEDINGS	52
VOTING RIGHTS	53
FINANCIAL STATEMENTS	53
CONDENSED FINANCIAL INFORMATION	Appendix A-1
CALCULATING VARIABLE ANNUITY PAYMENTS	Appendix B-1
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	SAI-TOC
EX-99.A2
EX-99.B8.A1
EX-99.B8.B1
EX-99.B8.B2
EX-99.9
EX-99.10A
EX-99.10B
EX-99.10C
EX-99.14

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

2

DEFINITIONS

Account: Farm Bureau Life Annuity Account.

Annuitant: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person to whom the Company pays the proceeds on the death of the Owner/Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Cash Surrender Value: The Cash Value less any applicable surrender charge.

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): Farm Bureau Life Insurance Company.

Contract: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Home Office: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

3

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Cash Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive in good order at our Home Office.

4

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Cash Value among the Subaccounts and the Declared Interest Option.

	Guaranteed
Owner Transaction Expenses	Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount surrendered)(1)	6%	6%

Transfer Processing Fee(2)	$25	$25

(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Cash Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) This amount is not cumulative from Contract Year to Contract Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2) We will not assess a transfer processing fee for the first transfer in each Contract Year, but we may assess a charge for each subsequent transfer during a Contract Year. We currently do not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

	Guaranteed
Periodic Charges	Maximum Charge	Current Charge
Annual Administrative Charge(3)	$30	$30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge	1.25%	1.25%

Total Separate Account Annual Expenses	1.25%	1.25%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Cash Value on the most recent Contract Anniversary, is $100,000 or greater.

The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2010. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses
(expenses that are deducted from Investment Option assets)(4)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.36%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.10%	1.25%

5

(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.14%

(5) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue at least until April 30, 2012.

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses. Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$820	$1,226	$1,642	$3,062

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$728	$1,130	$1,541	$3,062

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$266	$840	$1,440	$3,062

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$712	$869	$1,023	$1,768

6

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$618	$769	$915	$1,768

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$151	$468	$808	$1,768

(1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge).”)

Condensed Financial Information

Please refer to APPENDIX A for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity contract with no maximum age required of owners on the Contract Date (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). See “DISTRIBUTION OF THE CONTRACTS” for information on compensation of persons selling the Contracts. The Contracts are:

•	“flexible premium” because you do not have to pay premiums according to a fixed schedule, and

•	“variable” because, to the extent Cash Value is attributable to the Account, Cash Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

Free-Look Period. You have the right to return the Contract within 10 days after you receive it (certain states allow 20 days) (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive either the greater of:

•	premiums paid, or

•	the Cash Value on the date the Company receives the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum of $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) Premiums greater than $1,000,000 are subject to company approval.

7

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•	Only one transfer from the Declared Interest Option is allowed each Contract Year and must be for no more than 25% of the Cash Value in that option. If the Cash Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

•	The Company currently does not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

Partial Surrender. You may surrender part of the Cash Value upon Written Notice at any time before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Surrenders and Surrenders—Partial Surrenders”). Certain partial surrenders may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Surrender or Surrender”). A partial surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Surrender. You may surrender your Contract upon Written Notice on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Surrenders and Surrenders—Surrenders”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Asset Allocation Program. You may elect to participate in the asset allocation program and allocate all of your premiums to one of the four (4) asset allocation model portfolios we make available under the program to assist you in selecting Investment Options (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Moderate Conservative, Moderate, Moderate Aggressive and Aggressive. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or elect to end your participation in the asset allocation program. There is no separate charge for participating in the asset allocation program, nor is there a charge to change to

8

a different model portfolio. There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

State Variations. Contracts issued in your state may provide different features and benefits from and impose different features and benefits from those described in this prospectus because of state law variations. These differences include, among other things, “free-look” rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of an Owner, and the maximum and current fees and charges for all Contract features and benefits are set forth in the “Fee Tables” section of this prospectus.

Death Benefit. We will pay a death benefit if the Owner dies prior to the Retirement Date (see DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date).

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial surrender from or surrender your Contract during the first six Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Surrender or Surrender”). We deduct this charge from the amount surrendered.

Surrender Charge
Contract Year in Which	as a Percentage
Surrender Occurs	of Amount Surrendered
1	6%

2	5

3	4

4	3

5	2

6	1

7 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Cash Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

Annual Administrative Charge. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). We currently waive this charge:

•	on the Contract Date with an initial premium payment of $100,000 or greater, or

•	if your Cash Value is $100,000 or greater on your most recent Contract Anniversary. We may terminate this waiver at any time.

Transfer Processing Fee. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

9

Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled “Annual Investment Option Operating Expenses” lists these fees.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Cash Surrender Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum (see “PAYMENT OPTIONS”).

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies, disability income insurance policies and annuity contracts. At December 31, 2010, Iowa Farm Bureau Federation owned shares of various classes representing 63.90% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

Farm Bureau Life Annuity Account

On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

•	will receive and invest premiums paid to it under the Contract;

10

•	will receive and invest premiums for other variable annuity contracts we issue;

•	is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned. All obligations arising under the Contracts are general corporate obligations of the Company.

Investment Options

There are currently 39 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Home Office at 800-247-4170.

Note:  If you received a summary prospectus for an Investment Option listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

11

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund
•  This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Mid Cap Value Fund	• This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies whose stock price may not reflect the companies’ value.

VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Value Fund	• This Fund seeks long-term growth. Its secondary goal is income. The Fund pursues its objective by investing in companies the investment adviser believes are undervalued at the time of purchase.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Variable Products, Inc. Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.) serves as the investment adviser to the Portfolios. Summit Investment Advisers, Inc. serves as the investment sub-adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP Nasdaq-100® Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP Russell 2000® Small Cap Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP S&P MidCap 400® Index Portfolio
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

12

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Share Class
•  This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
•  This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
•  This Portfolio seeks capital growth. The portfolio will normally invest at least 80% of its net assets in the stocks of small-cap companies. The portfolio will consider small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase.

Dreyfus Socially Responsible Growth Fund, Inc.—Service Share Class
•  This Fund seeks to provide capital growth; current income is a secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that, in the opinion of fund management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.*

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its assets in equity securities of well-capitalized, established companies.

*	On April 11, 2011, the Board of Trustees of the EquiTrust Variable Insurance Series Fund (“EquiTrust Fund”) approved Agreements and Plans of Reorganization that provide for the transfer of all of the assets of each Portfolio of the EquiTrust Fund solely in exchange for shares of an existing Federated Insurance Series fund with similar investment objectives. The transactions contemplated by each Plan of Reorganization are expected to occur on or about July 15, 2011. For more information, see the EquiTrust Fund prospectus, as supplemented.

13

Portfolio	Investment Objective(s) and Principal Investments
High Grade Bond Portfolio—Initial Class
•  This Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of the Portfolio’s net assets in high grade fixed-income securities and typically maintains average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s.

Managed Portfolio—Initial Class
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The Adviser uses a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

Money Market Portfolio—Initial Class
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio—Initial Class
•  This Portfolio seeks as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal. Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock.

Value Growth Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet as well as by using dividend discounting models.

14

Fidelity® Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio—Initial Class
•  This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio—Initial Class
•  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may potentially invest in bonds, including lower quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP High Income Portfolio—Service Class 2
•  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio—Initial Class
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500® Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Overseas Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in common stocks of non-U.S. securities, allocating investments across different countries and regions.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors

15

Limited serves as the investment adviser to the Templeton Growth Securities Fund. Franklin Templeton Institutional, LLC serves as the investment adviser to the Franklin Global Real Estate Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund—Class 2	• This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small Cap Value Securities Fund—Class 2	• This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund—Class 2
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

JPMorgan Insurance Trust. J.P. Morgan Investment Management, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1
•  This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations between $1 billion and $15 billion at the time of purchase.

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

16

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Mid-Cap Growth Portfolio
•  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above- average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor’s Mid-Cap 400 Index or the Russell MidCap Growth Index. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”. The fund may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.

T. Rowe Price International Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolio. T. Rowe Price International Ltd is the investment sub-adviser.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio
•  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States. This fund is subject to the unique risks of international investing, including currency fluctuation.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might

17

possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.) We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender

18

the portion of the Cash Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Cash Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC (“EquiTrust Marketing”). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We do not apply a maximum age for owners on the Contract Date.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

Premiums

The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Home Office.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 10 days after you receive it. (If you reside in Idaho, North Dakota or Wisconsin,

19

you are allowed to return the Contract within 20 days after you receive it. Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Cash Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 1% in each Investment Option. The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time. All investment percentages must be in whole numbers.)

•	Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We also will allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•	We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

•	You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Cash Value among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

•	You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”).

Because the Cash Value in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

20

Variable Cash Value

The variable Cash Value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial surrenders, transfers and charges assessed. The Company does not guarantee a minimum variable Cash Value, and, because your Contract’s variable Cash Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Cash Value. Your Contract’s variable Cash Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts surrendered,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)  is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.	any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)  is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based

21

on the net asset value next determined after we receive your signed written request (in good order) at our Home Office.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.

•	Only one transfer from the Declared Interest Option is allowed each Contract Year and must be for no more than 25% of the Cash Value in that investment option.

•	If a transfer would reduce the Cash Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

•	The Company currently does not assess the transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

•	We process transfers at the unit values next determined after we receive your request in good order at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the number of Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

Additional Limitations on Transfers. When you make a request to transfer Cash Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market

22

timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, asset rebalancing programs, or asset allocation program.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include requiring you to make your transfer requests in writing through the U.S. Postal Service and otherwise restricting telephone transfer privileges.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to

23

restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies (“variable contracts”). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

Partial Surrenders and Surrenders

Partial Surrenders. You may surrender part of the Cash Value upon Written Notice at any time before the Retirement Date.

•	The minimum amount which you may partially surrender is $500.

•	If your partial surrender reduces your Cash Value to less than $2,000, it may be treated as a full surrender of the Contract.

24

We will process your partial surrender based on the net asset value next determined after we receive your Written Notice at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Cash Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) You may elect to have any applicable surrender charge deducted from your remaining Cash Value or the amount partially surrendered. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

You may specify the amount of the partial surrender to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial surrender from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Cash Value on the date we receive your request at our Home Office.

Should your partial surrender result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the surrender and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial surrender, we will pay the Cash Surrender Value within seven days of receipt of your original Written Notice at our Home Office.

Surrender. You may fully surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Cash Surrender Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum.

Facsimile Requests. You may request a partial or complete surrender of your Contract via facsimile.

•	Facsimile requests must be directed to 1-800-754-6370 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•	Upon satisfactory receipt of transaction instructions, your partial or complete surrender will be effective as of the end of the Valuation Period during which we receive the request at our

25

Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Surrender Restrictions. Your right to make partial surrenders and full surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Home Office. The options selected will remain in effect until we receive a written termination request from you at the Home Office.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers currently permitted during a Contract Year.

•	This feature cannot be utilized in combination with dollar cost averaging program.

•	If you elect to participate in the asset allocation program, then your Cash Value will automatically be rebalanced annually to maintain the Subaccounts and percentage for your selected asset allocation model.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of

26

investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of Written Notice at our Home Office.

•	This feature is considered in the twelve free transfers currently permitted during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the asset allocation, automatic rebalancing, or systematic withdrawal, programs.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Cash Value equal to $2,000.

•	After the first Contract Year, you may annually withdraw a maximum of 10% of Cash Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Cash Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Home Office.

•	This feature cannot be utilized in combination with dollar cost averaging program.

We may terminate the automatic rebalancing, dollar cost averaging and systematic withdrawal privileges at any time.

27

Asset Allocation Program

The following is a summary of the asset allocation program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained from our Home Office by calling 1-800-400-5742.

Overview. The asset allocation program is a service we make available to assist you in selecting Investment Options under your Contract. You may elect to allocate all of your premiums to one of the model portfolios of the asset allocation program. If you elect to participate in the asset allocation program at any time after the issuance of the Contract, we will reallocate your Cash Value on the Business Day we receive the information necessary to process the request in accordance with the asset allocation model portfolio you selected that is in effect at that time. This means that if we receive the information necessary to process the request prior to 3:00 p.m. central time on a Business Day, we will process the request at the unit values for the Subaccounts calculated as of 3:00 p.m. that Business Day. If we receive your request at or after 3:00 p.m. central time, we will process the request at the unit values calculated as of 3:00 p.m. on the following Business Day.

If you elect to participate in the asset allocation program, you must include all your Cash Value in the Program. Our affiliate, EquiTrust Investment Management Services, Inc. (“ETIMS”) will serve as the investment advisor, and will have an advisory relationship with each Owner, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the asset allocation program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if ETIMS changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the asset allocation program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Cash Value allocated to each Investment Option.

28

There are currently (4) asset allocation model portfolios to choose from:

•	Moderate Conservative Model Portfolio

•	Moderate Model Portfolio

•	Moderate Aggressive Model Portfolio

•	Aggressive Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or end your participation in the asset allocation program. Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Based on the results of the questionnaire, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. You may contact your registered representative or our Home Office for copy of the questionnaire. There is no charge to change to a different model portfolio.

Annual Rebalancing. On the fifth Business Day of May each year, we automatically rebalance your Cash Value to maintain the Subaccounts and percentages for your selected asset allocation model portfolio. This annual rebalancing takes account of:

•	Increases and decreases in Cash Value in each Subaccount due to Subaccount performance,

•	Increases and decreases in Cash Value in each Subaccount due to partial withdrawals and payment of Premiums, and

•	Any adjustments ETIMS has made to the selected asset allocation model portfolio.

Allocation of Future Premiums. The asset allocation model portfolio that you select will override any prior percentage allocations that you may have chosen and all future Premiums will be allocated accordingly.

Changes to Asset Allocation Model Portfolios. ETIMS periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. ETIMS may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes will be made to a particular model portfolio as a result of ETIMS’ review, then ETIMS will notify all Owners in the asset allocation program at least 30 days in advance of the date of such changes. You should carefully review these notices. Owners who wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action. Owners who do not wish to revise their respective investment allocations based on the changes to the model portfolios must contact our Home Office prior to the deadline set forth in the notice and affirmatively opt out of the revised asset allocation model portfolio. Unless you elect a different model portfolio under the asset allocation program, opting out of the revised asset allocation model portfolio will also cause your participation in the asset allocation program to terminate. When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Cash Value.

Note:

•	Transfers among Investment Options resulting from a change in the asset allocation model portfolios are not taken into account in determining any transfer processing fee.

29

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the asset allocation program to have terminated. However, you can elect at any time to again participate in the asset allocation program. Please contact our Home Office to reenter the asset allocation program. Please note: You must submit a request form, and may be required to submit an updated standardized questionnaire, before reentering the asset allocation program.

Other Information. We and our affiliates, including ETIMS, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Also, ETIMS, in its capacity as investment advisor to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, ETIMS is legally obligated to disregard these incentives. ETIMS receives no compensation for services it performs in developing and updating asset allocation model portfolios.

For more information about ETIMS, and its role as investment advisor for the asset allocation program, please see the ETIMS disclosure document, which is available to you at no charge. You can request a copy by writing to EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 or by contacting our Home Office at 1-800-400-5742. We may perform certain administrative functions on behalf of ETIMS; however, we are not registered as an investment advisor and are not providing any investment advice in making the asset allocation program available under the Contract.

If you elect to participate in the asset allocation program:

•	You can participate in the systematic withdrawal program.

•	You can surrender all or part of your Cash Value.

•	You cannot also elect to participate in the dollar cost averaging program.

We may terminate or alter the asset allocation program at any time.

Death Benefit Before the Retirement Date

If an Annuitant (who must always be the Owner) dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary, which is equal to the greater of:

•	premiums paid, less any partial surrenders (including applicable surrender charges), or

•	the Cash Value.

In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value.

We will pay the death benefit to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a payment option.

There is no death benefit payable if the Owner dies after the Retirement Date.

We are required, by federal tax law applicable to Non-Qualified Contracts, to distribute the Cash Value to the Beneficiary within five years of the deceased Owner’s death. This requirement is considered satisfied if proceeds are distributed over the life of the Beneficiary (or a period not exceeding the life expectancy of the Beneficiary), provided they begin within one year of the

30

Owner’s death. However, if the deceased Owner’s spouse is the designated Beneficiary, he or she may continue the Contract as the new Owner.

Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Under current federal law, a prospective or current Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse. You should consult a tax advisor for more information on this subject.

If the Owner dies on or after the Retirement Date, any remaining payments will be distributed under the payment option in effect on the Owner’s date of death.

Other rules may apply to a Qualified Contract.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. There is no charge for this rider.

If the Annuitant’s age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

a)  is the Cash Value; and

b)	is the sum of all premium payments less the sum of all partial surrender reductions (described below).

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

A partial surrender reduction is equal to a) multiplied by the ratio of b) divided by c) where:

a)  is the death benefit immediately prior to partial surrender;

b)  is the amount of the partial surrender; and

c)  is the Cash Value immediately prior to partial surrender.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Cash Value being less than the premium payments received minus any partial surrender reductions will result in no Incremental Death Benefit being paid.

Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

	Total
	Premiums				Incremental
Date	Paid	Cash Value	Gain	Death Benefit	Death Benefit
5/1/2011	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2031	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2030, and there were no partial surrenders made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

31

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 70 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 70 1/2 or such other date as meets the requirements of the Code.

On the Retirement Date, we will apply the proceeds under a life income annuity payment option with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “PAYMENT OPTIONS.”) If a payment option is elected, we will apply the Cash Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value on the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;

•	the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

•	the requested Retirement Date must be no later than the Annuitant’s 70th birthday or any earlier date required by law.

Payments

We will usually pay any surrender, partial surrender or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If, under SEC rules, the EquiTrust Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, We will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Money Market Subaccount until the Portfolio is liquidated.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial surrender or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received in good order.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial and complete surrenders or death benefits until

32

instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney’s fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Cash Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, partial surrenders taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

33

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Cash Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in the state of Utah.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Cash Value allocated to the Declared Interest Option (the “Declared Interest Option cash value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations. To the extent that we are required to pay you amounts in addition to your Cash Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option cash value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option cash value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option cash value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate

34

will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option cash value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option cash value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Cash Value. The Declared Interest Option cash value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or surrendered.

Transfers from Declared Interest Option

Only one transfer from the Declared Interest Option is allowed to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option cash value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Surrender or Surrender. We apply a charge if you make a partial surrender from or surrender your Contract during the first six Contract Years.

Contract Year in Which	Charge as Percentage of
Surrender Occurs	Amount Surrendered
1	6%

2	5

3	4

4	3

5	2

6	1

7 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Cash Value in determining the Cash Surrender Value. For a partial surrender, the surrender charge may, at the

35

election of the Owner, be deducted from the Cash Value remaining after the amount requested is withdrawn or from the amount of the surrender requested.

Amounts Not Subject to Surrender Charge. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Cash Value without incurring a surrender charge (the “10% withdrawal privilege”). (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Under the 10% withdrawal privilege, you may receive up to 10% of the Cash Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Cash Value each withdrawal represents on your most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at the Retirement Date. We may assess a surrender charge against your Cash Value at the Retirement Date. We do not apply a surrender charge if you elect to receive payment option 1 or a life contingent payment option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may partially or completely surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.

Annual Administrative Charge

We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We deduct this charge from your Cash Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Cash Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge as follows:

•	on the Contract Date with an initial premium payment of $100,000 or greater, or

•	if your Cash Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee

We currently do not assess the transfer processing fees for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

36

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Cash Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

The accumulation phase of your Contract ends on the Retirement Date you select (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds on the Retirement Date”). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. You may choose a lump sum payment under a Living Tradition AccountTM (“LTA”). The LTA is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the payee, and the payee will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for the Company, the bank will receive the amount the payee requests as a transfer from the Company’s General Account. The LTA is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the LTA is backed by the financial strength of the Company, although it is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA. Any interest paid on proceeds held in the LTA are currently taxable.

Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial surrender you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the

37

remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options 1, 2 and 4 may not satisfy the minimum required distributions rules for Qualified Contracts. Please consult a tax advisor.

Description of Payment Options

Option 1—Interest Income. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Income For a Fixed Term. The proceeds are paid in equal installments for a fixed number of years.

Option 3—Life Income Option With Term Certain. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option 4—Income for Fixed Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Option 5—Joint and Two-Thirds to Survivor Monthly Life Income. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for his or her lifetime.

38

Option 6—Joint and One-Half to Surviving Spouse. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

Option 7—Joint and 100% to Survivor Monthly Life Income Option. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.

Alternate Payment Options:

The Company may make available alternative payment options.

Election of Payment Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant’s death, if a payment option is not in effect or if payment will be made in one lump sum under the option in effect, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

We have provided a brief description of the available payment options above. The term “effective date” means the date as of which the proceeds are applied to a payment option. The term “payee” means a person who is entitled to receive payment under a payment option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the payment option chosen;

•	the payee’s age and sex;

•	the amount of proceeds applied to purchase the fixed annuity payments; and

•	the applicable annuity purchase rate.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

•	the total proceeds would be less than $2,000;

•	the amount of each payment would be less than $20; or

•	the payee is an assignee, estate, trustee, partnership, corporation or association.

Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 3 and 7. We determine

39

the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a payment option;

•	the payment option selected;

•	the age and sex of the Annuitant; and

•	the assumed interest rate used in the variable payment option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Payment Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the annuity unit value for the immediately preceding Valuation Period;

(b)	is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)	is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

40

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

•	refuse the election of a payment option if total proceeds are less than $5,000;

•	refuse to make payments of less than $50 each; or

•	make payments at less frequent intervals if payments will be less than $50 each.

Variable Payment Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request in good order. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Payment Options—Surrenders. Upon Written Notice, a payee may make a full surrender of the payments remaining in a payment option and receive the surrender value. We do not allow any partial surrenders of the dollar amounts allocated to a payment option. The surrender value is equal to:

(a) the commuted value of remaining payments in a payment option; MINUS

(b) a commutation fee that varies by year since the effective date.

The commuted value is the present value of the remaining stream of payments in a payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request in good order. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

41

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

42

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

43

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Cash Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account asses may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•	if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

44

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Cash Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner. A non-natural Owner of an annuity Contract (such as a corporation or a trust) generally must include any excess of cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•	the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial and Complete Surrenders. Under Section 72(e) of the Code, if a partial surrender is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial surrender is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Cash Value immediately before the partial

45

surrender exceeds the investment in the Contract at that time. Any additional amount surrendered is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•	as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might

46

also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

47

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s (or plan participant’s) lifetime.

If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Please consult your tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation included in the Owner’s gross income and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

48

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Performance Enhanced Death Benefit or Incremental Death Benefit Rider in the Contract comport with IRA qualification requirements. The value of such death benefits may need to be considered in calculating minimum required distributions. Individuals using the Contract in such a manner may want to consult their tax adviser.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

•	attainment of age 59 1/2,

•	severance of employment,

•	disability, or

•	financial hardship.

49

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because this death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits (including minimum distribution rules) may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

50

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately). You should consult a tax adviser for more information.

Annuity Purchases by Residents of Puerto Rico. In Rev. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government

51

Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing’s registered representatives may also receive commission overrides of up to 25% of the registered representatives’ commissions.

EquiTrust Marketing passes through all commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. These distribution expenses do not result in any additional charges against the Contracts that are not described under “CHARGES AND DEDUCTIONS.”

To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.

Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

Under the BrokerCheck Program, Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to EquiTrust Marketing Services, LLC at 5400 University Avenue, West Des Moines, IA 50266 or by calling our toll-free number at 1-877-860-2904.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some

52

lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Cash Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Cash Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of Contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The audited consolidated balance sheets of the Company as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2010 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

Investment Company Act of 1940, File Number 811-07974

53

APPENDIX A

Condensed Financial Information

The Account commenced operations on December 13, 1993; however, no premiums were received until January 3, 1994. The information presented below reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
American Century VP Inflation Protection Bond Fund(4)

2006	$10.000000	$10.177541	3,706.896452

2007	$10.177541	$11.024132	44,012.226361

2008	$11.024132	$10.748284	114,277.710837

2009	$10.748284	$11.726039	74,574.265389

2010	$11.726039	$12.203191	90,032.719811

American Century VP Mid Cap Value Fund(4)

2006	$10.000000	$11.519181	11,143.478258

2007	$11.519181	$11.113469	75,065.615014

2008	$11.113469	$8.303738	80,014.488794

2009	$8.303738	$10.657731	76,757.584014

2010	$10.657731	$12.552416	63,868.267213

American Century VP Ultra Fund(2)

2001	$10.000000	$10.921483	8,218.559963

2002	$10.921483	$8.336414	45,744.197491

2003	$8.336414	$10.284170	93,840.883825

2004	$10.284170	$11.241774	163,290.213083

2005	$11.241774	$11.343728	201,597.920280

2006	$11.343728	$10.836955	225,319.639244

2007	$10.836955	$12.952888	211,795.329384

2008	$12.952888	$7.485198	202,862.454945

2009	$7.485198	$9.942483	195,391.756443

2010	$9.942483	$11.398087	170,940.813191

American Century VP Value Fund(4)

2006	$10.000000	$11.450530	7,028.908805

2007	$11.450530	$10.726836	43,122.895805

2008	$10.726836	$7.757385	56,588.737498

2009	$7.757385	$9.183642	51,267.575081

2010	$9.183642	$10.286897	56,993.467162

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
American Century VP Vista Fund(2)

2001	$10.000000	$10.142488	3,010.903165

2002	$10.142488	$8.042978	25,706.455981

2003	$8.042978	$11.298745	50,074.912684

2004	$11.298745	$12.902780	137,087.098324

2005	$12.902780	$13.781495	204,304.728934

2006	$13.781495	$14.839514	249,982.625024

2007	$14.839514	$20.488517	287,030.843176

2008	$20.488517	$10.395278	282,173.225466

2009	$10.395278	$12.574024	280,986.975331

2010	$12.574024	$15.383850	251,728.766794

Calvert VP Nasdaq-100® Index Portfolio(2)(7)

2001	$10.000000	$13.639226	21,180.759362

2002	$13.639226	$8.418052	113,052.642227

2003	$8.418052	$12.359273	239,917.950255

2004	$12.359273	$13.438085	353,670.013401

2005	$13.438085	$13.444744	420,790.026477

2006	$13.444744	$14.165022	428,480.535351

2007	$14.165022	$16.578963	407,469.409367

2008	$16.578963	$9.512567	382,384.624272

2009	$9.512567	$14.424342	383,213.086640

2010	$14.424342	$17.038568	332,401.815481

Calvert VP Russell 2000® Small Cap Index Portfolio(2)(8)

2001	$10.000000	$12.244342	10,938.381690

2002	$12.244342	$9.546605	87,644.353676

2003	$9.546605	$13.788526	174,050.430941

2004	$13.788526	$16.030299	283,079.674665

2005	$16.030299	$16.469199	423,314.011249

2006	$16.469199	$19.132157	478,548.455931

2007	$19.132157	$18.479016	520,416.152540

2008	$18.479016	$12.052453	507,042.845585

2009	$12.052453	$15.022537	468,141.964259

2010	$15.022537	$18.706480	392,202.621889

Calvert VP S&P MidCap 400® Index Portfolio(2)(9)

2001	$10.000000	$11.953234	23,279.255577

2002	$11.953234	$10.017150	140,545.206010

2003	$10.017150	$13.332427	249,852.732391

2004	$13.332427	$15.244220	362,109.545747

2005	$15.244220	$16.856168	503,542.404491

2006	$16.856168	$18.268563	579,534.574563

2007	$18.268563	$19.374652	567,364.639479

2008	$19.374652	$12.125260	516,526.869252

2009	$12.125260	$16.333059	473,280.002013

2010	$16.333059	$20.322123	402,895.238020

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Dreyfus Variable Investment Fund Appreciation Portfolio—Initial Share Class(2)

2001	$10.000000	$10.545102	7,411.686736

2002	$10.545102	$8.673357	51,576.288092

2003	$8.673357	$10.379911	120,858.798892

2004	$10.379911	$10.768764	162,843.653236

2005	$10.768764	$11.101644	232,766.972416

2006	$11.101644	$12.772676	291,949.934928

2007	$12.772676	$13.514281	425,765.074530

2008	$13.514281	$9.402425	451,573.761402

2009	$9.402425	$11.381419	363,398.865121

2010	$11.381419	$12.961770	381,036.111681

Dreyfus Variable Investment Fund Growth and Income Portfolio—Initial Share Class(2)

2001	$10.000000	$10.712789	3,462.659348

2002	$10.712789	$7.899624	44,355.620464

2003	$7.899624	$9.875674	86,669.940919

2004	$9.875674	$10.481966	122,297.675102

2005	$10.481966	$10.699922	146,426.259602

2006	$10.699922	$12.102827	141,762.822411

2007	$12.102827	$12.962535	139,656.177891

2008	$12.962535	$7.627877	127,773.567487

2009	$7.627877	$9.702514	128,048.077096

2010	$9.702514	$11.364919	121,259.209058

Dreyfus Variable Investment Fund International Equity Portfolio—Initial Share Class(2)

2001	$10.000000	$10.849521	1,409.988455

2002	$10.849521	$9.007166	15,471.276510

2003	$9.007166	$12.712747	31,202.543437

2004	$12.712747	$15.642764	58,548.993859

2005	$15.642764	$17.730345	109,579.695704

2006	$17.730345	$21.596855	290,848.762238

2007	$21.596855	$24.982450	561,140.012620

2008	$24.982450	$14.254863	601,360.904928

2009	$14.254863	$17.637231	685,458.187247

2010	$17.637231	$19.164942	716,087.660120

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio—Initial Share Class(2)(6)

2001	$10.000000	$11.262928	2,938.187192

2002	$11.262928	$8.996053	79,879.120887

2003	$8.996053	$11.702012	141,920.940605

2004	$11.702012	$12.869112	216,037.980008

2005	$12.869112	$13.448538	278,594.922321

2006	$13.448538	$13.784928	304,073.858326

2007	$13.784928	$12.107317	285,099.775902

2008	$12.107317	$7.462336	261,543.233239

2009	$7.462336	$9.289156	272,565.436511

2010	$9.289156	$12.031887	249,871.925513

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Dreyfus Socially Responsible Growth Fund—Service Share Class(2)

2001	$10.000000	$10.647350	1,220.691492

2002	$10.647350	$7.451791	19,331.740742

2003	$7.451791	$9.255543	32,198.852724

2004	$9.255543	$9.684021	43,959.901006

2005	$9.684021	$9.885311	59,040.691124

2006	$9.885311	$10.638703	64,382.401444

2007	$10.638703	$11.294492	66,306.163775

2008	$11.294492	$7.296701	61,033.923402

2009	$7.296701	$9.617013	60,062.467300

2010	$9.617013	$10.878845	58,694.015981

EquiTrust Blue Chip Portfolio—Initial Class

1998	$19.644248	$23.076586	1,405,038.490515

1999	$23.076586	$27.550162	1,605,404.332352

2000	$27.550162	$24.891473	1,700,516.513888

2001	$24.891473	$21.806390	1,684,175.582512

2002	$21.806390	$17.427981	1,607,819.126576

2003	$17.427981	$21.637114	1,577,446.577893

2004	$21.637114	$22.667069	1,578,013.508474

2005	$22.667069	$22.900018	1,436,669.519897

2006	$22.900018	$26.561339	1,291,337.900347

2007	$26.561339	$27.933646	1,294,560.939741

2008	$27.933646	$19.223449	1,206,200.462642

2009	$19.223449	$22.394722	1,133,327.600304

2010	$22.394722	$24.610271	1,019,666.631506

EquiTrust High Grade Bond Portfolio—Initial Class

1998	$12.638724	$13.424249	478,226.393161

1999	$13.424249	$13.200202	610,691.272284

2000	$13.200202	$14.489917	504,863.107450

2001	$14.489917	$15.613257	640,404.025303

2002	$15.613257	$16.711995	852,596.616078

2003	$16.711995	$17.402442	861,472.193432

2004	$17.402442	$17.926161	914,545.998455

2005	$17.926161	$18.175385	1,066,677.830300

2006	$18.175385	$18.810277	1,162,034.121541

2007	$18.810277	$19.596315	1,299,802.302930

2008	$19.596315	$19.048956	1,148,170.952151

2009	$19.048956	$21.054289	1,081,278.531137

2010	$21.054289	$22.480051	969,805.444280

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
EquiTrust Managed Portfolio—Initial Class

1998	$14.812821	$13.353071	2,135,009.594475

1999	$13.353071	$12.732614	1,655,918.646748

2000	$12.732614	$16.021408	1,124,377.006654

2001	$16.021408	$17.108025	1,222,742.732976

2002	$17.108025	$16.593129	1,313,017.993112

2003	$16.593129	$20.114070	1,329,756.309732

2004	$20.114070	$21.570415	1,415,759.465111

2005	$21.570415	$22.270721	1,636,807.017230

2006	$22.270721	$24.636017	1,686,234.717289

2007	$24.636017	$25.758777	1,673,006.238951

2008	$25.758777	$20.367445	1,526,183.388126

2009	$20.367445	$23.821795	1,387,416.041185

2010	$23.821795	$27.068881	1,177,215.839431

EquiTrust Money Market Portfolio—Initial Class

1998	$11.490613	$11.918652	196,131.265936

1999	$11.918652	$12.311317	277,902.542187

2000	$12.311317	$12.879016	311,127.565808

2001	$12.879016	$13.170669	421,395.027899

2002	$13.170669	$13.159560	305,120.304765

2003	$13.159560	$13.065095	193,303.117202

2004	$13.065095	$12.999106	157,518.890696

2005	$12.999106	$13.160566	198,896.623665

2006	$13.160566	$13.574767	284,489.720692

2007	$13.574767	$14.038695	530,298.799385

2008	$14.038695	$14.129676	421,787.309069

2009	$14.129676	$13.971342	303,924.754652

2010	$13.971342	$13.815958	229,142.613572

EquiTrust Strategic Yield Portfolio—Initial Class

1998	$13.599893	$14.357539	574,791.394312

1999	$14.357539	$14.074203	645,218.673657

2000	$14.074203	$14.324807	527,506.913808

2001	$14.324807	$15.453307	628,034.410467

2002	$15.453307	$16.095720	680,587.396395

2003	$16.095720	$17.800216	698,444.986022

2004	$17.800216	$19.152712	777,832.342561

2005	$19.152712	$19.534940	946,301.554356

2006	$19.534940	$20.605477	969,782.476852

2007	$20.605477	$21.074664	1,043,799.158949

2008	$21.074664	$18.506670	924,342.131738

2009	$18.506670	$22.748706	743,341.676287

2010	$22.748706	$24.923249	660,095.068028

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
EquiTrust Value Growth Portfolio—Initial Class

1998	$14.351888	$10.708359	1,798,954.440607

1999	$10.708359	$9.903134	1,698,985.167791

2000	$9.903134	$11.419804	1,213,246.995853

2001	$11.419804	$12.066069	1,312,538.753153

2002	$12.066069	$10.673679	1,295,612.634199

2003	$10.673679	$13.777277	1,258,082.115374

2004	$13.777277	$15.177210	1,243,913.691353

2005	$15.177210	$15.952241	1,196,829.590351

2006	$15.952241	$17.659180	1,198,046.310034

2007	$17.659180	$18.358633	1,244,421.481647

2008	$18.358633	$12.634959	1,156,468.623924

2009	$12.634959	$15.793654	1,038,174.498516

2010	$15.793654	$17.837297	903,227.591172

Fidelity VIP Contrafund Portfolio—Initial Class(1)

1999	$10.000000	$11.412001	268,419.718536

2000	$11.412001	$10.591291	780,928.170248

2001	$10.591291	$9.178822	914,443.540568

2002	$9.178822	$8.217540	972,461.894169

2003	$8.217540	$10.427766	1,049,617.411556

2004	$10.427766	$11.893682	1,185,002.185467

2005	$11.893682	$13.738017	1,519,977.558101

2006	$13.738017	$15.160165	2,002,617.710106

2007	$15.160165	$17.607527	2,389,473.057738

2008	$17.607527	$9.995685	2,406,018.076656

2009	$9.995685	$13.398471	2,154,343.176058

2010	$13.398471	$15.510065	1,872,805.130013

Fidelity VIP Growth Portfolio—Initial Class(1)

1999	$10.000000	$12.470481	463,699.762973

2000	$12.470481	$11.021759	1,444,185.491846

2001	$11.021759	$8.962737	1,670,057.105953

2002	$8.962737	$6.185970	1,768,489.318774

2003	$6.185970	$8.117079	1,882,273.086445

2004	$8.117079	$8.287473	1,973,637.961155

2005	$8.287473	$8.660262	1,912,086.397287

2006	$8.660262	$9.140059	1,751,825.972373

2007	$9.140059	$11.462111	1,532,378.193419

2008	$11.462111	$5.979830	1,412,718.104025

2009	$5.979830	$7.577079	1,331,537.370292

2010	$7.577079	$9.292009	1,212,953.728388

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Fidelity VIP Growth & Income Portfolio—Initial Class(1)

1999	$10.000000	$10.215613	256,006.036822

2000	$10.215613	$9.731343	547,733.198564

2001	$9.731343	$8.769546	608,635.377362

2002	$8.769546	$7.221656	627,135.214898

2003	$7.221656	$8.828510	692,289.091289

2004	$8.828510	$9.224800	716,956.737998

2005	$9.224800	$9.807161	670,368.036736

2006	$9.807161	$10.963696	593,053.155146

2007	$10.963696	$12.141095	566,302.522982

2008	$12.141095	$6.989864	525,168.897108

2009	$6.989864	$8.781941	485,584.358005

2010	$8.781941	$9.962261	433,315.850102

Fidelity VIP High Income Portfolio—Service Class 2(2)

2001	$10.000000	$10.248563	23,020.752220

2002	$10.248563	$10.456055	52,502.703315

2003	$10.456055	$13.091299	93,420.697271

2004	$13.091299	$14.143074	154,734.492966

2005	$14.143074	$14.292055	226,889.475308

2006	$14.292055	$15.673192	265,007.932198

2007	$15.673192	$15.872152	307,939.348945

2008	$15.872152	$11.733167	271,652.546710

2009	$11.733167	$16.628025	253,097.137622

2010	$16.628025	$18.669209	230,242.908564

Fidelity VIP Index 500 Portfolio—Initial Class(1)

1999	$10.000000	$10.978394	364,582.667227

2000	$10.978394	$9.866754	940,433.025457

2001	$9.866754	$8.564903	1,124,474.662913

2002	$8.564903	$6.576322	1,356,320.597224

2003	$6.576322	$8.340797	1,521,137.893934

2004	$8.340797	$9.112364	1,692,409.295722

2005	$9.112364	$9.434422	1,865,526.577104

2006	$9.434422	$10.784830	1,822,012.970761

2007	$10.784830	$11.230563	1,834,632.129920

2008	$11.230563	$6.987473	1,728,706.905923

2009	$6.987473	$8.737609	1,591,458.497461

2010	$8.737609	$9.925267	1,361,832.714939

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Fidelity VIP MidCap Portfolio—Service Class 2(2)

2001	$10.000000	$10.597833	10,933.767742

2002	$10.597833	$9.417710	124,984.523800

2003	$9.417710	$12.861559	203,388.626202

2004	$12.861559	$15.836592	331,870.957971

2005	$15.836592	$18.461440	509,579.775591

2006	$18.461440	$20.498366	704,698.624633

2007	$20.498366	$23.351093	789,192.121989

2008	$23.351093	$13.927381	744,248.470170

2009	$13.927381	$19.225323	677,644.337858

2010	$19.225323	$24.412742	615,649.332205

Fidelity VIP Overseas Portfolio—Initial Class(1)

1999	$10.000000	$13.059675	63,176.428061

2000	$13.059675	$10.471433	322,687.496577

2001	$10.471433	$8.151430	367,837.290891

2002	$8.151430	$6.417476	369,657.888531

2003	$6.417476	$9.087609	398,538.394106

2004	$9.087609	$10.199563	452,674.491322

2005	$10.199563	$11.993411	497,328.561330

2006	$11.993411	$13.989529	586,756.103786

2007	$13.989529	$16.210242	651,752.032688

2008	$16.210242	$8.995752	635,573.137244

2009	$8.995752	$11.242416	604,055.850522

2010	$11.242416	$12.558125	534,793.941631

Franklin Global Real Estate Securities Fund—Class 2(3)

2003	$10.000000	$12.267727	30,826.130840

2004	$12.267727	$15.972053	214,840.246852

2005	$15.972053	$17.902692	499,738.099639

2006	$17.902692	$21.325451	666,118.622711

2007	$21.325451	$16.665563	584,613.850259

2008	$16.665563	$9.481326	481,645.814143

2009	$9.481326	$11.152137	490,683.826060

2010	$11.152137	$13.324443	408,425.176271

Franklin Small-Mid Cap Growth Securities Fund—Class 2(2)

2001	$10.000000	$11.558771	3,083.119175

2002	$11.558771	$10.260406	62,358.293636

2003	$10.260406	$11.036212	83,187.770206

2004	$11.036212	$12.151351	140,340.183610

2005	$12.151351	$12.576689	178,905.450513

2006	$12.576689	$13.503004	323,784.850888

2007	$13.503004	$14.835374	489,546.367774

2008	$14.835374	$8.425032	540,490.149253

2009	$8.425032	$11.948034	339,250.292962

2010	$11.948034	$15.059876	290,258.301030

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Franklin Small Cap Value Securities Fund—Class 2(2)

2001	$10.000000	$11.449250	3,576.395784

2002	$11.449250	$8.140753	43,007.319942

2003	$8.140753	$13.390742	86,583.147159

2004	$13.390742	$16.367694	134,463.261212

2005	$16.367694	$17.584590	196,370.385184

2006	$17.584590	$20.320106	351,872.611298

2007	$20.320106	$19.590174	458,916.899769

2008	$19.590174	$12.960457	448,159.877511

2009	$12.960457	$16.532169	542,687.733431

2010	$16.532169	$20.934983	498,530.510185

Franklin U.S. Government Fund—Class 2(2)

2001	$10.000000	$9.891025	24,469.317956

2002	$9.891025	$10.724146	170,609.335566

2003	$10.724146	$10.826393	250,010.737575

2004	$10.826393	$11.064167	309,027.256321

2005	$11.064167	$11.190813	378,068.420641

2006	$11.190813	$11.497290	625,037.631811

2007	$11.497290	$12.105257	1,069,377.033173

2008	$12.105257	$12.863130	1,097,849.293898

2009	$12.863130	$13.097783	879,223.020837

2010	$13.097783	$13.620028	830,376.570976

Mutual Shares Securities Fund—Class 2(2)

2001	$10.000000	$10.470231	13,161.731021

2002	$10.470231	$9.119383	72,114.962721

2003	$9.119383	$11.272950	111,246.998274

2004	$11.272950	$12.540621	148,443.929345

2005	$12.540621	$13.694013	204,656.918882

2006	$13.694013	$16.013128	284,057.284559

2007	$16.013128	$16.364979	311,541.851054

2008	$16.364979	$10.163732	297,085.788362

2009	$10.163732	$12.653788	289,770.960472

2010	$12.653788	$13.895663	239,375.379752

JPMorgan Insurance Trust Mid-Cap Value Portfolio—Class 1(2)

2001	$10.000000	$10.770523	17,293.966910

2002	$10.770523	$10.725810	84,579.377796

2003	$10.725810	$13.733442	133,043.227094

2004	$13.733442	$16.421815	187,385.081983

2005	$16.421815	$17.714743	291,410.292253

2006	$17.714743	$20.445009	322,931.995641

2007	$20.445009	$20.686744	325,245.953121

2008	$20.686744	$13.646146	294,659.539871

2009	$13.646146	$17.073713	276,109.147315

2010	$17.073713	$20.817411	246,852.256799

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1(2)(5)

2001	$10.000000	$11.482765	4,097.895586

2002	$11.482765	$8.885050	27,272.135339

2003	$8.885050	$11.934221	52,086.049976

2004	$11.934221	$14.991059	85,462.569842

2005	$14.991059	$15.312765	160,211.008443

2006	$15.312765	$17.396004	282,609.569644

2007	$17.396004	$16.205523	347,216.975069

2008	$16.205523	$10.886195	311,889.148250

2009	$10.886195	$13.178984	255,762.949121

2010	$13.178984	$16.546539	218,567.112466

T. Rowe Price Equity Income Portfolio(2)

2001	$10.000000	$10.559722	39,268.253196

2002	$10.559722	$9.060531	278,784.326860

2003	$9.060531	$11.231309	399,555.250686

2004	$11.231309	$12.748144	574,473.310409

2005	$12.748144	$13.085118	906,438.077176

2006	$13.085118	$15.377117	1,314,359.796128

2007	$15.377117	$15.682144	1,864,274.542969

2008	$15.682144	$9.894865	1,980,696.035896

2009	$9.894865	$12.274843	1,752,221.671319

2010	$12.274843	$13.943001	1,484,755.000920

T. Rowe Price International Stock Portfolio(1)

1999	$10.000000	$12.594365	37,855.933511

2000	$12.594365	$10.251995	172,671.089779

2001	$10.251995	$7.874745	209,554.144741

2002	$7.874745	$6.354290	226,602.990441

2003	$6.354290	$8.191659	241,382.835825

2004	$8.191659	$9.204962	269,908.101991

2005	$9.204962	$10.550069	294,603.302743

2006	$10.550069	$12.411702	326,525.824172

2007	$12.411702	$13.856783	341,088.754989

2008	$13.856783	$7.019234	327,147.189626

2009	$7.019234	$10.565909	344,519.480929

2010	$10.565909	$11.942925	308,653.331558

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
T. Rowe Price Mid-Cap Growth Portfolio(1)

1999	$10.000000	$11.558106	148,116.601103

2000	$11.558106	$12.421143	520,410.344429

2001	$12.421143	$12.154258	635,106.149730

2002	$12.154258	$9.452791	655,865.050521

2003	$9.452791	$12.922058	700,657.785217

2004	$12.922058	$15.104595	732,302.967766

2005	$15.104595	$17.118449	717,847.485985

2006	$17.118449	$18.031233	657,831.466169

2007	$18.031233	$20.928760	585,594.190323

2008	$20.928760	$12.451169	504,271.996085

2009	$12.451169	$17.912644	447,857.433146

2010	$17.912644	$22.665205	396,695.476162

T. Rowe Price New America Growth Portfolio(1)

1999	$10.000000	$10.618750	148,260.057146

2000	$10.618750	$9.428713	341,918.901284

2001	$9.428713	$8.208428	419,416.743464

2002	$8.208428	$5.810834	454,992.990023

2003	$5.810834	$7.754698	512,697.650692

2004	$7.754698	$8.492827	557,630.338495

2005	$8.492827	$8.763680	589,610.576172

2006	$8.763680	$9.290899	576,826.478590

2007	$9.290899	$10.440506	542,791.517689

2008	$10.440506	$6.367504	514,239.642259

2009	$6.367504	$9.419643	960,256.346792

2010	$9.419643	$11.130706	875,421.314121

T. Rowe Price Personal Strategy Balanced Portfolio(1)

1999	$10.000000	$10.190662	204,868.486876

2000	$10.190662	$10.650909	504,370.109579

2001	$10.650909	$10.265004	653,152.291283

2002	$10.265004	$9.346948	866,024.053175

2003	$9.346948	$11.522164	958,928.619520

2004	$11.522164	$12.836993	1,088,257.565579

2005	$12.836993	$13.494333	1,264,865.844476

2006	$13.494333	$14.909043	1,353,889.340528

2007	$14.909043	$15.845434	1,365,861.536495

2008	$15.845434	$10.972450	1,257,519.601034

2009	$10.972450	$14.319155	1,131,924.282301

2010	$14.319155	$16.080741	916,962.815191

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Templeton Growth Securities Fund(2)

2001	$10.000000	$10.815035	10,389.307099

2002	$10.815035	$8.705828	68,682.396135

2003	$8.705828	$11.361998	119,581.369688

2004	$11.361998	$13.020637	185,608.768414

2005	$13.020637	$14.000335	295,211.863926

2006	$14.000335	$16.845890	353,756.939404

2007	$16.845890	$17.027965	393,733.342110

2008	$17.027965	$9.698293	362,680.617244

2009	$9.698293	$12.558504	595,793.053164

2010	$12.558504	$13.318896	454,712.549688

(1)	Available May 1, 1999.

(2)	Available October 1, 2001.

(3)	Available May 1, 2003.

(4)	Available May 1, 2006.

(5)	The Accumulation Unit Value information for the periods noted is based upon the subaccount’s investment on the Small Company Portfolio prior to the date of the merger of the Small Company Portfolio with Small Cap Core Portfolio, which merger occurred on or about April 25, 2009.

(6)	The Accumulation Unit Value information is based upon the subaccount’s investment in the Dreyfus VIF* Developing Leaders Portfolio prior to the date of the name change of the Dreyfus VIF* Developing Leaders Portfolio to Dreyfus VIF* Opportunistic Small Cap Portfolio, which occurred on or about April 19, 2010.

(7)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Nasdaq-100® Index Portfolio prior to the date of the name change of the Summit Nasdaq-100® Index Portfolio to Calvert VP Nasdaq-100® Index Portfolio, which occurred on or about April 30, 2010.

(8)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Russell 2000® Small Cap Index Portfolio prior to the date of the name change of the Summit Russell 2000® Small Cap Index Portfolio to Calvert VP Russell 2000® Small Cap Index Portfolio, which occurred on or about April 30, 2010.

(9)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit S&P MidCap 400® Index Portfolio prior to the date of the name change of the Summit S&P MidCap 400® Index Portfolio to Calvert VP S&P MidCap 400® Index Portfolio, which occurred on or about April 30, 2010.

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%. Net of all expenses, these constant returns are: −2.05%, 0.98%, 4.00%, 6.98%, and 9.95%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount’s average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical supplemental agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled “PAYMENT OPTIONS—Election of Payment Options and Annuity Payments.”

Assumptions on Which the Hypothetical Supplemental Agreement and Contract are Based. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract;

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract;

•	The proceeds applied under the agreement represent the entire Cash Surrender Value of the Contract and are allocated to a single Subaccount;

•	The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%

•	Assumed Interest Rate is 4% per year;

•	The payee elects to receive monthly variable annuity payments; and

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000.

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “PAYMENT OPTIONS.”

Assumed Interest Rate. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “PAYMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied;

•	the annuity payment option selected;

•	the annuity purchase rates in the supplemental agreement on the effective date;

•	the Assumed Interest Rate under the supplemental agreement on the effective date;

•	the age of the payee; and

•	in most cases, the sex of the payee.

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “PAYMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract	0.00% Gross	3.03% Gross	6.05% Gross	9.03% Gross	12.00% Gross
Year	−2.05% Net	0.98% Net	4.00% Net	6.98% Net	9.95% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	942	971	1,000	1,029	1,057
3	887	943	1,000	1,058	1,118
4	835	915	1,000	1,088	1,182
5	787	889	1,000	1,120	1,249
6	741	863	1,000	1,152	1,321
7	698	838	1,000	1,185	1,396
8	657	814	1,000	1,219	1,476
9	619	790	1,000	1,254	1,561
10	583	767	1,000	1,290	1,650
11	549	745	1,000	1,326	1,744
12	517	723	1,000	1,364	1,844
13	487	702	1,000	1,404	1,950
14	459	682	1,000	1,444	2,061
15	432	662	1,000	1,485	2,179
16	407	643	1,000	1,528	2,304
17	383	624	1,000	1,571	2,436
18	361	606	1,000	1,617	2,575
19	340	588	1,000	1,663	2,722
20	320	571	1,000	1,710	2,878
21	302	555	1,000	1,759	3,043
22	284	539	1,000	1,810	3,217
23	268	523	1,000	1,862	3,401
24	252	508	1,000	1,915	3,595
25	237	493	1,000	1,970	3,801

STATEMENT OF ADDITIONAL INFORMATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

Tear at perforation

STATEMENT OF ADDITIONAL INFORMATION
FARM BUREAU LIFE INSURANCE COMPANY
5400 University Avenue
West Des Moines, Iowa 50266
1-800-247-4170
FARM BUREAU LIFE ANNUITY ACCOUNT
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling us at our address or toll-free number shown above.
May 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract
The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability
We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, we will pay that amount which the premium actually paid would have purchased at the correct age and sex.

Nonparticipation
The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields
Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.
The net change in account value reflects:
•	net income from the Investment Option attributable to the hypothetical account, and

•	charges and deductions imposed under the Contract attributable to the hypothetical account.
     The charges and deductions include per unit charges for the hypothetical account for:
•	the annual administrative charge, and

•	the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:
Current Yield = ((NCS – ES)/UV) x (365/7)
Where:
NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1
Where:
NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.
The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.
The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return.
The actual yield is affected by:
•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.
Yields may also be presented for other periods of time.

Other Subaccount Yields
Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield is calculated according to the SEC prescribed formula set forth below:
Yield	=	2 x ((((NI – ES)/(U x UV)) + 1) [6] – 1)
Where:
NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.
The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.
The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.
The surrender charge is not considered in the yield calculation.

Average Annual Total Returns
Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.
Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.
Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:
TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
Investment Option Performance. Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Contract.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns
Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.
We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:
CTR	=	(ERV/P) – 1
Where:
CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data
We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Cash Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. We have discontinued sales of the Contract to new purchasers.
We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.

		Aggregate Amount of
		Commissions Retained by
	Aggregate Amount of	EquiTrust Marketing
	Commissions Paid	After Payments to its
Fiscal Year	to EquiTrust Marketing*	Registered Representatives
2010	$425,771	$0
2009	$462,937	$0
2008	$525,282	$0

* Includes sales compensation paid to registered representatives of EquiTrust Marketing.
EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.

LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by David A. McNeill, Esquire, Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Account’s statements of assets and liabilities as of December 31, 2010 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2010 and 2009 and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309 as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of

5

Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Company’s consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Farm Bureau Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account (the Account), which is comprised of the subaccounts listed in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2010, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 29, 2011

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities
December 31, 2010

	Products A and B — see Note 1
	American Century Variable Portfolios, Inc.*					Calvert Variable Products, Inc.*(1)
	American	Inflation					Russell 2000
	Century Mid	Protection				NASDAQ 100	Small Cap	S&P MidCap
	Cap Value	Bond	Ultra	Value	Vista	Index	Index	400 Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$801,701	$1,098,687	$1,948,398	$586,286	$3,872,557	$5,663,651	$7,336,730	$8,187,687
Receivable for investments sold	822	1,147	2,014	605	5,012	5,441	7,839	8,780

Total assets	802,523	1,099,834	1,950,412	586,891	3,877,569	5,669,092	7,344,569	8,196,467

Liabilities
Payable to Farm Bureau Life Insurance Company	822	1,147	2,014	605	5,012	5,441	7,839	8,780

Net assets	$801,701	$1,098,687	$1,948,398	$586,286	$3,872,557	$5,663,651	$7,336,730	$8,187,687

Net assets
Accumulation units	$801,701	$1,098,687	$1,948,398	$586,286	$3,872,557	$5,663,651	$7,336,730	$8,187,687
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$801,701	$1,098,687	$1,948,398	$586,286	$3,872,557	$5,663,651	$7,336,730	$8,187,687

Investments in shares of mutual funds, at cost	$680,490	$1,052,032	$1,890,243	$589,935	$3,897,143	$4,220,163	$7,194,266	$7,518,464
Shares of mutual funds owned	56,697.39	98,891.68	207,718.36	100,048.79	236,998.62	185,937.33	116,493.02	119,720.52

Accumulation units outstanding	63,868.27	90,032.72	170,940.81	56,993.47	251,728.77	332,401.82	392,202.62	402,895.24
Accumulation unit value	$12.55	$12.20	$11.40	$10.29	$15.38	$17.04	$18.71	$20.32

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A and B — see Note 1
					Dreyfus
					Socially
					Responsible
					Growth	EquiTrust Variable Insurance
	Dreyfus Variable Investment Fund*				Fund, Inc.*	Series Fund*
		Dreyfus			Socially
		Growth &	International	Opportunistic	Responsible		High Grade
	Appreciation	Income	Equity	Small Cap	Growth	Blue Chip	Bond	Managed
	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$4,938,902	$1,378,101	$13,723,778	$3,006,431	$638,523	$25,094,272	$21,801,275	$31,865,916
Receivable for investments sold	4,918	1,335	13,207	3,109	613	23,301	21,682	33,260

Total assets	4,943,820	1,379,436	13,736,985	3,009,540	639,136	25,117,573	21,822,957	31,899,176

Liabilities
Payable to Farm Bureau Life Insurance Company	4,918	1,335	13,207	3,109	613	23,301	21,682	33,260

Net assets	$4,938,902	$1,378,101	$13,723,778	$3,006,431	$638,523	$25,094,272	$21,801,275	$31,865,916

Net assets
Accumulation units	$4,938,902	$1,378,101	$13,723,778	$3,006,431	$638,523	$25,063,152	$21,801,275	$31,861,593
Contracts in annuitization period	—	—	—	—	—	31,120	—	4,323

Total net assets	$4,938,902	$1,378,101	$13,723,778	$3,006,431	$638,523	$25,094,272	$21,801,275	$31,865,916

Investments in shares of mutual funds, at cost	$4,667,899	$1,425,234	$14,358,717	$3,117,063	$561,391	$23,733,414	$20,771,332	$30,758,933
Shares of mutual funds owned	139,359.55	69,741.96	834,779.69	98,281.49	21,491.86	703,314.79	2,082,261.27	2,086,831.41

Accumulation units outstanding	381,036.11	121,259.21	716,087.66	249,871.93	58,694.02	1,018,402.11	969,805.44	1,177,056.14
Accumulation unit value	$12.96	$11.36	$19.16	$12.03	$10.88	$24.61	$22.48	$27.07

Annuitized units outstanding	—	—	—	—	—	1,264.52	—	159.70
Annuitized unit value	$—	$—	$—	$—	$—	$24.61	$—	$27.07

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A and B — see Note 1
	EquiTrust Variable Insurance
	Series Fund*			Fidelity® Variable Insurance Products Funds*
						Fidelity
						Growth &	High Income
	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	Income	— SC2	Index 500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$3,165,825	$16,451,713	$16,111,139	$29,047,330	$11,270,777	$4,316,805	$4,298,453	$13,516,554
Receivable for investments sold	3,392	16,484	16,281	29,324	10,334	4,451	4,048	14,166

Total assets	3,169,217	16,468,197	16,127,420	29,076,654	11,281,111	4,321,256	4,302,501	13,530,720

Liabilities
Payable to Farm Bureau Life Insurance Company	3,392	16,484	16,281	29,324	10,334	4,451	4,048	14,166

Net assets	$3,165,825	$16,451,713	$16,111,139	$29,047,330	$11,270,777	$4,316,805	$4,298,453	$13,516,554

Net assets
Accumulation units	$3,165,825	$16,451,713	$16,105,789	$29,047,330	$11,270,508	$4,316,348	$4,298,453	$13,509,245
Contracts in annuitization period	—	—	5,350	—	269	457	—	7,309

Total net assets	$3,165,825	$16,451,713	$16,111,139	$29,047,330	$11,270,777	$4,316,805	$4,298,453	$13,516,554

Investments in shares of mutual funds, at cost	$3,165,825	$15,919,154	$15,128,351	$33,309,694	$9,117,862	$4,680,622	$4,323,185	$13,737,427
Shares of mutual funds owned	3,165,824.79	1,799,968.65	1,180,303.19	1,216,387.33	303,876.45	341,789.82	788,706.98	102,096.49

Accumulation units outstanding	229,142.61	660,095.07	902,927.67	1,872,805.13	1,212,924.73	433,270.02	230,242.91	1,361,096.29
Accumulation unit value	$13.82	$24.92	$17.84	$15.51	$9.29	$9.96	$18.67	$9.93

Annuitized units outstanding	—	—	299.92	—	29.00	45.83	—	736.42
Annuitized unit value	$—	$—	$17.84	$—	$9.29	$9.96	$—	$9.93

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A and B — see Note 1
	Fidelity® Variable
	Insurance Products
	Funds*		Franklin Templeton Variable Insurance Products Trust*
				Franklin	Franklin
				Small Cap	Small-Mid	Franklin	Mutual	Templeton
	Mid-Cap		Franklin	Value	Cap Growth	U.S.	Shares	Growth
	— SC2	Overseas	Real Estate	Securities	Securities	Government	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$15,029,688	$6,716,009	$5,442,038	$10,436,728	$4,371,254	$11,309,752	$3,326,280	$6,056,269
Receivable for investments sold	16,059	6,325	5,183	11,244	4,488	11,717	3,488	6,082

Total assets	15,045,747	6,722,334	5,447,221	10,447,972	4,375,742	11,321,469	3,329,768	6,062,351

Liabilities
Payable to Farm Bureau Life Insurance Company	16,059	6,325	5,183	11,244	4,488	11,717	3,488	6,082

Net assets	$15,029,688	$6,716,009	$5,442,038	$10,436,728	$4,371,254	$11,309,752	$3,326,280	$6,056,269

Net assets
Accumulation units	$15,029,688	$6,707,264	$5,442,038	$10,436,224	$4,371,254	$11,309,752	$3,326,280	$6,056,269
Contracts in annuitization period	—	8,745	—	504	—	—	—	—

Total net assets	$15,029,688	$6,716,009	$5,442,038	$10,436,728	$4,371,254	$11,309,752	$3,326,280	$6,056,269

Investments in shares of mutual funds, at cost	$13,861,584	$7,903,185	$6,957,343	$9,716,638	$3,764,573	$10,882,846	$3,644,188	$5,333,022
Shares of mutual funds owned	467,777.41	400,477.58	424,165.09	642,260.17	203,030.85	862,681.31	208,544.17	550,069.86

Accumulation units outstanding	615,649.33	534,097.58	408,425.18	498,506.44	290,258.30	830,376.57	239,375.38	454,712.55
Accumulation unit value	$24.41	$12.56	$13.32	$20.93	$15.06	$13.62	$13.90	$13.32

Annuitized units outstanding	—	696.36	—	24.07	—	—	—	—
Annuitized unit value	$—	$12.56	$—	$20.93	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A and B — see Note 1
							T. Rowe
							Price
	J.P. Morgan						International
	Insurance Trust*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*
						Personal
	Mid-Cap	Small Cap		Mid-Cap	New America	Strategy	International
	Value	Core	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$5,138,825	$3,616,529	$20,701,940	$8,991,184	$9,744,057	$14,745,442	$3,686,224
Receivable for investments sold	4,800	3,783	21,485	9,327	9,599	15,467	3,594

Total assets	5,143,625	3,620,312	20,723,425	9,000,511	9,753,656	14,760,909	3,689,818

Liabilities
Payable to Farm Bureau Life Insurance Company	4,800	3,783	21,485	9,327	9,599	15,467	3,594

Net assets	$5,138,825	$3,616,529	$20,701,940	$8,991,184	$9,744,057	$14,745,442	$3,686,224

Net assets
Accumulation units	$5,138,026	$3,616,529	$20,701,940	$8,991,184	$9,744,057	$14,745,442	$3,686,224
Contracts in annuitization period	799	—	—	—	—	—	—

Total net assets	$5,138,825	$3,616,529	$20,701,940	$8,991,184	$9,744,057	$14,745,442	$3,686,224

Investments in shares of mutual funds, at cost	$4,993,270	$3,431,342	$22,720,946	$8,331,649	$7,690,757	$14,740,914	$3,817,850
Shares of mutual funds owned	755,709.56	241,908.31	1,039,254.02	365,643.94	435,780.74	808,412.38	265,578.08

Accumulation units outstanding	246,813.87	218,567.11	1,484,755.00	396,695.48	875,421.31	916,962.82	308,653.33
Accumulation unit value	$20.82	$16.55	$13.94	$22.67	$11.13	$16.08	$11.94

Annuitized units outstanding	38.39	—	—	—	—	—	—
Annuitized unit value	$20.82	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product C — see Note 1
	Calvert Variable Products, Inc.* (1)				Columbia Funds Variable Insurance Trust*
	EAFE		Russell 2000	S&P
	International	NASDAQ	Small Cap	MidCap 400		Mid Cap	Small Cap	Small Co.
	Index — F	100 Index	Index — F	Index — F	International	Value B	Value B	Growth B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$5,359,865	$279,111	$286,131	$300,301	$85,346	$2,059,610	$155,273	$1,750,090
Receivable for investments sold	4,950	238	239	248	71	1,885	121	1,676

Total assets	5,364,815	279,349	286,370	300,549	85,417	2,061,495	155,394	1,751,766

Liabilities
Payable to Farm Bureau Life Insurance Company	4,950	238	239	248	71	1,885	121	1,676

Net assets	$5,359,865	$279,111	$286,131	$300,301	$85,346	$2,059,610	$155,273	$1,750,090

Net assets
Accumulation units	$5,359,865	$279,111	$286,131	$300,301	$85,346	$2,059,610	$155,273	$1,750,090
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$5,359,865	$279,111	$286,131	$300,301	$85,346	$2,059,610	$155,273	$1,750,090

Investments in shares of mutual funds, at cost	$4,548,253	$212,077	$217,396	$215,443	$74,451	$1,700,370	$113,752	$1,317,273
Shares of mutual funds owned	69,699.15	9,163.18	4,526.67	4,352.18	69,386.66	156,862.95	8,877.80	145,115.22

Accumulation units outstanding	641,673.50	23,346.42	24,745.85	27,405.80	10,194.21	215,450.58	12,935.56	179,164.15
Accumulation unit value	$8.35	$11.96	$11.56	$10.96	$8.37	$9.56	$12.00	$9.77

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

(1)	Formerly known as Summit Mutual Funds, Inc — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product C — see Note 1
	DWS	DWS
	Variable	Variable
	Series I*	Series II*	EquiTrust Variable Insurance Series Fund*
	Global	Global	Blue Chip	High Grade	Managed	Money Market	Strategic Yield	Value Growth
	Opportunities	Thematic	— SC	Bond — SC	— SC	— SC	— SC	— SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$216,833	$3,756,766	$3,356,240	$8,423,652	$1,441,761	$352,485	$935,513	$631,969
Receivable for investments sold	179	3,420	3,133	7,889	1,193	280	762	509

Total assets	217,012	3,760,186	3,359,373	8,431,541	1,442,954	352,765	936,275	632,478

Liabilities
Payable to Farm Bureau Life Insurance Company	179	3,420	3,133	7,889	1,193	280	762	509

Net assets	$216,833	$3,756,766	$3,356,240	$8,423,652	$1,441,761	$352,485	$935,513	$631,969

Net assets
Accumulation units	$216,833	$3,756,766	$3,356,240	$8,423,652	$1,441,761	$352,485	$935,513	$631,969
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$216,833	$3,756,766	$3,356,240	$8,423,652	$1,441,761	$352,485	$935,513	$631,969

Investments in shares of mutual funds, at cost	$142,818	$2,921,479	$2,814,883	$8,043,862	$1,120,973	$352,485	$857,871	$506,780
Shares of mutual funds owned	15,184.39	404,823.93	90,733.72	804,551.24	91,366.38	352,484.71	102,353.75	45,367.48

Accumulation units outstanding	21,152.33	419,791.05	350,167.17	720,405.26	132,091.68	35,875.03	77,466.70	61,276.44
Accumulation unit value	$10.25	$8.95	$9.58	$11.69	$10.91	$9.83	$12.08	$10.31

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product C — see Note 1
							Franklin Templeton
							Variable Insurance
	Fidelity® Variable Insurance Products Funds*						Products Trust*
							Franklin
							Small Cap	Franklin
	Contrafund	Growth	High Income	Index 500	Mid-Cap	Fidelity Real	Value	U.S.
	— SC2	— SC2	— SC2	— SC2	— SC2	Estate — SC2	Securities	Government
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,518,518	$317,703	$259,019	$539,697	$1,598,300	$2,038,468	$2,466,096	$2,407,023
Receivable for investments sold	1,260	265	217	427	1,478	1,858	2,236	2,135

Total assets	1,519,778	317,968	259,236	540,124	1,599,778	2,040,326	2,468,332	2,409,158

Liabilities
Payable to Farm Bureau Life Insurance Company	1,260	265	217	427	1,478	1,858	2,236	2,135

Net assets	$1,518,518	$317,703	$259,019	$539,697	$1,598,300	$2,038,468	$2,466,096	$2,407,023

Net assets
Accumulation units	$1,518,518	$317,703	$259,019	$539,697	$1,598,300	$2,038,468	$2,466,096	$2,407,023
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$1,518,518	$317,703	$259,019	$539,697	$1,598,300	$2,038,468	$2,466,096	$2,407,023

Investments in shares of mutual funds, at cost	$1,209,543	$234,461	$253,744	$449,619	$1,166,732	$1,353,469	$1,796,781	$2,389,644
Shares of mutual funds owned	64,645.28	8,652.05	47,526.37	4,110.10	49,744.78	146,441.65	151,759.76	183,602.10

Accumulation units outstanding	154,878.69	35,056.72	21,717.19	53,381.01	145,270.75	208,953.08	238,157.63	212,844.22
Accumulation unit value	$9.80	$9.06	$11.93	$10.11	$11.00	$9.76	$10.35	$11.31

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product C — see Note 1
	Franklin Templeton
	Variable Insurance						T. Rowe Price
	Products Trust*		J.P. Morgan Insurance Trust*				Equity Series, Inc.*
	Mutual	Templeton			Mid Cap			New
	Shares	Global Bond	Intrepid	Intrepid Mid	Growth	Small Cap	Equity	America
	Securities	Securities	Growth	Cap	Subaccount	Core — CL2	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	(1)	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$297,382	$372,820	$3,635,885	$53,370	$251,631	$159,496	$5,519,672	$120,585
Receivable for investments sold	250	314	3,384	45	213	133	4,963	100

Total assets	297,632	373,134	3,639,269	53,415	251,844	159,629	5,524,635	120,685

Liabilities
Payable to Farm Bureau Life Insurance Company	250	314	3,384	45	213	133	4,963	100

Net assets	$297,382	$372,820	$3,635,885	$53,370	$251,631	$159,496	$5,519,672	$120,585

Net assets
Accumulation units	$297,382	$372,820	$3,635,885	$53,370	$251,631	$159,496	$5,519,672	$120,585
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$297,382	$372,820	$3,635,885	$53,370	$251,631	$159,496	$5,519,672	$120,585

Investments in shares of mutual funds, at cost	$257,292	$325,954	$2,858,276	$44,570	$183,894	$128,296	$4,460,364	$108,239
Shares of mutual funds owned	18,644.64	19,128.79	240,627.72	3,416.78	14,880.60	10,697.27	277,091.96	5,392.88

Accumulation units outstanding	29,689.14	26,889.38	370,346.47	4,932.48	24,863.00	14,224.30	566,307.11	10,485.70
Accumulation unit value	$10.02	$13.86	$9.82	$10.82	$10.12	$11.21	$9.75	$11.50

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product C — see Note 1
	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*
	Personal
	Strategy	International
	Balanced	Stock
	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$282,507	$432,924
Receivable for investments sold	217	355

Total assets	282,724	433,279

Liabilities
Payable to Farm Bureau Life Insurance Company	217	355

Net assets	$282,507	$432,924

Net assets
Accumulation units	$282,507	$432,924
Contracts in annuitization period	—	—

Total net assets	$282,507	$432,924

Investments in shares of mutual funds, at cost	$256,781	$361,532
Shares of mutual funds owned	15,488.30	31,190.51

Accumulation units outstanding	25,641.65	44,522.59
Accumulation unit value	$11.02	$9.72

Annuitized units outstanding	—	—
Annuitized unit value	$—	$—

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations
Year Ended December 31, 2010

	Products A and B — see Note 1
	American Century Variable Portfolios, Inc.*					Calvert Variable Products, Inc.* (1)
	American	Inflation					Russell 2000
	Century Mid	Protection				NASDAQ 100	Small Cap	S&P MidCap
	Cap Value	Bond	Ultra	Value	Vista	Index	Index	400 Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$16,567	$17,135	$9,600	$11,562	$—	$9,842	$35,236	$56,507
Expenses:
Mortality and expense risk	(9,326)	(11,821)	(23,010)	(6,319)	(43,818)	(66,779)	(85,723)	(94,689)

Net investment income (loss)	7,241	5,314	(13,410)	5,243	(43,818)	(56,937)	(50,487)	(38,182)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(36,229)	3,618	(96,504)	(28,468)	(56,444)	230,060	(297,472)	(80,888)
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	(36,229)	3,618	(96,504)	(28,468)	(56,444)	230,060	(297,472)	(80,888)

Change in unrealized appreciation (depreciation) of investments	151,369	24,486	364,484	84,165	823,937	715,726	1,876,257	1,802,045

Net increase (decrease) in net assets from operations	$122,381	$33,418	$254,570	$60,940	$723,675	$888,849	$1,528,298	$1,682,975

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A and B — see Note 1
					Dreyfus
					Socially
					Responsible
					Growth	EquiTrust Variable
	Dreyfus Variable Investment Fund*				Fund, Inc.*	Insurance Series Fund*
		Dreyfus			Socially
		Growth &	International	Opportunistic	Responsible		High Grade
	Appreciation	Income	Equity	Small Cap	Growth	Blue Chip	Bond	Managed
	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$87,907	$15,038	$198,557	$20,086	$3,619	$569,529	$885,991	$791,294
Expenses:
Mortality and expense risk	(55,709)	(15,383)	(154,140)	(32,903)	(7,045)	(305,428)	(281,621)	(388,568)

Net investment income (loss)	32,198	(345)	44,417	(12,817)	(3,426)	264,101	604,370	402,726

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(416,524)	(32,019)	(650,035)	(388,821)	2,636	(818,745)	74,491	287,944
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	(416,524)	(32,019)	(650,035)	(388,821)	2,636	(818,745)	74,491	287,944

Change in unrealized appreciation (depreciation) of investments	1,010,842	235,707	1,803,956	1,095,283	72,926	2,852,632	824,937	3,266,623

Net increase (decrease) in net assets from operations	$626,516	$203,343	$1,198,338	$693,645	$72,136	$2,297,988	$1,503,798	$3,957,293

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A and B — see Note 1
	EquiTrust Variable
	Insurance Series Fund*			Fidelity® Variable Insurance Products Funds*
						Fidelity
						Growth &
	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	Income	High Income	Index 500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	— SC2 Subaccount	Subaccount

Income:
Dividends	$3,784	$948,045	$219,148	$332,933	$27,895	$28,916	$319,520	$245,738
Expenses:
Mortality and expense risk	(39,040)	(211,405)	(194,619)	(344,382)	(126,164)	(51,914)	(52,693)	(163,730)

Net investment income (loss)	(35,256)	736,640	24,529	(11,449)	(98,269)	(22,998)	266,827	82,008

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	(51,455)	484,526	(2,402,811)	(52,349)	(110,451)	(127,617)	255,871
Realized gain distributions	—	—	—	12,077	34,079	—	—	258,045

Total realized gain (loss) on investments	—	(51,455)	484,526	(2,390,734)	(18,270)	(110,451)	(127,617)	513,916

Change in unrealized appreciation (depreciation) of investments	—	883,332	1,352,591	6,402,693	2,228,156	646,007	351,190	1,056,886

Net increase (decrease) in net assets from operations	$(35,256)	$1,568,517	$1,861,646	$4,000,510	$2,111,617	$512,558	$490,400	$1,652,810

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A and B — see Note 1
	Fidelity®
	Variable Insurance
	Products Funds*		Franklin Templeton Variable Insurance Products Trust*
				Franklin	Franklin
				Small Cap	Small-Mid Cap			Templeton
	Mid-Cap		Franklin	Value	Growth	Franklin U.S.	Mutual Shares	Growth
	— SC2	Overseas	Real Estate	Securities	Securities	Government	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$16,449	$87,254	$152,809	$69,357	$—	$388,486	$51,795	$79,569
Expenses:
Mortality and expense risk	(167,591)	(78,605)	(66,070)	(114,517)	(49,889)	(145,576)	(42,326)	(77,727)

Net investment income (loss)	(151,142)	8,649	86,739	(45,160)	(49,889)	242,910	9,469	1,842

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(528,878)	(411,431)	(2,242,971)	(353,122)	(283,635)	83,385	(246,614)	(1,213,796)
Realized gain distributions	44,696	11,898	—	—	—	—	—	—

Total realized gain (loss) on investments	(484,182)	(399,533)	(2,242,971)	(353,122)	(283,635)	83,385	(246,614)	(1,213,796)

Change in unrealized appreciation (depreciation) of investments	3,859,266	1,076,282	3,082,538	2,640,247	1,256,437	140,138	545,167	1,441,526

Net increase (decrease) in net assets from operations	$3,223,942	$685,398	$926,306	$2,241,965	$922,913	$466,433	$308,022	$229,572

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A and B — see Note 1
							T. Rowe
							Price
	J.P. Morgan						International
	Insurance Trust*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*
						Personal
		Small Cap		Mid-Cap	New America	Strategy	International
	Mid-Cap Value	Core	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$57,614	$—	$381,265	$—	$17,066	$345,418	$31,698
Expenses:
Mortality and expense risk	(59,545)	(41,633)	(251,455)	(100,967)	(109,413)	(184,921)	(44,233)

Net investment income (loss)	(1,931)	(41,633)	129,810	(100,967)	(92,347)	160,497	(12,535)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(101,870)	(288,799)	(1,142,467)	169,249	132,867	54,885	(75,309)
Realized gain distributions	—	—	—	452,090	196,260	—	10,566

Total realized gain (loss) on investments	(101,870)	(288,799)	(1,142,467)	621,339	329,127	54,885	(64,743)

Change in unrealized appreciation (depreciation) of investments	1,051,156	1,108,561	3,533,020	1,408,686	1,269,104	1,494,423	518,194

Net increase (decrease) in net assets from operations	$947,355	$778,129	$2,520,363	$1,929,058	$1,505,884	$1,709,805	$440,916

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product C — see Note 1
	Calvert Variable Products, Inc.* (1)				Columbia Funds Variable Insurance Trust*
	EAFE		Russell 2000
	International	NASDAQ 100	Small Cap	S&P MidCap			Small Cap	Small Co.
	Index — F	Index	Index — F	400 Index — F	International	Mid Cap Value	Value B	Growth B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	B Subaccount	Subaccount	Subaccount

Income:
Dividends	$71,738	$483	$837	$1,131	$3,070	$19,129	$1,412	$—
Expenses:
Mortality and expense risk	(47,726)	(2,216)	(2,189)	(2,571)	(730)	(14,265)	(1,339)	(14,496)

Net investment income (loss)	24,012	(1,733)	(1,352)	(1,440)	2,340	4,864	73	(14,496)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	52,214	11,099	(794)	11,917	363	84,279	8,226	70,556
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	52,214	11,099	(794)	11,917	363	84,279	8,226	70,556

Change in unrealized appreciation (depreciation) of investments	235,472	32,094	54,626	47,324	3,250	233,817	21,929	310,258

Net increase (decrease) in net assets from operations	$311,698	$41,460	$52,480	$57,801	$5,953	$322,960	$30,228	$366,318

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product C — see Note 1
	DWS	DWS
	Variable	Variable
	Series I*	Series II*	EquiTrust Variable Insurance Series Fund*
	Global	Global	Blue Chip	High Grade	Managed	Money Market	Strategic Yield	Value Growth
	Opportunits	Thematic	— SC	Bond — SC	— SC	— SC	— SC	— SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$687	$30,325	$28,479	$285,379	$20,204	$501	$46,143	$3,038
Expenses:
Mortality and expense risk	(1,771)	(32,241)	(29,361)	(77,653)	(12,605)	(3,915)	(8,618)	(5,342)

Net investment income (loss)	(1,084)	(1,916)	(882)	207,726	7,599	(3,414)	37,525	(2,304)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,356	93,786	(5,793)	137,310	8,073	—	22,473	18,713
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	3,356	93,786	(5,793)	137,310	8,073	—	22,473	18,713

Change in unrealized appreciation (depreciation) of investments	40,892	323,279	289,726	137,384	151,775	—	14,834	51,229

Net increase (decrease) in net assets from operations	$43,164	$415,149	$283,051	$482,420	$167,447	$(3,414)	$74,832	$67,638

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product C — see Note 1
							Franklin Templeton
							Variable Insurance
	Fidelity® Variable Insurance Products Funds*						Products Trust*
							Franklin
							Small Cap
	Contrafund	Growth	High Income	Index 500	Mid-Cap	Fidelity Real	Value	Franklin U.S.
	— SC2	— SC2	— SC2	— SC2	— SC2	Estate — SC2	Securities	Government
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$13,931	$86	$19,079	$8,604	$1,741	$24,085	$15,794	$76,353
Expenses:
Mortality and expense risk	(12,257)	(2,518)	(2,492)	(4,806)	(14,237)	(18,423)	(20,222)	(22,098)

Net investment income (loss)	1,674	(2,432)	16,587	3,798	(12,496)	5,662	(4,428)	54,255

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(16,563)	5,929	20,534	(11,858)	133,820	224,849	97,598	17,761
Realized gain distributions	643	913	—	8,139	4,412	—	—	—

Total realized gain (loss) on investments	(15,920)	6,842	20,534	(3,719)	138,232	224,849	97,598	17,761

Change in unrealized appreciation (depreciation) of investments	207,209	50,237	(7,799)	61,895	217,468	239,754	407,175	15,777

Net increase (decrease) in net assets from operations	$192,963	$54,647	$29,322	$61,974	$343,204	$470,265	$500,345	$87,793

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product C — see Note 1
	Franklin Templeton
	Variable Insurance						T. Rowe Price
	Products Trust*		J.P. Morgan Insurance Trust*				Equity Series, Inc.*
		Templeton
	Mutual Shares	Global Bond	Intrepid	Intrepid Mid	Mid Cap	Small Cap		New America
	Securities	Securities	Growth	Cap	Growth	Core — CL2	Equity Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount

Income:
Dividends	$3,527	$5,005	$28,389	$602	$—	$—	$96,346	$211
Expenses:
Mortality and expense risk	(2,266)	(3,385)	(30,748)	(535)	(2,211)	(1,510)	(49,395)	(926)

Net investment income (loss)	1,261	1,620	(2,359)	67	(2,211)	(1,510)	46,951	(715)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,586)	2,728	88,916	6,061	25,137	16,636	115,271	5,108
Realized gain distributions	—	905	—	—	—	—	—	2,425

Total realized gain (loss) on investments	(2,586)	3,633	88,916	6,061	25,137	16,636	115,271	7,533

Change in unrealized appreciation (depreciation) of investments	24,469	36,737	370,868	5,894	31,644	18,458	479,082	5,400

Net increase (decrease) in net assets from operations	$23,144	$41,990	$457,425	$12,022	$54,570	$33,584	$641,304	$12,218

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product C — see Note 1
	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*
	Personal
	Strategy	International
	Balanced	Stock
	Subaccount	Subaccount
Income:
Dividends	$5,931	$3,702
Expenses:
Mortality and expense risk	(2,459)	(3,638)

Net investment income (loss)	3,472	64

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10,110	21,261
Realized gain distributions	—	1,234

Total realized gain (loss) on investments	10,110	22,495

Change in unrealized appreciation (depreciation) of investments	10,673	27,600

Net increase (decrease) in net assets from operations	$24,255	$50,159

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets

	Products A and B — see Note 1
	American Century Variable Portfolios, Inc.*
	American Century Mid		Inflation Protection Bond
	Cap Value Subaccount		Subaccount		Ultra Subaccount		Value Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,241	$18,230	$5,314	$6,232	$(13,410)	$(15,927)	$5,243	$19,173
Net realized gain (loss) on investments	(36,229)	(46,180)	3,618	(35,627)	(96,504)	(125,424)	(28,468)	(86,667)
Change in unrealized appreciation (depreciation) of investments	151,369	212,077	24,486	119,369	364,484	634,737	84,165	147,576

Net increase (decrease) in net assets from operations	122,381	184,127	33,418	89,974	254,570	493,386	60,940	80,082

Contract transactions:
Transfers of net premiums	29,049	35,454	72,370	40,656	98,812	90,048	69,212	54,244
Transfers of surrenders and death benefits	(46,906)	(69,591)	(39,338)	(261,670)	(208,051)	(127,491)	(15,849)	(22,022)
Transfers of administrative and other charges	(863)	(910)	(1,077)	(1,176)	(3,508)	(3,210)	(607)	(594)
Transfers between subaccounts, including Declared Interest Option account	(120,022)	4,563	158,853	(221,612)	(136,104)	(28,520)	1,767	(79,868)

Net increase (decrease) in net assets from contract transactions	(138,742)	(30,484)	190,808	(443,802)	(248,851)	(69,173)	54,523	(48,240)

Total increase (decrease) in net assets	(16,361)	153,643	224,226	(353,828)	5,719	424,213	115,463	31,842

Net assets at beginning of period	818,062	664,419	874,461	1,228,289	1,942,679	1,518,466	470,823	438,981

Net assets at end of period	$801,701	$818,062	$1,098,687	$874,461	$1,948,398	$1,942,679	$586,286	$470,823

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	American Century
	Variable Portfolios, Inc.*		Calvert Variable Products, Inc.* (1)
			NASDAQ 100 Index		Russell 2000 Small Cap		S&P MidCap 400 Index
	Vista Subaccount		Subaccount		Index Subaccount		Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43,818)	$(38,305)	$(56,937)	$(51,477)	$(50,487)	$(38,408)	$(38,182)	$(22,098)
Net realized gain (loss) on investments	(56,444)	(78,416)	230,060	(6,365)	(297,472)	(363,204)	(80,888)	(345,987)
Change in unrealized appreciation (depreciation) of investments	823,937	723,780	715,726	1,942,666	1,876,257	1,783,985	1,802,045	2,395,351

Net increase (decrease) in net assets from operations	723,675	607,059	888,849	1,884,824	1,528,298	1,382,373	1,682,975	2,027,266

Contract transactions:
Transfers of net premiums	242,551	215,040	227,481	269,080	276,106	267,060	346,160	317,947
Transfers of surrenders and death benefits	(390,076)	(215,640)	(460,310)	(346,729)	(917,832)	(529,613)	(1,047,743)	(612,642)
Transfers of administrative and other charges	(6,562)	(6,083)	(7,824)	(7,038)	(8,998)	(8,105)	(10,889)	(9,612)
Transfers between subaccounts, including Declared Interest Option account	(230,168)	(508)	(512,142)	90,001	(573,524)	(190,145)	(512,926)	(255,871)

Net increase (decrease) in net assets from contract transactions	(384,255)	(7,191)	(752,795)	5,314	(1,224,248)	(460,803)	(1,225,398)	(560,178)

Total increase (decrease) in net assets	339,420	599,868	136,054	1,890,138	304,050	921,570	457,577	1,467,088

Net assets at beginning of period	3,533,137	2,933,269	5,527,597	3,637,459	7,032,680	6,111,110	7,730,110	6,263,022

Net assets at end of period	$3,872,557	$3,533,137	$5,663,651	$5,527,597	$7,336,730	$7,032,680	$8,187,687	$7,730,110

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	Dreyfus Variable Investment Fund*
			Dreyfus Growth & Income		International Equity		Opportunistic Small Cap
	Appreciation Subaccount		Subaccount		Subaccount		Subaccount (1)

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,198	$61,665	$(345)	$937	$44,417	$237,544	$(12,817)	$7,074
Net realized gain (loss) on investments	(416,524)	(321,221)	(32,019)	(68,848)	(650,035)	(614,595)	(388,821)	(181,317)
Change in unrealized appreciation (depreciation) of investments	1,010,842	988,853	235,707	337,823	1,803,956	2,591,236	1,095,283	676,676

Net increase (decrease) in net assets from operations	626,516	729,297	203,343	269,912	1,198,338	2,214,185	693,645	502,433

Contract transactions:
Transfers of net premiums	172,599	173,771	53,569	62,220	696,701	563,851	183,158	179,674
Transfers of surrenders and death benefits	(497,979)	(296,224)	(119,458)	(95,155)	(1,092,305)	(835,816)	(274,636)	(108,460)
Transfers of administrative and other charges	(6,698)	(6,220)	(2,350)	(2,154)	(20,745)	(16,885)	(4,187)	(3,418)
Transfers between subaccounts, including Declared Interest Option account	508,469	(710,517)	609	32,924	852,205	1,591,932	(123,452)	9,950

Net increase (decrease) in net assets from contract transactions	176,391	(839,190)	(67,630)	(2,165)	435,856	1,303,082	(219,117)	77,746

Total increase (decrease) in net assets	802,907	(109,893)	135,713	267,747	1,634,194	3,517,267	474,528	580,179

Net assets at beginning of period	4,135,995	4,245,888	1,242,388	974,641	12,089,584	8,572,317	2,531,903	1,951,724

Net assets at end of period	$4,938,902	$4,135,995	$1,378,101	$1,242,388	$13,723,778	$12,089,584	$3,006,431	$2,531,903

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	Dreyfus Socially
	Responsible
	Growth Fund, Inc.*		EquiTrust Variable Insurance Series Fund*
	Socially Responsible Growth
	Subaccount		Blue Chip Subaccount		High Grade Bond Subaccount		Managed Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,426)	$(3,152)	$264,101	$439,934	$604,370	$773,703	$402,726	$635,502
Net realized gain (loss) on investments	2,636	758	(818,745)	(1,509,672)	74,491	(282,233)	287,944	(293,394)
Change in unrealized appreciation (depreciation) of investments	72,926	156,201	2,852,632	4,686,632	824,937	1,732,589	3,266,623	4,498,301

Net increase (decrease) in net assets from operations	72,136	153,807	2,297,988	3,616,894	1,503,798	2,224,059	3,957,293	4,840,409

Contract transactions:
Transfers of net premiums	29,614	21,816	882,176	1,010,039	627,363	709,989	851,591	897,822
Transfers of surrenders and death benefits	(41,808)	(58,197)	(2,060,012)	(1,784,708)	(2,968,141)	(2,562,895)	(3,815,615)	(2,421,861)
Transfers of administrative and other charges	(1,036)	(1,057)	(38,688)	(43,634)	(31,662)	(30,772)	(42,607)	(42,112)
Transfers between subaccounts, including Declared Interest Option account	1,995	15,907	(1,367,749)	(605,367)	(95,633)	553,711	(2,135,486)	(1,307,974)
Net increase (decrease) in net assets from contract transactions	(11,235)	(21,531)	(2,584,273)	(1,423,670)	(2,468,073)	(1,329,967)	(5,142,117)	(2,874,125)

Total increase (decrease) in net assets	60,901	132,276	(286,285)	2,193,224	(964,275)	894,092	(1,184,824)	1,966,284

Net assets at beginning of period	577,622	445,346	25,380,557	23,187,333	22,765,550	21,871,458	33,050,740	31,084,456

Net assets at end of period	$638,523	$577,622	$25,094,272	$25,380,557	$21,801,275	$22,765,550	$31,865,916	$33,050,740

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
							Fidelity® Variable
							Insurance
	EquiTrust Variable Insurance Series Fund*						Products Funds*
	Money Market Subaccount		Strategic Yield Subaccount		Value Growth Subaccount		Contrafund Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(35,256)	$(50,871)	$736,640	$850,048	$24,529	$128,069	$(11,449)	$37,239
Net realized gain (loss) on investments	—	—	(51,455)	(794,338)	484,526	42,665	(2,390,734)	(1,870,318)
Change in unrealized appreciation (depreciation) of investments	—	—	883,332	3,310,523	1,352,591	3,166,416	6,402,693	9,417,124

Net increase (decrease) in net assets from operations	(35,256)	(50,871)	1,568,517	3,366,233	1,861,646	3,337,150	4,000,510	7,584,045
Contract transactions:
Transfers of net premiums	80,811	971,691	430,020	472,101	643,159	616,110	1,195,906	1,202,096
Transfers of surrenders and death benefits	(467,270)	(1,853,219)	(1,690,283)	(1,628,982)	(1,339,184)	(1,332,921)	(2,673,132)	(1,988,770)
Transfers of administrative and other charges	(5,622)	(6,175)	(23,892)	(24,771)	(24,530)	(25,417)	(40,431)	(39,243)
Transfers between subaccounts, including Declared Interest Option account	(653,075)	(774,907)	(742,710)	(2,381,015)	(1,426,521)	(810,286)	(2,300,428)	(1,943,021)

Net increase (decrease) in net assets from contract transactions	(1,045,156)	(1,662,610)	(2,026,865)	(3,562,667)	(2,147,076)	(1,552,514)	(3,818,085)	(2,768,938)

Total increase (decrease) in net assets	(1,080,412)	(1,713,481)	(458,348)	(196,434)	(285,430)	1,784,636	182,425	4,815,107

Net assets at beginning of period	4,246,237	5,959,718	16,910,061	17,106,495	16,396,569	14,611,933	28,864,905	24,049,798

Net assets at end of period	$3,165,825	$4,246,237	$16,451,713	$16,910,061	$16,111,139	$16,396,569	$29,047,330	$28,864,905

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	Fidelity® Variable Insurance Products Funds*
			Fidelity Growth & Income		High Income — SC2
	Growth Subaccount		Subaccount		Subaccount		Index 500 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(98,269)	$(70,994)	$(22,998)	$(5,658)	$266,827	$252,754	$82,008	$161,210
Net realized gain (loss) on investments	(18,270)	(490,656)	(110,451)	(110,870)	(127,617)	(269,969)	513,916	(10,869)
Change in unrealized appreciation (depreciation) of investments	2,228,156	2,764,313	646,007	1,005,012	351,190	1,277,166	1,056,886	2,661,609

Net increase (decrease) in net assets from operations	2,111,617	2,202,663	512,558	888,484	490,400	1,259,951	1,652,810	2,811,950

Contract transactions:
Transfers of net premiums	498,998	536,761	204,434	171,381	161,831	137,356	497,053	539,515
Transfers of surrenders and death benefits	(762,200)	(766,602)	(469,209)	(328,519)	(483,437)	(416,735)	(1,560,226)	(1,145,718)
Transfers of administrative and other charges	(15,291)	(15,313)	(6,733)	(6,812)	(6,786)	(6,235)	(17,460)	(17,806)
Transfers between subaccounts, including Declared Interest Option account	(651,511)	(316,159)	(188,618)	(131,020)	(72,061)	46,824	(961,166)	(361,690)

Net increase (decrease) in net assets from contract transactions	(930,004)	(561,313)	(460,126)	(294,970)	(400,453)	(238,790)	(2,041,799)	(985,699)

Total increase (decrease) in net assets	1,181,613	1,641,350	52,432	593,514	89,947	1,021,161	(388,989)	1,826,251

Net assets at beginning of period	10,089,164	8,447,814	4,264,373	3,670,859	4,208,506	3,187,345	13,905,543	12,079,292

Net assets at end of period	$11,270,777	$10,089,164	$4,316,805	$4,264,373	$4,298,453	$4,208,506	$13,516,554	$13,905,543

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
					Franklin Templeton Variable
	Fidelity® Variable Insurance Products Funds*				Insurance Products Trust*
					Franklin Real Estate		Franklin Small Cap Value
	Mid-Cap — SC2 Subaccount		Overseas Subaccount		Subaccount		Securities Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(151,142)	$(89,338)	$8,649	$56,366	$86,739	$506,301	$(45,160)	$38,422
Net realized gain (loss) on investments	(484,182)	(1,107,861)	(399,533)	(203,007)	(2,242,971)	(1,377,583)	(353,122)	(201,362)
Change in unrealized appreciation (depreciation) of investments	3,859,266	4,883,364	1,076,282	1,543,226	3,082,538	1,700,297	2,640,247	2,045,518

Net increase (decrease) in net assets from operations	3,223,942	3,686,165	685,398	1,396,585	926,306	829,015	2,241,965	1,882,578

Contract transactions:
Transfers of net premiums	563,110	611,284	302,057	329,481	321,585	328,015	467,081	391,034
Transfers of surrenders and death benefits	(1,453,352)	(749,722)	(545,016)	(612,221)	(505,707)	(364,231)	(888,082)	(550,376)
Transfers of administrative and other charges	(18,842)	(16,943)	(8,228)	(8,365)	(10,128)	(8,235)	(15,526)	(11,878)
Transfers between subaccounts, including Declared Interest Option account	(313,101)	(868,285)	(509,249)	(31,892)	(762,191)	120,968	(340,515)	1,452,090

Net increase (decrease) in net assets from contract transactions	(1,222,185)	(1,023,666)	(760,436)	(322,997)	(956,441)	76,517	(777,042)	1,280,870

Total increase (decrease) in net assets	2,001,757	2,662,499	(75,038)	1,073,588	(30,135)	905,532	1,464,923	3,163,448

Net assets at beginning of period	13,027,931	10,365,432	6,791,047	5,717,459	5,472,173	4,566,641	8,971,805	5,808,357

Net assets at end of period	$15,029,688	$13,027,931	$6,716,009	$6,791,047	$5,442,038	$5,472,173	$10,436,728	$8,971,805

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	Franklin Templeton Variable Insurance Products Trust*
	Franklin Small-Mid Cap
	Growth Securities		Franklin U.S. Government		Mutual Shares Securities		Templeton Growth
	Subaccount		Subaccount		Subaccount		Securities Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,889)	$(51,593)	$242,910	$303,001	$9,469	$21,871	$1,842	$135,082
Net realized gain (loss) on investments	(283,635)	(1,433,216)	83,385	196,089	(246,614)	(317,371)	(1,213,796)	(430,257)
Change in unrealized appreciation (depreciation) of investments	1,256,437	2,984,391	140,138	(284,876)	545,167	1,017,500	1,441,526	1,853,839

Net increase (decrease) in net assets from operations	922,913	1,499,582	466,433	214,214	308,022	722,000	229,572	1,558,664

Contract transactions:
Transfers of net premiums	227,058	232,514	387,402	410,931	152,650	126,188	332,524	291,767
Transfers of surrenders and death benefits	(472,509)	(396,366)	(1,597,464)	(1,589,263)	(356,015)	(257,003)	(612,021)	(482,605)
Transfers of administrative and other charges	(6,143)	(7,441)	(16,910)	(19,417)	(4,625)	(4,441)	(10,775)	(8,457)
Transfers between subaccounts, including Declared Interest Option account	(353,439)	(1,828,562)	554,419	(1,622,371)	(440,452)	60,456	(1,365,301)	2,605,518

Net increase (decrease) in net assets from contract transactions	(605,033)	(1,999,855)	(672,553)	(2,820,120)	(648,442)	(74,800)	(1,655,573)	2,406,223

Total increase (decrease) in net assets	317,880	(500,273)	(206,120)	(2,605,906)	(340,420)	647,200	(1,426,001)	3,964,887

Net assets at beginning of period	4,053,374	4,553,647	11,515,872	14,121,778	3,666,700	3,019,500	7,482,270	3,517,383

Net assets at end of period	$4,371,254	$4,053,374	$11,309,752	$11,515,872	$3,326,280	$3,666,700	$6,056,269	$7,482,270

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
	J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Mid-Cap Value Subaccount		Small Cap Core Subaccount		Equity Income Subaccount		Mid-Cap Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,931)	$43,275	$(41,633)	$(12,997)	$129,810	$142,665	$(100,967)	$(86,365)
Net realized gain (loss) on investments	(101,870)	(193,669)	(288,799)	(783,346)	(1,142,467)	(2,194,346)	621,339	16,203
Change in unrealized appreciation (depreciation) of investments	1,051,156	1,106,564	1,108,561	1,385,111	3,533,020	6,376,087	1,408,686	2,601,963

Net increase (decrease) in net assets from operations	947,355	956,170	778,129	588,768	2,520,363	4,324,406	1,929,058	2,531,801

Contract transactions:
Transfers of net premiums	217,083	194,537	167,548	205,830	742,757	788,711	267,616	299,072
Transfers of surrenders and death benefits	(360,021)	(287,410)	(360,274)	(258,299)	(2,545,668)	(1,427,114)	(757,451)	(644,371)
Transfers of administrative and other charges	(7,445)	(6,426)	(5,752)	(5,642)	(28,451)	(27,136)	(10,214)	(9,969)
Transfers between subaccounts, including Declared Interest Option account	(372,355)	(163,630)	(333,818)	(555,247)	(1,495,308)	(1,749,340)	(460,136)	(432,998)

Net increase (decrease) in net assets from contract transactions	(522,738)	(262,929)	(532,296)	(613,358)	(3,326,670)	(2,414,879)	(960,185)	(788,266)

Total increase (decrease) in net assets	424,617	693,241	245,833	(24,590)	(806,307)	1,909,527	968,873	1,743,535

Net assets at beginning of period	4,714,208	4,020,967	3,370,696	3,395,286	21,508,247	19,598,720	8,022,311	6,278,776

Net assets at end of period	$5,138,825	$4,714,208	$3,616,529	$3,370,696	$20,701,940	$21,508,247	$8,991,184	$8,022,311

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B — see Note 1
					T. Rowe Price
	T. Rowe Price Equity Series, Inc.*				International Series, Inc.*
			Personal Strategy Balanced
	New America Growth Subaccount		Subaccount		International Stock Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(92,347)	$(76,581)	$160,497	$134,193	$(12,535)	$47,353
Net realized gain (loss) on investments	329,127	93,335	54,885	54,610	(64,743)	(89,908)
Change in unrealized appreciation (depreciation) of investments	1,269,104	2,198,017	1,494,423	3,704,425	518,194	1,180,396

Net increase (decrease) in net assets from operations	1,505,884	2,214,771	1,709,805	3,893,228	440,916	1,137,841

Contract transactions:
Transfers of net premiums	425,464	294,642	485,869	485,856	180,580	167,597
Transfers of surrenders and death benefits	(903,484)	(492,753)	(2,143,521)	(1,166,671)	(359,821)	(198,985)
Transfers of administrative and other charges	(15,944)	(10,938)	(19,508)	(19,394)	(4,864)	(4,312)
Transfers between subaccounts, including Declared Interest Option account	(313,135)	3,765,127	(1,495,402)	(782,891)	(210,749)	241,698

Net increase (decrease) in net assets from contract transactions	(807,099)	3,556,078	(3,172,562)	(1,483,100)	(394,854)	205,998

Total increase (decrease) in net assets	698,785	5,770,849	(1,462,757)	2,410,128	46,062	1,343,839
Net assets at beginning of period	9,045,272	3,274,423	16,208,199	13,798,071	3,640,162	2,296,323

Net assets at end of period	$9,744,057	$9,045,272	$14,745,442	$16,208,199	$3,686,224	$3,640,162

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	Calvert Variable Products, Inc.* (1)
	EAFE International Index —		NASDAQ 100 Index		Russell 2000 Small Cap Index —		S&P MidCap 400 Index —
	F Subaccount		Subaccount		F Subaccount		F Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,012	$9,221	$(1,733)	$(728)	$(1,352)	$(470)	$(1,440)	$(285)
Net realized gain (loss) on investments	52,214	(167,246)	11,099	(3,323)	(794)	(3,629)	11,917	1,426
Change in unrealized appreciation (depreciation) of investments	235,472	814,297	32,094	40,961	54,626	27,579	47,324	40,027

Net increase (decrease) in net assets from operations	311,698	656,272	41,460	36,910	52,480	23,480	57,801	41,168

Contract transactions:
Transfers of net premiums	1,747,801	1,931,344	99,252	87,350	85,779	83,947	64,026	160,582
Transfers of surrenders and death benefits	(315,188)	(80,737)	(16,048)	(2,387)	(4,701)	(5,267)	(23,034)	(11,520)
Transfers of administrative and other charges	(39,302)	(19,553)	(982)	(448)	(1,260)	(580)	(1,226)	(607)
Transfers between subaccounts, including Declared Interest Option account	(99,941)	37,031	7,308	5,788	10,942	2,484	(4,700)	9,366

Net increase (decrease) in net assets from contract transactions	1,293,370	1,868,085	89,530	90,303	90,760	80,584	35,066	157,821

Total increase (decrease) in net assets	1,605,068	2,524,357	130,990	127,213	143,240	104,064	92,867	198,989

Net assets at beginning of period	3,754,797	1,230,440	148,121	20,908	142,891	38,827	207,434	8,445

Net assets at end of period	$5,359,865	$3,754,797	$279,111	$148,121	$286,131	$142,891	$300,301	$207,434

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	Columbia Funds Variable Insurance Trust*
					Small Cap Value B		Small Co. Growth B
	International Subaccount		Mid Cap Value B Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,340	$(200)	$4,864	$1,040	$73	$11	$(14,496)	$(5,222)
Net realized gain (loss) on investments	363	(4,129)	84,279	(102,502)	8,226	(3,361)	70,556	(20,521)
Change in unrealized appreciation (depreciation) of investments	3,250	11,777	233,817	240,598	21,929	25,083	310,258	161,774

Net increase (decrease) in net assets from operations	5,953	7,448	322,960	139,136	30,228	21,733	366,318	136,031

Contract transactions:
Transfers of net premiums	20,736	16,387	314,721	319,625	9,184	78,744	543,937	440,938
Transfers of surrenders and death benefits	(1,568)	(372)	(93,980)	(9,410)	(2,250)	(3,085)	(97,372)	(17,748)
Transfers of administrative and other charges	(294)	(164)	(11,403)	(3,459)	(657)	(416)	(12,785)	(4,799)
Transfers between subaccounts, including Declared Interest Option account	3,036	13,418	943,138	(193,869)	(5,086)	1,715	(123,174)	377,920

Net increase (decrease) in net assets from contract transactions	21,910	29,269	1,152,476	112,887	1,191	76,958	310,606	796,311

Total increase (decrease) in net assets	27,863	36,717	1,475,436	252,023	31,419	98,691	676,924	932,342

Net assets at beginning of period	57,483	20,766	584,174	332,151	123,854	25,163	1,073,166	140,824

Net assets at end of period	$85,346	$57,483	$2,059,610	$584,174	$155,273	$123,854	$1,750,090	$1,073,166

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	DWS Variable		DWS Variable
	Series I*		Series II*		EquiTrust Variable Insurance Series Fund*
	Global Opportunities						High Grade Bond — SC
	Subaccount		Global Thematic Subaccount		Blue Chip — SC Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,084)	$252	$(1,916)	$2,110	$(882)	$(7,795)	$207,726	$135,433
Net realized gain (loss) on investments	3,356	(13,605)	93,786	(133,767)	(5,793)	(38,301)	137,310	(2,041)
Change in unrealized appreciation (depreciation) of investments	40,892	47,214	323,279	693,373	289,726	347,165	137,384	251,530

Net increase (decrease) in net assets from operations	43,164	33,861	415,149	561,716	283,051	301,069	482,420	384,922

Contract transactions:
Transfers of net premiums	19,297	71,222	1,127,519	1,169,619	1,095,389	1,102,479	2,591,438	3,194,660
Transfers of surrenders and death benefits	(4,154)	(1,272)	(215,523)	(54,806)	(196,327)	(42,154)	(576,951)	(166,372)
Transfers of administrative and other charges	(901)	(435)	(25,748)	(11,993)	(24,334)	(11,483)	(60,658)	(31,321)
Transfers between subaccounts, including Declared Interest Option account	8,290	20,503	(16,904)	72,512	(57,170)	218,878	66,065	(79,923)

Net increase (decrease) in net assets from contract transactions	22,532	90,018	869,344	1,175,332	817,558	1,267,720	2,019,894	2,917,044

Total increase (decrease) in net assets	65,696	123,879	1,284,493	1,737,048	1,100,609	1,568,789	2,502,314	3,301,966

Net assets at beginning of period	151,137	27,258	2,472,273	735,225	2,255,631	686,842	5,921,338	2,619,372

Net assets at end of period	$216,833	$151,137	$3,756,766	$2,472,273	$3,356,240	$2,255,631	$8,423,652	$5,921,338

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	EquiTrust Variable Insurance Series Fund*
			Money Market — SC		Strategic Yield — SC		Value Growth — SC
	Managed — SC Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,599	$(4,759)	$(3,414)	$(1,848)	$37,525	$19,896	$(2,304)	$(1,749)
Net realized gain (loss) on investments	8,073	(35,009)	—	—	22,473	(10,762)	18,713	(24,416)
Change in unrealized appreciation (depreciation) of investments	151,775	200,189	—	—	14,834	77,249	51,229	97,231

Net increase (decrease) in net assets from operations	167,447	160,421	(3,414)	(1,848)	74,832	86,383	67,638	71,066

Contract transactions:
Transfers of net premiums	179,610	376,386	60,480	395,326	196,785	361,398	159,266	209,842
Transfers of surrenders and death benefits	(15,864)	(11,956)	(195,653)	(86,493)	(47,109)	(26,902)	(31,261)	(17,069)
Transfers of administrative and other charges	(4,050)	(2,578)	(2,029)	(1,248)	(4,219)	(2,148)	(2,730)	(1,366)
Transfers between subaccounts, including Declared Interest Option account	44,650	(131,082)	171,528	(85,094)	29,254	57,870	28,563	7,006

Net increase (decrease) in net assets from contract transactions	204,346	230,770	34,326	222,491	174,711	390,218	153,838	198,413

Total increase (decrease) in net assets	371,793	391,191	30,912	220,643	249,543	476,601	221,476	269,479

Net assets at beginning of period	1,069,968	678,777	321,573	100,930	685,970	209,369	410,493	141,014

Net assets at end of period	$1,441,761	$1,069,968	$352,485	$321,573	$935,513	$685,970	$631,969	$410,493

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	Fidelity® Variable Insurance Products Funds*
					High Income — SC2
	Contrafund — SC2 Subaccount		Growth — SC2 Subaccount		Subaccount		Index 500 — SC2 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,674	$3,245	$(2,432)	$(851)	$16,587	$9,231	$3,798	$4,857
Net realized gain (loss) on investments	(15,920)	(33,079)	6,842	(3,632)	20,534	(284)	(3,719)	(6,552)
Change in unrealized appreciation (depreciation) of investments	207,209	204,790	50,237	41,209	(7,799)	14,152	61,895	71,921

Net increase (decrease) in net assets from operations	192,963	174,956	54,647	36,726	29,322	23,099	61,974	70,226

Contract transactions:
Transfers of net premiums	453,482	460,981	51,060	139,705	150,545	82,686	128,439	238,407
Transfers of surrenders and death benefits	(32,671)	(14,507)	(27,927)	(7,931)	(22,208)	(630)	(51,496)	(24,561)
Transfers of administrative and other charges	(6,046)	(2,890)	(1,340)	(719)	(1,451)	(588)	(2,406)	(1,485)
Transfers between subaccounts, including Declared Interest Option account	4,398	18,876	33,230	6,097	(38,448)	17,136	(19,740)	15,471

Net increase (decrease) in net assets from contract transactions	419,163	462,460	55,023	137,152	88,438	98,604	54,797	227,832

Total increase (decrease) in net assets	612,126	637,416	109,670	173,878	117,760	121,703	116,771	298,058

Net assets at beginning of period	906,392	268,976	208,033	34,155	141,259	19,556	422,926	124,868

Net assets at end of period	$1,518,518	$906,392	$317,703	$208,033	$259,019	$141,259	$539,697	$422,926

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
					Franklin Templeton Variable
	Fidelity® Variable Insurance Products Funds*				Insurance Products Trust*
			Fidelity Real Estate — SC2		Franklin Small Cap Value		Franklin U.S. Government
	Mid-Cap — SC2 Subaccount		Subaccount		Securities Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,496)	$(2,875)	$5,662	$20,344	$(4,428)	$4,361	$54,255	$34,669
Net realized gain (loss) on investments	138,232	(68,033)	224,849	(171,716)	97,598	(70,991)	17,761	11,356
Change in unrealized appreciation (depreciation) of investments	217,468	314,381	239,754	602,274	407,175	364,036	15,777	(23,734)

Net increase (decrease) in net assets from operations	343,204	243,473	470,265	450,902	500,345	297,406	87,793	22,291

Contract transactions:
Transfers of net premiums	524,388	568,864	610,350	663,717	684,678	797,109	648,455	765,881
Transfers of surrenders and death benefits	(96,636)	(22,382)	(122,664)	(28,828)	(133,750)	(35,590)	(164,098)	(121,761)
Transfers of administrative and other charges	(10,370)	(5,458)	(14,706)	(7,018)	(15,741)	(7,753)	(15,537)	(6,999)
Transfers between subaccounts, including Declared Interest Option account	(272,524)	(51,373)	(415,739)	(20,976)	(105,333)	(43,931)	160,900	492,857

Net increase (decrease) in net assets from contract transactions	144,858	489,651	57,241	606,895	429,854	709,835	629,720	1,129,978

Total increase (decrease) in net assets	488,062	733,124	527,506	1,057,797	930,199	1,007,241	717,513	1,152,269

Net assets at beginning of period	1,110,238	377,114	1,510,962	453,165	1,535,897	528,656	1,689,510	537,241

Net assets at end of period	$1,598,300	$1,110,238	$2,038,468	$1,510,962	$2,466,096	$1,535,897	$2,407,023	$1,689,510

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	Franklin Templeton Variable
	Insurance Products Trust*				J.P. Morgan Insurance Trust*
	Mutual Shares Securities		Templeton Global Bond
	Subaccount		Securities Subaccount		Intrepid Growth Subaccount		Intrepid Mid Cap Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,261	$1,323	$1,620	$29,110	$(2,359)	$(6,633)	$67	$23
Net realized gain (loss) on investments	(2,586)	(10,547)	3,633	1,570	88,916	(64,059)	6,061	(453)
Change in unrealized appreciation (depreciation) of investments	24,469	41,342	36,737	4,648	370,868	511,564	5,894	7,400

Net increase (decrease) in net assets from operations	23,144	32,117	41,990	35,328	457,425	440,872	12,022	6,970

Contract transactions:
Transfers of net premiums	65,349	64,662	17,531	116,015	1,113,449	1,057,359	14,570	16,594
Transfers of surrenders and death benefits	(7,573)	(477)	(15,411)	(659)	(205,852)	(49,882)	(5,692)	(118)
Transfers of administrative and other charges	(907)	(516)	(1,275)	(878)	(25,185)	(10,911)	(243)	(126)
Transfers between subaccounts, including Declared Interest Option account	52,693	191	42,384	3,004	(86,319)	406,775	(4,552)	(837)

Net increase (decrease) in net assets from contract transactions	109,562	63,860	43,229	117,482	796,093	1,403,341	4,083	15,513

Total increase (decrease) in net assets	132,706	95,977	85,219	152,810	1,253,518	1,844,213	16,105	22,483

Net assets at beginning of period	164,676	68,699	287,601	134,791	2,382,367	538,154	37,265	14,782

Net assets at end of period	$297,382	$164,676	$372,820	$287,601	$3,635,885	$2,382,367	$53,370	$37,265

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
	J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Mid Cap Growth		Small Cap Core — CL2				New America Growth
	Subaccount (1)		Subaccount		Equity Income Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,211)	$(2,482)	$(1,510)	$(93)	$46,951	$27,996	$(715)	$(230)
Net realized gain (loss) on investments	25,137	(13,403)	16,636	(943)	115,271	(115,678)	7,533	(146)
Change in unrealized appreciation (depreciation) of investments	31,644	120,038	18,458	23,537	479,082	839,338	5,400	9,210

Net increase (decrease) in net assets from operations	54,570	104,153	33,584	22,501	641,304	751,656	12,218	8,834

Contract transactions:
Transfers of net premiums	51,176	191,354	13,263	49,922	1,772,869	1,965,843	58,939	36,942
Transfers of surrenders and death benefits	(6,030)	(5,949)	(6,488)	(239)	(339,730)	(91,874)	(3,023)	—
Transfers of administrative and other charges	(873)	(1,684)	(506)	(260)	(36,591)	(19,402)	(525)	(210)
Transfers between subaccounts, including Declared Interest Option account	(20,027)	(407,682)	10,074	3,024	(740,045)	166,349	(8,235)	3,576

Net increase (decrease) in net assets from contract transactions	24,246	(223,961)	16,343	52,447	656,503	2,020,916	47,156	40,308

Total increase (decrease) in net assets	78,816	(119,808)	49,927	74,948	1,297,807	2,772,572	59,374	49,142

Net assets at beginning of period	172,815	292,623	109,569	34,621	4,221,865	1,449,293	61,211	12,069

Net assets at end of period	$251,631	$172,815	$159,496	$109,569	$5,519,672	$4,221,865	$120,585	$61,211

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C — see Note 1
			T. Rowe Price
	T. Rowe Price		International
	Equity Series, Inc.*		Series, Inc.*
	Personal Strategy Balanced		International Stock
	Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,472	$909	$64	$4,533
Net realized gain (loss) on investments	10,110	(4,236)	22,495	16
Change in unrealized appreciation (depreciation) of investments	10,673	22,267	27,600	51,869

Net increase (decrease) in net assets from operations	24,255	18,940	50,159	56,418

Contract transactions:
Transfers of net premiums	97,131	98,058	174,613	190,099
Transfers of surrenders and death benefits	(4,399)	(4,199)	(26,252)	(16,852)
Transfers of administrative and other charges	(1,280)	(596)	(1,650)	(680)
Transfers between subaccounts, including Declared Interest Option account	16,226	1,082	(28,628)	19,742

Net increase (decrease) in net assets from contract transactions	107,678	94,345	118,083	192,309

Total increase (decrease) in net assets	131,933	113,285	168,242	248,727

Net assets at beginning of period	150,574	37,289	264,682	15,955

Net assets at end of period	$282,507	$150,574	$432,924	$264,682

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
Organization
Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company.
At the direction of eligible policy owners, the Account invests in sixty-three investment options in the following open-end registered investment companies (the Funds).

Subaccount	Product	Invests Exclusively in Shares of

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	A & B	VP Mid Cap Value Fund
Inflation Protection Bond	A & B	VP Inflation Protection Bond Fund
Ultra	A & B	VP Ultra® Fund
Value	A & B	VP Value Fund
Vista	A & B	VP VistaSM Fund

Calvert Variable Products, Inc.: (1)
EAFE International Index — F	C	EAFE International Index Portfolio — Class F
NASDAQ 100 Index	A, B & C	NASDAQ-100 Index Portfolio
Russell 2000 Small Cap Index	A & B	Russell 2000 Small Cap Index Portfolio
Russell 2000 Small Cap Index — F	C	Russell 2000 Small Cap Index Portfolio — Class F
S&P MidCap 400 Index	A & B	S&P MidCap 400 Index Portfolio
S&P MidCap 400 Index — F	C	S&P MidCap 400 Index Portfolio — Class F

Columbia Funds Variable Insurance Trust:
International	C	International Fund — Class A
Mid Cap Value B	C	Mid Cap Value Fund — Class B
Small Cap Value B	C	Small Cap Value Fund — Class B
Small Co. Growth B	C	Small Company Growth Fund — Class B

Dreyfus Variable Investment Fund:
Appreciation	A & B	VIF Appreciation Portfolio — Initial Share Class
Dreyfus Growth & Income	A & B	VIF Growth and Income Portfolio — Initial Share Class
International Equity	A & B	VIF International Equity Portfolio — Initial Share Class
Opportunistic Small Cap (2)	A & B	VIF Opportunistic Small Cap Portfolio — Initial Share Class (2)

Socially Responsible Growth	A & B	Dreyfus Socially Responsible Growth Fund, Inc. — Service Share Class

DWS Variable Series I:
Global Opportunities	C	DWS Global Opportunities VIP — Class A

DWS Variable Series II:
Global Thematic	C	DWS Global Thematic VIP — Class A

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of

EquiTrust Variable Insurance Series Fund:
Blue Chip	A & B	Blue Chip Portfolio — Initial Class
Blue Chip — SC	C	Blue Chip Portfolio — Service Class
High Grade Bond	A & B	High Grade Bond Portfolio — Initial Class
High Grade Bond — SC	C	High Grade Bond Portfolio — Service Class
Managed	A & B	Managed Portfolio — Initial Class
Managed — SC	C	Managed Portfolio — Service Class
Money Market	A & B	Money Market Portfolio — Initial Class
Money Market — SC	C	Money Market Portfolio — Service Class
Strategic Yield	A & B	Strategic Yield Portfolio — Initial Class
Strategic Yield — SC	C	Strategic Yield Portfolio — Service Class
Value Growth	A & B	Value Growth Portfolio — Initial Class
Value Growth — SC	C	Value Growth Portfolio — Service Class

Fidelity® Variable Insurance Products Funds:
Contrafund	A & B	VIP Contrafund® Portfolio — Initial Class
Contrafund — SC2	C	VIP Contrafund® Portfolio — Service Class 2
Growth	A & B	VIP Growth Portfolio — Initial Class
Growth — SC2	C	VIP Growth Portfolio — Service Class 2
Fidelity Growth & Income	A & B	VIP Growth & Income Portfolio — Initial Class
High Income — SC2	A, B & C	VIP High Income Portfolio — Service Class 2
Index 500	A & B	VIP Index 500 Portfolio — Initial Class
Index 500 — SC2	C	VIP Index 500 Portfolio — Service Class 2
Mid-Cap — SC2	A, B & C	VIP Mid Cap Portfolio — Service Class 2
Overseas	A & B	VIP Overseas Portfolio — Initial Class
Fidelity Real Estate — SC2	C	VIP Real Estate Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	A & B	Franklin Global Real Estate Securities Fund — Class 2
Franklin Small Cap Value Securities	A, B & C	Franklin Small Cap Value Securities Fund — Class 2
Franklin Small-Mid Cap Growth Securities	A & B	Franklin Small-Mid Cap Growth Securities Fund — Class 2
Franklin U.S. Government	A, B & C	Franklin U.S. Government Fund — Class 2
Mutual Shares Securities	A, B & C	Mutual Shares Securities Fund — Class 2
Templeton Global Bond Securities	C	Templeton Global Bond Securities Fund — Class 2
Templeton Growth Securities	A & B	Templeton Growth Securities Fund — Class 2

J.P. Morgan Insurance Trust:
Intrepid Growth	C	Intrepid Growth Portfolio — Class 1
Intrepid Mid Cap	C	Intrepid Mid Cap Portfolio — Class 1
Mid Cap Growth (3)	C	Mid Cap Growth Portfolio — Class 1 (3)
Mid-Cap Value	A & B	Mid Cap Value Portfolio — Class 1
Small Cap Core	A & B	Small Cap Core Portfolio — Class 1
Small Cap Core — CL2	C	Small Cap Core Portfolio — Class 2

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of

T. Rowe Price Equity Series, Inc.:
Equity Income	A, B & C	Equity Income Portfolio
Mid-Cap Growth	A & B	Mid-Cap Growth Portfolio
New America Growth	A, B & C	New America Growth Portfolio
Personal Strategy Balanced	A, B & C	Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.:
International Stock	A, B & C	International Stock Portfolio

(1)	Formerly Summit Mutual Funds, Inc. — Pinnacle Series. Effective April 30, 2010, the fund group’s name changed.

(2)	Formerly VIF Developing Leaders Portfolio. Effective April 19, 2010, the fund’s name changed.

(3)	Formerly Diversified Mid-Cap Growth Portfolio — Class 1. Effective May 1, 2010, the fund’s name changed.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.
Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.
Investments
Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.
The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)
At December 31, 2010, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1.
Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Contracts in Annuitization Period
Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Use of Estimates in the Preparation of Financial Statements
The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.
Amounts Due To/Due From Farm Bureau Life Insurance Company
The amounts due to or from Farm Bureau Life Insurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.
2. Expense Charges and Related Party Transactions
Paid to the Company
The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.
Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.
Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $4 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. (For Product A contracts issued prior to May 1, 2006, the annual administrative charge was $30. Product A administrative charges on all contracts increased July 1, 2009, to the maximum $45.) A portion of this charge may be deducted from funds held in the fixed interest subaccount.
Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years for Products A and B, and eight contract years for Product C. In each contract year after the first contract year, a Product A contract owner may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. Product B may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
2. Expense Charges and Related Party Transactions (continued)
Product C contract owners may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. The amount charged for Products A, B and C is 7%, 6% and 8%, respectively, of the amount surrendered during the first contract year. For Product A, the charge declines by 1% in each of the next five years and 2% the sixth contract year. Product B and C charges decline 1% in each of the next six and eight contract years, respectively. No surrender charge is deducted if the partial surrender or surrender occurs after the surrender period has been exhausted.
Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.
Paid to Affiliates
Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio’s average daily net assets as follows: Blue Chip Portfolio — 0.20%, High Grade Bond Portfolio — 0.30%, Managed Portfolio — 0.45%, Money Market Portfolio — 0.25%, Strategic Yield Portfolio — 0.45%, and Value Growth Portfolio — 0.45%. In addition, the 0.25% 12b-1 fee from EquiTrust Variable Insurance Series Fund, Service Class shares is paid to EquiTrust Marketing Services, LLC.
3. Federal Income Taxes
The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. Purchases and Sales of Investment Securities
The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2010:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	$83,566	$215,067
Inflation Protection Bond	322,302	126,180
Ultra	132,275	394,536
Value	107,875	48,109
Vista	229,639	657,712

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B (continued):

Calvert Variable Products, Inc.:
NASDAQ 100 Index	$203,937	$1,013,669
Russell 2000 Small Cap Index	312,892	1,587,627
S&P MidCap 400 Index	331,010	1,594,590

Dreyfus Variable Investment Fund:
Appreciation	1,208,215	999,626
Dreyfus Growth & Income	98,844	166,819
International Equity	2,316,055	1,835,782
Opportunistic Small Cap	286,369	518,303

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	48,147	62,808

EquiTrust Variable insurance Series Fund:
Blue Chip	1,170,627	3,490,799
High Grade Bond	2,413,260	4,276,963
Managed	1,500,572	6,239,963
Money Market	1,664,074	2,744,486
Strategic Yield	1,583,702	2,873,927
Value Growth	608,002	2,730,549

Fidelity® Variable Insurance Products Funds:
Contrafund	1,144,265	4,961,722
Growth	515,183	1,509,377
Fidelity Growth & Income	281,669	764,793
High Income — SC2	730,386	864,012
Index 500	841,768	2,543,514
Mid-Cap — SC2	1,226,267	2,554,898
Overseas	501,531	1,241,420

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	362,793	1,232,495
Franklin Small Cap Value Securities	541,059	1,363,261
Franklin Small-Mid Cap Growth Securities	250,240	905,162
Franklin U.S. Government	1,785,757	2,215,400
Mutual Shares Securities	250,248	889,221
Templeton Growth Securities	502,331	2,156,062

J.P. Morgan Insurance Trust:
Mid-Cap Value	338,348	863,017
Small Cap Core	191,432	765,361

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income	$969,921	$4,166,781
Mid-Cap Growth	775,926	1,384,988
New America Growth	711,611	1,414,797
Personal Strategy Balanced	711,063	3,723,128

T. Rowe Price International Series, Inc.:
International Stock	315,880	712,703

Product C:

Calvert Variable Products, Inc.:
EAFE International Index — F	$2,199,553	$882,171
NASDAQ 100 Index	116,608	28,811
Russell 2000 Small Cap Index — F	97,502	8,094
S&P MidCap 400 Index — F	67,059	33,433

Columbia Funds Variable Insurance Trust:
International	31,128	6,878
Mid Cap Value B	1,416,161	258,821
Small Cap Value B	27,992	26,728
Small Co. Growth B	602,400	306,290

DWS Variable Series I:
Global Opportunities	30,468	9,020

DWS Variable Series II:
Global Thematic	1,380,593	513,165

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC	1,261,817	445,141
High Grade Bond — SC	3,528,012	1,300,392
Managed — SC	264,652	52,707
Money Market — SC	706,357	675,445
Strategic Yield — SC	339,455	127,219
Value Growth — SC	237,138	85,604

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2	563,665	142,185
Growth — SC2	90,118	36,614
High Income — SC2	184,245	79,220
Index 500 — SC2	132,255	65,521
Mid-Cap — SC2	552,981	416,207

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product C (continued):

Fidelity® Variable Insurance Products Funds (continued):
Fidelity Real Estate — SC2	$628,658	$565,755

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	804,940	379,514
Franklin U.S. Government	1,075,852	391,877
Mutual Shares Securities	130,934	20,111
Templeton Global Bond Securities	66,692	20,938

J.P. Morgan Insurance Trust:
Intrepid Growth	1,292,949	499,215
Intrepid Mid Cap	43,267	39,117
Mid Cap Growth	97,076	75,041
Small Cap Core — CL2	102,912	88,079

T. Rowe Price Equity Series, Inc.:
Equity Income	2,045,253	1,341,799
New America Growth	91,599	42,733
Personal Strategy Balanced	162,238	51,088

T. Rowe Price International Series, Inc.:
International Stock	186,309	66,928

5. Summary of Changes from Unit Transactions
Transactions in units of each subaccount were as follows for the years ended December 31, 2010 and 2009:

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	5,902	18,792	(12,890)	9,624	12,880	(3,256)
Inflation Protection Bond	24,911	9,452	15,459	10,593	50,297	(39,704)
Ultra	12,324	36,775	(24,451)	22,357	29,827	(7,470)
Value	10,248	4,523	5,725	7,933	13,254	(5,321)
Vista	17,566	46,824	(29,258)	31,678	32,864	(1,186)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Products A and B (continued):

Calvert Variable Products, Inc.
NASDAQ 100 Index	12,987	63,798	(50,811)	43,132	42,304	828
Russell 2000 Small Cap Index	17,519	93,458	(75,939)	33,016	71,917	(38,901)
S&P MidCap 400 Index	15,393	85,778	(70,385)	35,652	78,899	(43,247)

Dreyfus Variable Investment Fund:
Appreciation	99,525	81,888	17,637	60,147	148,322	(88,175)
Dreyfus Growth & Income	8,384	15,173	(6,789)	15,482	15,208	274
International Equity	128,752	98,122	30,630	177,392	93,295	84,097
Opportunistic Small Cap	26,205	48,898	(22,693)	28,677	17,655	11,022

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	4,406	5,774	(1,368)	7,442	8,414	(972)

EquiTrust Variable Insurance Series Fund:
Blue Chip	26,073	139,734	(113,661)	68,462	141,334	(72,872)
High Grade Bond	69,718	181,192	(111,474)	173,410	240,302	(66,892)
Managed	28,466	238,666	(210,200)	23,202	161,969	(138,767)
Money Market	119,612	194,394	(74,782)	181,235	299,097	(117,862)
Strategic Yield	26,355	109,602	(83,247)	26,681	207,681	(181,000)
Value Growth	24,217	159,164	(134,947)	58,423	176,717	(118,294)

Fidelity® Variable Insurance Products Funds:
Contrafund	57,629	339,167	(281,538)	134,991	386,666	(251,675)
Growth	58,009	176,592	(118,583)	95,303	176,484	(81,181)
Fidelity Growth & Income	27,833	80,101	(52,268)	28,496	68,081	(39,585)
High Income — SC2	23,649	46,503	(22,854)	30,180	48,736	(18,556)
Index 500	37,753	267,379	(229,626)	104,770	242,018	(137,248)
Mid-Cap — SC2	52,486	114,481	(61,995)	46,151	112,755	(66,604)
Overseas	36,779	106,041	(69,262)	57,933	89,450	(31,517)

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	17,812	100,071	(82,259)	67,358	58,320	9,038
Franklin Small Cap Value Securities	26,690	70,847	(44,157)	153,010	58,482	94,528
Franklin Small-Mid Cap
Growth Securities	19,294	68,286	(48,992)	51,841	253,081	(201,240)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Products A and B (continued):

Franklin Templeton Variable Insurance Products Trust (continued):
Franklin U.S. Government	103,886	152,732	(48,846)	108,788	327,414	(218,626)
Mutual Shares Securities	15,205	65,601	(50,396)	55,631	62,946	(7,315)
Templeton Growth Securities	34,365	175,445	(141,080)	310,067	76,955	233,112

J.P. Morgan Insurance Trust:
Mid-Cap Value	15,416	44,673	(29,257)	17,770	36,321	(18,551)
Small Cap Core	13,890	51,086	(37,196)	47,455	103,581	(56,126)

T. Rowe Price Equity Series, Inc.:
Equity Income	45,949	313,416	(267,467)	184,785	413,259	(228,474)
Mid-Cap Growth	16,622	67,784	(51,162)	15,250	71,665	(56,415)
New America Growth	51,920	136,755	(84,835)	520,276	74,260	446,016
Personal Strategy Balanced	24,836	239,797	(214,961)	50,626	176,222	(125,596)

T. Rowe Price International Series, Inc.:
International Stock	26,129	61,995	(35,866)	57,992	40,620	17,372

Product C:

Calvert Variable Products, Inc.
EAFE International Index — F	280,189	112,450	167,739	328,972	51,122	277,850
NASDAQ 100 Index	11,192	2,518	8,674	13,131	1,607	11,524
Russell 2000 Small Cap Index — F	9,956	606	9,350	11,611	1,433	10,178
S&P MidCap 400 Index — F	7,158	3,311	3,847	24,868	2,601	22,267

Columbia Funds Variable Insurance Trust:
International	3,657	862	2,795	4,759	809	3,950
Mid Cap Value B	170,708	29,651	141,057	63,280	44,033	19,247
Small Cap Value B	2,593	2,576	17	14,922	5,251	9,671
Small Co. Growth B	75,048	35,145	39,903	121,555	4,959	116,596

DWS Variable Series I:
Global Opportunities	3,500	834	2,666	16,865	3,272	13,593

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product C (continued):

DWS Variable Series II:
Global Thematic	170,204	61,264	108,940	216,743	37,541	179,202

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC	139,400	47,848	91,552	183,788	16,905	166,883
High Grade Bond — SC	285,477	105,818	179,659	381,529	105,165	276,364
Managed — SC	24,744	4,060	20,684	57,177	28,436	28,741
Money Market — SC	71,468	68,038	3,430	44,645	22,293	22,352
Strategic Yield — SC	25,296	10,066	15,230	50,921	12,035	38,886
Value Growth — SC	25,160	8,833	16,327	37,748	12,099	25,649

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2	63,461	15,598	47,863	75,688	11,270	64,418
Growth — SC2	11,481	4,574	6,907	23,770	1,476	22,294
High Income — SC2	15,000	6,613	8,387	10,785	77	10,708
Index 500 — SC2	12,623	6,756	5,867	33,654	3,683	29,971
Mid-Cap — SC2	59,520	42,705	16,815	95,745	27,667	68,078
Fidelity Real Estate — SC2	73,584	64,123	9,461	158,800	40,707	118,093

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	90,762	40,899	49,863	144,000	38,582	105,418
Franklin U.S. Government	89,888	32,781	57,107	125,918	20,731	105,187
Mutual Shares Securities	13,445	1,855	11,590	11,399	2,724	8,675
Templeton Global Bond Securities	4,696	1,312	3,384	12,520	1,961	10,559

J.P. Morgan Insurance Trust:
Intrepid Growth	145,861	54,438	91,423	216,992	21,866	195,126
Intrepid Mid Cap	4,710	3,853	857	2,049	146	1,903
Mid Cap Growth	11,897	8,273	3,624	43,782	73,476	(29,694)
Small Cap Core — CL2	11,063	9,116	1,947	7,821	470	7,351

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Product C (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income	221,212	148,152	73,060	322,580	39,903	282,677
New America Growth	8,653	4,472	4,181	4,503	42	4,461
Personal Strategy Balanced	15,271	5,015	10,256	13,061	2,660	10,401

T. Rowe Price International Series, Inc.:
International Stock	21,335	7,657	13,678	32,478	4,439	28,039
6. Unit Values
The following summarizes units outstanding, unit values, and net assets at December 31, 2010, 2009, 2008, 2007 and 2006, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value:
2010	63,868	$12.55	$801,701	2.21%	1.25%	17.73%
2009	76,758	10.66	818,062	3.90	1.25	28.43
2008	80,014	8.30	664,419	0.10	1.25	(25.29)
2007	75,066	11.11	834,239	0.99	1.25	(3.56)
2006 (5)	11,143	11.52	128,364	1.36	1.25	15.20
Inflation Protection Bond:
2010	90,033	12.20	1,098,687	1.80	1.25	4.01
2009	74,574	11.73	874,461	1.85	1.25	9.12
2008	114,278	10.75	1,228,289	5.09	1.25	(2.45)
2007	44,012	11.02	485,197	4.25	1.25	8.25
2006 (5)	3,707	10.18	37,727	1.51	1.25	1.80

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

American Century Variable Portfolios, Inc. (continued):
Ultra:
2010	170,941	$11.40	$1,948,398	0.52%	1.25%	14.69%
2009	195,392	9.94	1,942,679	0.28	1.25	32.71
2008	202,862	7.49	1,518,466	—	1.25	(42.16)
2007	211,795	12.95	2,743,361	—	1.25	19.46
2006	225,320	10.84	2,441,779	—	1.25	(4.41)
Value:
2010	56,993	10.29	586,286	2.27	1.25	12.09
2009	51,268	9.18	470,823	5.66	1.25	18.30
2008	56,589	7.76	438,981	2.27	1.25	(27.68)
2007	43,123	10.73	462,572	0.90	1.25	(6.29)
2006 (5)	7,029	11.45	80,485	—	1.25	14.50
Vista:
2010	251,729	15.38	3,872,557	—	1.25	22.35
2009	280,987	12.57	3,533,137	—	1.25	20.87
2008	282,173	10.40	2,933,269	—	1.25	(49.24)
2007	287,031	20.49	5,880,836	—	1.25	38.07
2006	249,983	14.84	3,709,621	—	1.25	7.69

Calvert Variable Products, Inc. (9):
NASDAQ 100 Index:
2010	332,402	17.04	5,663,651	0.18	1.25	18.17
2009	383,213	14.42	5,527,597	0.09	1.25	51.63
2008	382,385	9.51	3,637,459	0.05	1.25	(42.64)
2007	407,469	16.58	6,755,420	1.19	1.25	17.01
2006	428,481	14.17	6,069,436	0.13	1.25	5.43
Russell 2000 Small Cap Index:
2010	392,203	18.71	7,336,730	0.51	1.25	24.57
2009	468,142	15.02	7,032,680	0.61	1.25	24.65
2008	507,043	12.05	6,111,110	1.98	1.25	(34.79)
2007	520,416	18.48	9,616,778	0.60	1.25	(3.40)
2006	478,548	19.13	9,155,664	0.59	1.25	16.15
S&P MidCap 400 Index:
2010	402,895	20.32	8,187,687	0.74	1.25	24.43
2009	473,280	16.33	7,730,110	0.91	1.25	34.62
2008	516,527	12.13	6,263,022	2.11	1.25	(37.38)
2007	567,365	19.37	10,992,493	0.88	1.25	6.02
2006	579,535	18.27	10,587,264	0.79	1.25	8.36

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Dreyfus Variable Investment Fund:
Appreciation:
2010	381,036	$12.96	$4,938,902	1.96%	1.25%	13.88%
2009	363,399	11.38	4,135,995	2.84	1.25	21.06
2008	451,574	9.40	4,245,888	1.96	1.25	(30.42)
2007	425,765	13.51	5,753,909	1.30	1.25	5.79
2006	291,950	12.77	3,728,982	1.38	1.25	15.05
Dreyfus Growth & Income:
2010	121,259	11.36	1,378,101	1.21	1.25	17.11
2009	128,048	9.70	1,242,388	1.33	1.25	27.13
2008	127,774	7.63	974,641	0.65	1.25	(41.13)
2007	139,656	12.96	1,810,298	0.76	1.25	7.11
2006	141,763	12.10	1,715,731	0.79	1.25	13.08
International Equity:
2010	716,088	19.16	13,723,778	1.60	1.25	8.62
2009	685,458	17.64	12,089,584	3.63	1.25	23.79
2008	601,361	14.25	8,572,317	1.80	1.25	(42.95)
2007	561,140	24.98	14,018,652	1.35	1.25	15.65
2006	290,849	21.60	6,281,419	0.58	1.25	21.83
Opportunistic Small Cap (7):
2010	249,872	12.03	3,006,431	0.76	1.25	29.49
2009	272,565	9.29	2,531,903	1.58	1.25	24.53
2008	261,543	7.46	1,951,724	0.89	1.25	(38.40)
2007	285,100	12.11	3,451,793	0.76	1.25	(12.12)
2006	304,074	13.78	4,191,636	0.38	1.25	2.45

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth:
2010	58,694	10.88	638,523	0.64	1.25	13.10
2009	60,062	9.62	577,622	0.64	1.25	31.78
2008	61,034	7.30	445,346	0.42	1.25	(35.34)
2007	66,306	11.29	748,894	0.27	1.25	6.11
2006	64,382	10.64	684,945	—	1.25	7.58

EquiTrust Variable Insurance Series Fund:
Blue Chip:
2010	1,019,667	24.61	25,094,272	2.32	1.25	9.92
2009	1,133,328	22.39	25,380,557	3.19	1.25	16.49
2008	1,206,200	19.22	23,187,333	2.43	1.25	(31.19)
2007	1,294,661	27.93	36,164,601	1.87	1.25	5.16
2006	1,291,338	26.56	34,299,664	1.98	1.25	15.98

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

EquiTrust Variable Insurance Series Fund (continued):
High Grade Bond:
2010	969,805	$22.48	$21,801,275	3.91%	1.25%	6.79%
2009	1,081,279	21.05	22,765,550	4.74	1.25	10.50
2008	1,148,171	19.05	21,871,458	4.99	1.25	(2.81)
2007	1,299,802	19.60	25,471,335	5.29	1.25	4.20
2006	1,162,034	18.81	21,858,184	5.07	1.25	3.47
Managed:
2010	1,177,216	27.07	31,865,916	2.53	1.25	13.64
2009	1,387,416	23.82	33,050,740	3.32	1.25	16.94
2008	1,526,183	20.37	31,084,456	3.89	1.25	(20.92)
2007	1,673,006	25.76	43,094,595	2.72	1.25	4.55
2006	1,686,235	24.64	41,542,108	2.20	1.25	10.64
Money Market:
2010	229,143	13.82	3,165,825	0.12	1.25	(1.07)
2009	303,925	13.97	4,246,237	0.12	1.25	(1.13)
2008	421,787	14.13	5,959,718	1.93	1.25	0.64
2007	530,299	14.04	7,444,703	4.56	1.25	3.46
2006	284,490	13.57	3,861,882	4.35	1.25	3.12
Strategic Yield:
2010	660,095	24.92	16,451,713	5.57	1.25	9.54
2009	743,342	22.75	16,910,061	6.42	1.25	22.91
2008	924,342	18.51	17,106,495	6.26	1.25	(12.15)
2007	1,043,799	21.07	21,997,717	6.24	1.25	2.23
2006	969,782	20.61	19,982,830	6.03	1.25	5.53
Value Growth:
2010	903,228	17.84	16,111,139	1.40	1.25	12.98
2009	1,038,175	15.79	16,396,569	2.11	1.25	25.02
2008	1,156,469	12.63	14,611,933	2.55	1.25	(31.21)
2007	1,244,421	18.36	22,845,877	1.68	1.25	3.96
2006	1,198,046	17.66	21,156,515	1.34	1.25	10.72

Fidelity® Variable Insurance Products Funds:
Contrafund:
2010	1,872,805	15.51	29,047,330	1.20	1.25	15.75
2009	2,154,343	13.40	28,864,905	1.39	1.25	34.00
2008	2,406,018	10.00	24,049,798	0.99	1.25	(43.21)
2007	2,389,473	17.61	42,072,710	1.04	1.25	16.16
2006	2,002,618	15.16	30,360,014	1.33	1.25	10.33

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Fidelity® Variable Insurance Products Funds (continued):
Growth:
2010	1,212,954	$9.29	$11,270,777	0.27%	1.25%	22.56%
2009	1,331,537	7.58	10,089,164	0.45	1.25	26.76
2008	1,412,718	5.98	8,447,814	0.80	1.25	(47.82)
2007	1,532,378	11.46	17,564,289	0.85	1.25	25.38
2006	1,751,826	9.14	16,011,793	0.39	1.25	5.54
Fidelity Growth & Income:
2010	433,316	9.96	4,316,805	0.69	1.25	13.44
2009	485,584	8.78	4,264,373	1.09	1.25	25.61
2008	525,169	6.99	3,670,859	1.20	1.25	(42.42)
2007	566,303	12.14	6,875,533	1.84	1.25	10.77
2006	593,053	10.96	6,502,055	0.92	1.25	11.72
High Income — SC2:
2010	230,243	18.67	4,298,453	7.53	1.25	12.27
2009	253,097	16.63	4,208,506	8.10	1.25	41.77
2008	271,653	11.73	3,187,345	8.18	1.25	(26.09)
2007	307,939	15.87	4,887,660	8.68	1.25	1.28
2006	265,008	15.67	4,153,520	8.28	1.25	9.66
Index 500:
2010	1,361,833	9.93	13,516,554	1.86	1.25	13.62
2009	1,591,459	8.74	13,905,543	2.57	1.25	25.04
2008	1,728,707	6.99	12,079,292	2.16	1.25	(37.76)
2007	1,834,632	11.23	20,603,952	3.59	1.25	4.17
2006	1,822,013	10.78	19,650,100	1.68	1.25	14.32
Mid-Cap — SC2:
2010	615,649	24.41	15,029,688	0.12	1.25	26.94
2009	677,644	19.23	13,027,931	0.46	1.25	38.05
2008	744,248	13.93	10,365,432	0.24	1.25	(40.34)
2007	789,192	23.35	18,428,499	0.50	1.25	13.90
2006	704,699	20.50	14,445,170	0.15	1.25	11.05
Overseas:
2010	534,794	12.56	6,716,009	1.38	1.25	11.74
2009	604,056	11.24	6,791,047	2.19	1.25	24.89
2008	635,573	9.00	5,717,459	2.61	1.25	(44.48)
2007	651,752	16.21	10,565,058	3.44	1.25	15.87
2006	586,756	13.99	8,208,442	0.78	1.25	16.68

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2010	408,425	$13.32	$5,442,038	2.87%	1.25%	19.46%
2009	490,684	11.15	5,472,173	12.63	1.25	7.62
2008	481,646	9.48	4,566,641	1.04	1.25	(43.13)
2007	584,614	16.67	9,742,919	2.38	1.25	(21.85)
2006	666,119	21.33	14,205,280	2.06	1.25	19.16
Franklin Small Cap Value Securities:
2010	498,531	20.93	10,436,728	0.75	1.25	26.62
2009	542,688	16.53	8,971,805	1.78	1.25	27.55
2008	448,160	12.96	5,808,357	1.18	1.25	(33.84)
2007	458,917	19.59	8,990,262	0.65	1.25	(3.59)
2006	351,873	20.32	7,150,089	0.59	1.25	15.59
Franklin Small-Mid Cap Growth Securities:
2010	290,258	15.06	4,371,254	—	1.25	26.03
2009	339,250	11.95	4,053,374	—	1.25	41.76
2008	540,490	8.43	4,553,647	—	1.25	(43.19)
2007	489,546	14.84	7,262,604	—	1.25	9.93
2006	323,785	13.50	4,372,068	—	1.25	7.31
Franklin U.S. Government:
2010	830,377	13.62	11,309,752	3.32	1.25	3.97
2009	879,223	13.10	11,515,872	3.64	1.25	1.87
2008	1,097,849	12.86	14,121,778	5.10	1.25	6.19
2007	1,069,377	12.11	12,945,084	4.55	1.25	5.30
2006	625,038	11.50	7,186,239	4.13	1.25	2.77
Mutual Shares Securities:
2010	239,375	13.90	3,326,280	1.52	1.25	9.88
2009	289,771	12.65	3,666,700	1.93	1.25	24.51
2008	297,086	10.16	3,019,500	2.99	1.25	(37.90)
2007	311,542	16.36	5,098,376	1.43	1.25	2.19
2006	284,057	16.01	4,548,646	1.34	1.25	16.95
Templeton Growth Securities:
2010	454,713	13.32	6,056,269	1.27	1.25	6.05
2009	595,793	12.56	7,482,270	3.75	1.25	29.48
2008	362,681	9.70	3,517,383	1.82	1.25	(43.04)
2007	393,733	17.03	6,704,478	1.33	1.25	1.07
2006	353,757	16.85	5,959,351	1.34	1.25	20.36

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

J.P. Morgan Insurance Trust:
Mid-Cap Value:
2010	246,852	$20.82	$5,138,825	1.20%	1.25%	21.97%
2009	276,109	17.07	4,714,208	2.31	1.25	25.05
2008	294,660	13.65	4,020,967	1.10	1.25	(34.03)
2007	325,246	20.69	6,728,280	0.88	1.25	1.17
2006	322,932	20.45	6,602,348	0.59	1.25	15.47
Small Cap Core:
2010	218,567	16.55	3,616,529	—	1.25	25.57
2009	255,763	13.18	3,370,696	0.82	1.25	21.03
2008	311,889	10.89	3,395,286	0.19	1.25	(32.82)
2007	347,217	16.21	5,626,833	0.01	1.25	(6.84)
2006	282,610	17.40	4,916,277	—	1.25	13.65

T. Rowe Price Equity Series, Inc.:
Equity Income:
2010	1,484,755	13.94	20,701,940	1.88	1.25	13.61
2009	1,752,222	12.27	21,508,247	1.99	1.25	24.06
2008	1,980,696	9.89	19,598,720	2.39	1.25	(36.93)
2007	1,864,275	15.68	29,235,821	1.79	1.25	1.95
2006	1,314,360	15.38	20,211,065	1.67	1.25	17.49
Mid-Cap Growth:
2010	396,695	22.67	8,991,184	—	1.25	26.58
2009	447,857	17.91	8,022,311	—	1.25	43.86
2008	504,272	12.45	6,278,776	—	1.25	(40.52)
2007	585,594	20.93	12,255,760	0.21	1.25	16.08
2006	657,831	18.03	11,861,512	—	1.25	5.32
New America Growth:
2010	875,421	11.13	9,744,057	0.19	1.25	18.15
2009	960,256	9.42	9,045,272	—	1.25	47.88
2008	514,240	6.37	3,274,423	—	1.25	(38.98)
2007	542,792	10.44	5,667,018	—	1.25	12.38
2006	576,826	9.29	5,359,237	0.05	1.25	6.05
Personal Strategy Balanced:
2010	916,963	16.08	14,745,442	2.32	1.25	12.29
2009	1,131,924	14.32	16,208,199	2.16	1.25	30.54
2008	1,257,520	10.97	13,798,071	2.44	1.25	(30.79)
2007	1,365,862	15.85	21,642,669	2.20	1.25	6.30
2006	1,353,889	14.91	20,185,195	2.11	1.25	10.53

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

T. Rowe Price International Series, Inc. :
International Stock:
2010	308,653	$11.94	$3,686,224	0.89%	1.25%	12.96%
2009	344,519	10.57	3,640,162	2.94	1.25	50.57
2008	327,147	7.02	2,296,323	1.95	1.25	(49.35)
2007	341,089	13.86	4,726,393	1.47	1.25	11.68
2006	326,526	12.41	4,052,741	1.22	1.25	17.63

Product C:

Calvert Variable Products, Inc. (9):
EAFE International Index — F:
2010	641,674	$8.35	$5,359,865	1.49%	1.00%	5.43%
2009	473,935	7.92	3,754,797	1.40	1.00	26.11
2008 (6)	196,085	6.28	1,230,440	0.66	1.00	(37.20)
NASDAQ 100 Index:
2010	23,346	11.96	279,111	0.22	1.00	18.42
2009	14,672	10.10	148,121	0.13	1.00	52.11
2008 (6)	3,148	6.64	20,908	0.13	1.00	(33.60)
Russell 2000 Small Cap Index — F:
2010	24,746	11.56	286,131	0.38	1.00	24.57
2009	15,396	9.28	142,891	0.44	1.00	24.73
2008 (6)	5,218	7.44	38,827	0.53	1.00	(25.60)
S&P MidCap 400 Index — F:
2010	27,406	10.96	300,301	0.44	1.00	24.55
2009	23,559	8.80	207,434	0.74	1.00	34.76
2008 (6)	1,292	6.53	8,445	0.75	1.00	(34.70)

Columbia Funds Variable Insurance Trust:
International:
2010	10,194	8.37	85,346	4.18	1.00	7.72
2009	7,399	7.77	57,483	0.38	1.00	29.07
2008 (6)	3,449	6.02	20,766	3.33	1.00	(39.80)
Mid Cap Value B:
2010	215,451	9.56	2,059,610	1.33	1.00	21.78
2009	74,394	7.85	584,174	1.23	1.00	30.40
2008 (6)	55,147	6.02	332,151	0.51	1.00	(39.80)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

Columbia Funds Variable Insurance Trust (continued):
Small Cap Value B:
2010	12,936	$12.00	$155,273	1.05%	1.00%	25.13%
2009	12,919	9.59	123,854	1.01	1.00	23.74
2008 (6)	3,248	7.75	25,163	0.21	1.00	(22.50)
Small Co. Growth B:
2010	179,164	9.77	1,750,090	—	1.00	26.72
2009	139,261	7.71	1,073,166	—	1.00	24.15
2008 (6)	22,665	6.21	140,824	—	1.00	(37.90)
DWS Variable Series I:
Global Opportunities:
2010	21,152	10.25	216,833	0.39	1.00	25.31
2009	18,486	8.18	151,137	1.31	1.00	46.86
2008 (6)	4,893	5.57	27,258	—	1.00	(44.30)
DWS Variable Series II:
Global Thematic:
2010	419,791	8.95	3,756,766	0.93	1.00	12.58
2009	310,851	7.95	2,472,273	1.14	1.00	42.47
2008 (6)	131,649	5.58	735,225	—	1.00	(44.20)

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC:
2010	350,167	9.58	3,356,240	0.96	1.00	9.86
2009	258,615	8.72	2,255,631	0.40	1.00	16.42
2008 (6)	91,732	7.49	686,842	—	1.00	(25.10)
High Grade Bond — SC:
2010	720,405	11.69	8,423,652	3.65	1.00	6.76
2009	540,746	10.95	5,921,338	4.43	1.00	10.49
2008 (6)	264,382	9.91	2,619,372	2.72	1.00	(0.90)
Managed — SC:
2010	132,092	10.91	1,441,761	1.59	1.00	13.65
2009	111,408	9.60	1,069,968	0.43	1.00	16.93
2008 (6)	82,667	8.21	678,777	—	1.00	(17.90)
Money Market — SC:
2010	35,875	9.83	352,485	0.13	1.00	(0.81)
2009	32,445	9.91	321,573	0.10	1.00	(0.90)
2008 (6)	10,093	10.00	100,930	0.55	1.00	—

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

EquiTrust Variable Insurance Series Fund (continued):
Strategic Yield — SC:
2010	77,467	$12.08	$935,513	5.32%	1.00%	9.62%
2009	62,237	11.02	685,970	6.02	1.00	22.85
2008 (6)	23,351	8.97	209,369	3.74	1.00	(10.30)
Value Growth — SC:
2010	61,276	10.31	631,969	0.57	1.00	12.92
2009	44,949	9.13	410,493	0.29	1.00	24.90
2008 (6)	19,300	7.31	141,014	—	1.00	(26.90)

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2:
2010	154,879	9.80	1,518,518	1.13	1.00	15.70
2009	107,016	8.47	906,392	1.62	1.00	34.23
2008 (6)	42,598	6.31	268,976	1.41	1.00	(36.90)
Growth — SC2:
2010	35,057	9.06	317,703	0.03	1.00	22.60
2009	28,150	7.39	208,033	0.28	1.00	26.76
2008 (6)	5,856	5.83	34,155	1.82	1.00	(41.70)
High Income — SC2:
2010	21,717	11.93	259,019	7.61	1.00	12.55
2009	13,330	10.60	141,259	13.60	1.00	42.09
2008 (6)	2,622	7.46	19,556	23.90	1.00	(25.40)
Index 500 — SC2:
2010	53,381	10.11	539,697	1.78	1.00	13.60
2009	47,514	8.90	422,926	2.93	1.00	25.00
2008 (6)	17,543	7.12	124,868	3.26	1.00	(28.80)
Mid-Cap — SC2:
2010	145,271	11.00	1,598,300	0.12	1.00	27.31
2009	128,456	8.64	1,110,238	0.58	1.00	38.24
2008 (6)	60,378	6.25	377,114	0.24	1.00	(37.50)
Fidelity Real Estate — SC2:
2010	208,953	9.76	2,038,468	1.30	1.00	28.93
2009	199,492	7.57	1,510,962	3.37	1.00	35.91
2008 (6)	81,399	5.57	453,165	5.75	1.00	(44.30)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities:
2010	238,158	10.35	2,466,096	0.78	1.00	26.84
2009	188,295	8.16	1,535,897	1.45	1.00	27.90
2008 (6)	82,877	6.38	528,656	—	1.00	(36.20)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

Franklin Templeton Variable Insurance Products Trust (continued):
Franklin U.S. Government:
2010	212,844	$11.31	$2,407,023	3.44%	1.00%	4.24%
2009	155,737	10.85	1,689,510	4.15	1.00	2.07
2008 (6)	50,550	10.63	537,241	—	1.00	6.30
Mutual Shares Securities:
2010	29,689	10.02	297,382	1.55	1.00	10.11
2009	18,099	9.10	164,676	2.12	1.00	24.83
2008 (6)	9,424	7.29	68,699	3.62	1.00	(27.10)
Templeton Global Bond Securities:
2010	26,889	13.86	372,820	1.47	1.00	13.24
2009	23,505	12.24	287,601	14.94	1.00	17.58
2008 (6)	12,946	10.41	134,791	—	1.00	4.10

J.P. Morgan Insurance Trust:
Intrepid Growth:
2010	370,346	9.82	3,635,885	0.92	1.00	14.99
2009	278,923	8.54	2,382,367	0.48	1.00	33.02
2008 (6)	83,797	6.42	538,154	—	1.00	(35.80)
Intrepid Mid Cap:
2010	4,932	10.82	53,370	1.12	1.00	18.38
2009	4,075	9.14	37,265	1.09	1.00	34.21
2008 (6)	2,172	6.81	14,782	—	1.00	(31.90)
Mid Cap Growth: (8)
2010	24,863	10.12	251,631	—	1.00	24.32
2009	21,239	8.14	172,815	—	1.00	41..57
2008 (6)	50,933	5.75	292,623	—	1.00	(42.50)
Small Cap Core — CL2:
2010	14,224	11.21	159,496	—	1.00	25.53
2009	12,277	8.93	109,569	0.86	1.00	27.03
2008 (6)	4,926	7.03	34,621	0.04	1.00	(29.70)

T. Rowe Price Equity Series, Inc.:
Equity Income:
2010	566,307	9.75	5,519,672	1.94	1.00	13.90
2009	493,247	8.56	4,221,865	2.08	1.00	24.42
2008 (6)	210,570	6.88	1,449,293	2.12	1.00	(31.20)
New America Growth:
2010	10,486	11.50	120,585	0.23	1.00	18.43
2009	6,305	9.71	61,211	—	1.00	48.24
2008 (6)	1,844	6.55	12,069	—	1.00	(34.50)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

T. Rowe Price Equity Series, Inc. (continued):
Personal Strategy Balanced:
2010	25,642	$11.02	$282,507	2.40%	1.00%	12.56%
2009	15,386	9.79	150,574	2.27	1.00	30.88
2008 (6)	4,985	7.48	37,289	1.89	1.00	(25.20)

T. Rowe Price International Series, Inc.:
International Stock:
2010	44,523	9.72	432,924	1.01	1.00	13.29
2009	30,845	8.58	264,682	4.59	1.00	50.79
2008 (6)	2,806	5.69	15,955	5.04	1.00	(43.10)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	Subaccount commenced operations on May 1, 2006.

(6)	Subaccount commenced operations on June 9, 2008.

(7)	Formerly Developing Leaders. Effective April 19, 2010, the fund’s name changed.

(8)	Formerly Diversified Mid-Cap Growth. Effective May 1, 2010, the fund’s name changed.

(9)	Formerly Summit Mutual Funds, Inc. — Pinnacle Series. Effective April 30, 2010, the fund group’s name changed.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
7. Subsequent Events
The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued, which would require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ON CONSOLIDATED FINANCIAL STATEMENTS
The Board of Directors and Stockholder
Farm Bureau Life Insurance Company
We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, effective July 1, 2010, the Company changed its method of accounting with respect to certain investments with embedded credit derivatives and effective January 1, 2009, the Company changed its method of accounting for other-than-temporary impairments.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 29, 2011

3

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(Dollars in thousands, except per share data)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities — available for sale, at fair value (amortized cost: 2010 — $4,746,705; 2009 — $4,246,962)	$4,848,532	$4,112,712
Equity securities — available for sale, at fair value (cost: 2010 — $53,559; 2009 — $43,021)	54,831	41,719
Mortgage loans	552,348	559,945
Derivative instruments	329	538
Real estate	8,265	9,282
Policy loans	169,105	167,603
Other long-term investments	132	1,882
Short-term investments	166,352	93,789

Total investments	5,799,894	4,987,470

Cash and cash equivalents	906	8,646
Securities and indebtedness of related parties	42,415	33,718
Accrued investment income	61,921	56,053
Reinsurance recoverable	94,261	94,177
Deferred policy acquisition costs	435,658	489,318
Deferred sales inducements	9,780	9,543
Value of insurance in force acquired	27,706	38,781
Current income taxes recoverable	13,294	—
Other assets	30,753	30,418
Assets held in separate accounts	675,586	630,094

Total assets	$7,192,174	$6,378,218

4

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in thousands, except per share data)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Liabilities:
Future policy benefits:
Interest sensitive and index products	$3,448,362	$3,003,971
Traditional life insurance and accident and health products	1,362,214	1,318,672
Other policy claims and benefits	46,656	45,761
Supplementary contracts without life contingencies	353,507	353,421
Advance premiums and other deposits	188,570	178,757
Amounts payable to affiliates	732	953
Current income taxes	—	6,984
Deferred income taxes	120,924	43,489
Other liabilities	76,413	56,068
Liabilities related to separate accounts	675,586	630,094

Total liabilities	6,272,964	5,638,170

Stockholder’s equity:
Farm Bureau Life Insurance Company stockholder’s equity:
Preferred stock, 7 1/2% cumulative, par value $50.00 per share — authorized 6,000 shares	—	—
Common stock, par value $50.00 per share — authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,195	171,195
Accumulated other comprehensive income (loss)	34,925	(70,942)
Retained earnings	710,549	637,256

Total Farm Bureau Life Insurance Company stockholder’s equity	919,169	740,009
Noncontrolling interest	41	39

Total stockholder’s equity	919,210	740,048

Total liabilities and stockholder’s equity	$7,192,174	$6,378,218

See accompanying notes.

5

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Interest sensitive and index product charges	$90,258	$85,517	$84,187
Traditional life insurance premiums	161,999	153,282	145,792
Net investment income	322,662	303,754	293,132
Derivative loss	(746)	(1,220)	(6,510)
Net realized capital gains on sales of investments	21,010	8,104	4,058

Total other-than-temporary impairment losses	(30,279)	(61,068)	(72,055)
Non-credit portion in other comprehensive income/loss	20,543	22,660	—

Net impairment loss recognized in earnings	(9,736)	(38,408)	(72,055)

Other income	2,731	2,592	3,142

Total revenues	588,178	513,621	451,746

Benefits and expenses:
Interest sensitive and index product benefits	175,454	161,183	172,964
Traditional life insurance benefits	137,145	127,416	136,698
Policyholder dividends	17,569	18,814	19,221
Underwriting, acquisition and insurance expenses	116,354	111,489	108,720
Interest expense	3	24	27
Other expenses	413	323	261

Total benefits and expenses	446,938	419,249	437,891

	141,240	94,372	13,855
Income taxes	(47,093)	(30,414)	(2,598)
Equity income (loss), net of related income taxes	3,458	750	(4)

Net income	97,605	64,708	11,253
Net loss attributable to noncontrolling interest	3	3	1

Net income attributable to Farm Bureau Life Insurance Company	$97,608	$64,711	$11,254

See accompanying notes.

6

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(Dollars in thousands)

	Farm Bureau Life Insurance Company Stockholder’s Equity
			Accumulated
		Additional	Other		Non-	Total
	Common	Paid-In	Comprehensive	Retained	controlling	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Interest	Equity
Balance at January 1, 2008	$2,500	$171,238	$(11,784)	$590,085	$38	$752,077
Change in measurement date of benefit plans	—	—	—	(417)	—	(417)
Comprehensive loss:
Net income for 2008	—	—	—	11,254	(1)	11,253
Change in net unrealized investment gains/losses	—	—	(241,773)	—	—	(241,773)
Change in underfunded status of other postretirement benefit plans	—	—	19	—	—	19

Total comprehensive loss (a)						(230,501)
Adjustment resulting from capital transactions of equity investee	—	(43)	—	—	—	(43)
Dividends to parent	—	—	—	(20,000)	—	(20,000)
Receipts related to noncontrolling interest	—	—	—	—	(1)	(1)

Balance at December 31, 2008	2,500	171,195	(253,538)	580,922	36	501,115
Reclassification of non-credit impairment losses from prior periods	—	—	(6,623)	6,623	—	—
Comprehensive income:
Net income for 2009	—	—	—	64,711	(3)	64,708
Change in net unrealized investment gains/losses	—	—	203,512	—	—	203,512
Non-credit impairment losses	—	—	(14,303)	—	—	(14,303)
Change in underfunded status of the other postretirement benefit plans	—	—	10	—	—	10

Total comprehensive income (a)						253,927
Dividends to parent	—	—	—	(15,000)	—	(15,000)
Receipts related to noncontrolling interest	—	—	—	—	6	6

Balance at December 31, 2009	2,500	171,195	(70,942)	637,256	39	740,048
Reclassification of embedded credit derivative loss	—	—	4,315	(4,315)	—	—
Comprehensive income:
Net income for 2010	—	—	—	97,608	(3)	97,605
Change in net unrealized investment gains/losses	—	—	114,601	—	—	114,601
Non-credit impairment losses	—	—	(13,353)	—	—	(13,353)
Change in underfunded status of the other postretirement benefit plans	—	—	304	—	—	304

Total comprehensive income (a)						199,157
Dividends to parent	—	—	—	(20,000)	—	(20,000)
Receipts related to noncontrolling interest	—	—	—	—	5	5

Balance at December 31, 2010	$2,500	$171,195	$34,925	$710,549	$41	$919,210

(a)	Comprehensive income (loss) attributable to Farm Bureau Life Insurance Company was $199,160 for 2010, $253,930 for 2009 and ($230,500) for 2008.
See accompanying notes.

7

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Operating activities
Net income	$97,605	$64,708	$11,253
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited/index credits to account balances, excluding deferred sales inducements	134,498	120,709	131,446
Charges for mortality, surrenders and administration	(85,095)	(80,639)	(77,214)
Net realized (gains) losses on investments	(11,274)	30,304	67,997
Decrease (increase) in fair value of derivatives	(2,315)	(3,628)	4,775
Increase in traditional life and accident and health benefit accruals	43,543	39,521	46,375
Deferral of policy acquisition costs	(59,825)	(54,532)	(54,941)
Amortization of deferred policy acquisition costs, value of insurance in force and deferred sales inducements	46,432	42,347	36,682
Change in reinsurance recoverable	(84)	1,762	(2,567)
Provision for deferred income taxes	22,753	12,286	(14,322)
Other	(23,460)	(952)	(14,359)

Net cash provided by operating activities	162,778	171,886	135,125

Investing activities
Sales, maturities or repayments:
Fixed maturities — available for sale	468,928	542,833	385,303
Equity securities — available for sale	20	88	15,473
Mortgage loans	41,217	48,809	33,609
Derivative instruments	3,869	3,541	73
Policy loans	38,444	36,935	33,941
Securities and indebtedness of related parties	1,535	26	23,420
Other long-term investments	1,725	—	—
Acquisitions:
Fixed maturities — available for sale	(947,101)	(838,574)	(506,332)
Equity securities — available for sale	(10,558)	(4)	(9,155)
Mortgage loans	(33,744)	(63,813)	(69,822)
Derivative instruments	(267)	(311)	(3,023)
Policy loans	(39,946)	(40,537)	(37,660)
Securities and indebtedness of related parties	(3,372)	(12,200)	—
Short-term investments, net change	(72,563)	29,103	(94,232)
Purchases (disposals) of property and equipment, net	(855)	1,865	943

Net cash used in investing activities	(552,668)	(292,239)	(227,462)

8

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Financing activities
Contract holder account deposits	$778,016	$566,553	$581,602
Contract holder account withdrawals	(375,871)	(426,133)	(466,165)
Receipts related to noncontrolling interests — net	5	6	(1)
Dividends paid to parent	(20,000)	(15,000)	(20,000)

Net cash provided by financing activities	382,150	125,426	95,436

Increase (decrease) in cash and cash equivalents	(7,740)	5,073	3,099
Cash and cash equivalents at beginning of year	8,646	3,573	474

Cash and cash equivalents at end of year	$906	$8,646	$3,573

Supplemental disclosures of cash flow information
Cash paid for income taxes during the year	$46,480	$11,755	$14,134
Non-cash investing activity:
Foreclosure of mortgage loans to real estate	—	6,817	—
Fixed maturities transferred to equity securities	—	—	24,218
See accompanying notes.

9

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010
1) Significant Accounting Policies
Nature of Business
Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.
Consolidation
Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.
Accounting Changes
Effective December 31, 2010, we adopted guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. We are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period are included in the “Investments” section below and in Note 2, “Investment Operations.” Other than the expansion of disclosures, the adoption of this guidance did not have any impact on our consolidated financial statements.
Effective July 1, 2010, we adopted guidance issued by the Financial Accounting Standards Board (FASB), which clarifies the type of embedded credit derivative that is exempt from bifurcation. This guidance requires that the only form of embedded credit derivatives that qualify for the exemption are credit derivatives related to the subordination of one financial instrument to another. For securities no longer exempt under the new guidance, companies may continue to forgo bifurcating the embedded derivatives if they elect, on an instrument-by-instrument basis, and report the security at fair value with changes in fair value reported through the statement of operations. Upon adoption of this guidance, we elected the fair value option for a synthetic collateralized debt obligation security, reclassifying $4.3 million of unrealized loss, net of offsets, from accumulated other comprehensive income (loss) to retained earnings.
Effective January 1, 2010, we adopted guidance issued by the FASB that seeks to improve financial reporting by enterprises involved with variable interest entities (VIEs) by changing the accounting standards for consolidation. This guidance addresses (1) the effects on certain provisions of U.S. generally accepted accounting principles (GAAP) as a result of the elimination of the qualifying special-purpose entity concept, and (2) constituent concerns about the accounting and disclosures that do not always provide timely and useful information about an enterprise’s involvement in a VIE. This guidance identifies the primary beneficiary of a VIE as the enterprise with the power to direct the VIE’s operations and the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. This guidance requires an ongoing assessment of whether an enterprise is the primary beneficiary of the VIE. The adoption of this guidance did not have any impact on our consolidated financial statements.
Effective January 1, 2010, we adopted guidance issued by the FASB which requires expanded disclosures within Note 4, “Fair Value,” of 1) transfers in and out of the Level 1 and 2 categories, 2) the level of disaggregation of assets and liabilities and 3) inputs and valuation techniques. Other than the expanded of disclosures, the adoption of this guidance did not have any impact on our consolidated financial statements.
Effective January 1, 2009, we adopted guidance that specifies criteria for determining whether impairments in debt securities are other than temporary and requires that the non-credit portion of an impairment be recorded in accumulated other comprehensive income (loss) rather than the statements of operations. The guidance also requires additional disclosures relating to other-than-temporary impairments and unrealized losses on investments in interim and annual financial statements. The impact of adoption increased net income by $14.3 million for the year ended December 31, 2009. In addition, the adoption resulted in a reclassification from retained earnings to accumulated other comprehensive income (loss) of $6.6 million for the non-credit portion of other-than-temporary impairments on securities held on January 1, 2009.

10

Future Adoption of Recent Accounting Pronouncements
Effective January 1, 2011, we will adopt guidance issued by the FASB which will require expanded disclosures within Note 4, “Fair Value,” of the purchases, sales, issuances and settlements of Level 3 financial instruments. Other than the expansion of disclosures, the adoption of this guidance will not have any impact on our consolidated financial statements.
Effective January 1, 2011, we will adopt guidance issued by the FASB which clarifies that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.
Effective January 1, 2011, we will adopt guidance issued by the FASB which modifies the goodwill impairment test. Testing for goodwill impairment is a two-step test. When a goodwill impairment test is performed, we must assess whether the carrying amount of our reporting unit exceeds its fair value (Step 1). If it does, we must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). This guidance modifies Step 1 of the goodwill impairment test for reporting units that have zero or negative carrying amounts. If the result of Step 1 does not indicate that a goodwill impairment exists, but our reporting units have zero or negative carrying values, this guidance requires us to perform Step 2 if it is more likely than not that a goodwill impairment exists. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.
In September 2010, the FASB ratified the Emerging Issues Task Force’s consensus related to accounting for costs associated with acquiring or renewing insurance contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance and processing. This guidance also allows for the deferral of advertising costs if 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising, and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted. Companies may choose to apply the new guidance either prospectively or retrospectively. We plan to retrospectively adopt this guidance on January 1, 2012. This guidance is a significant change to current industry practice. We have not completed our evaluation of the new standard, however, adoption will likely result in a significant reduction to deferred policy acquisition costs and future related deferrals and amortization.
Investments
Fixed Maturities and Equity Securities
Fixed maturity securities, comprised of bonds, redeemable preferred stock and certain non-redeemable preferred stock, which may be sold, are designated as “available for sale.” Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the synthetic collateralized debt obligation in 2010 (See Note 1, “Accounting Changes”), are included directly in stockholder’s equity as a component of accumulated other comprehensive income (loss). Beginning July 1, 2010, unrealized gains and losses relating to the synthetic collateralized debt obligation are recorded as a component of derivative loss in the consolidated statements of operations. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized.
Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities’ expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives.
Equity securities, comprised of mutual funds, common and certain non-redeemable preferred stocks, are designated as “available for sale” and are reported at fair value. The change in unrealized gains and losses of equity securities is included directly in stockholder’s equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income (loss).
Mortgage Loans
Mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the

11

contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis. Once mortgage loans are classified as nonaccrual loans, the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.
Derivative Instruments
Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates and call options used to fund index credits on index annuities. In addition, we have embedded derivatives associated with our index annuity business and our collateralized debt obligation. All derivatives are measured at fair value in the consolidated balance sheets net of related collateral receivable or payable.
Our derivatives are not designated as hedging instruments; therefore the change in fair value is recognized in earnings in the period of change. See Note 3, “Derivative Instruments,” for more information regarding our derivative instruments and embedded derivatives.
Real Estate
Real estate is reported at cost less allowances for depreciation, as applicable. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property’s expected undiscounted cash flows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. There was one property held for investment with a valuation allowance as of December 31, 2010 of less than $0.1 million. There were no properties held for sale with a valuation allowance as of December 31, 2010, and one real estate property held for sale with a valuation allowance of less than $0.1 million at December 31, 2009.
Other Investments
Policy loans are reported at unpaid principal balance. Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition, are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include our ownership interest in aircraft acquired in the troubled debt restructuring with a bond issuer that filed for bankruptcy. This investment is reported at cost, less accumulated depreciation. In 2009, other long-term investments also included an investment deposit which was reported at amortized cost.
Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence and those investments for which we are required to use the equity method of accounting. These corporations and partnerships operate predominately in the investment company, insurance, broker/dealer and real estate industries. Such investments are accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios.
Accrued Investment Income
We discontinue the accrual of investment income on invested assets when it is determined that collection is uncertain.
Collateral Transactions
We participated in a securities lending program whereby certain fixed maturity securities from our investment portfolio were loaned to other institutions for a short period of time. Collateral for those securities was invested by the lending agent, in accordance with our guidelines, generating fee income that was recognized as net investment income over the period the securities were on loan. During the second quarter of 2008, we discontinued entering into any new securities lending agreements and we terminated the program during 2009.

12

We also are required to provide collateral relating to certain derivative transactions. We record an asset for amounts due from counterparties when we are required to provide collateral. See Note 3, “Derivative Instruments,” for more information regarding our collateral and how it is reported in our consolidated balance sheets.
Realized Gains and Losses on Investments
Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. Effective January 1, 2009, with adoption of new GAAP guidance, when our review indicates a decline in fair value for a fixed maturity security is other than temporary and we do not intend to sell or believe we will be required to sell the security before recovery of our amortized cost, a specific write down is charged to earnings for the credit loss and a specific charge is recognized in accumulated other comprehensive income (loss) for the non-credit loss component. If we intend to sell or believe we will be required to sell a fixed maturity security before its recovery, the full amount of the impairment write down to fair value is charged to earnings. For fixed maturity securities impaired prior to 2009 and all equity securities, the full amount of an other-than-temporary impairment write down is recognized as a realized loss on investments in the statements of operations and the new cost basis for the security is equal to its fair value.
We monitor the financial condition and operations of the issuers of fixed maturities and equity securities that could potentially have a credit impairment that is other than temporary. In determining whether or not an unrealized loss is other than temporary, we review factors such as:
•	historical operating trends;

•	business prospects;

•	status of the industry in which the company operates;

•	analyst ratings on the issuer and sector;

•	quality of management;

•	size of unrealized loss;

•	level of current market interest rates compared to market interest rates when the security was purchased;

•	length of time the security has been in an unrealized loss position; and

•	for fixed maturities, our intent to sell and whether it is more likely than not that we would be required to sell prior to recovery;

•	for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.
In order to determine the credit and non-credit impairment loss for a fixed maturity security, every quarter we estimate the future cash flows we expect to receive over the remaining life of the instrument. Significant assumptions regarding the present value of expected cash flows for each security are used when an other-than-temporary impairment occurs and there is a non-credit portion of the unrealized loss that won’t be recognized in earnings. Our assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and prior to July 1, 2010 collateralized debt obligations, include collateral pledged, scheduled principal and interest payments, prepayments, default levels, severity assumptions, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. We use a single best estimate of cash flows approach and use the effective yield prior to the date of impairment to calculate the present value of cash flows. Our assumptions for corporate and other fixed maturity securities include anticipated principal and interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write down of all equity securities and any fixed maturity securities with a credit-only impairment, the cost basis is not adjusted for subsequent recoveries in fair value. For fixed maturity securities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows.
Fair Values
Fair values of fixed maturity securities are based on quoted market prices in active markets when available. Fair values of fixed maturity securities that are not actively traded are estimated using valuation models that vary by asset class. See Note 4, “Fair Value,” for more information on assumptions and the amount of securities priced using the valuation models. Fair values for all securities are reviewed for reasonableness by considering overall market conditions and values for similar securities.

13

Fair values of redeemable preferred stocks, equity securities, call options and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the fair values of comparable issues. In addition, fair values for all derivative instruments include a credit risk adjustment for the liable party.
Cash and Cash Equivalents
For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.
Reinsurance Recoverable
We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable includes the reinsurers’ share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable includes premium receivable, net of our share of benefits and expenses we owe to the ceding company. See Note 5, “Reinsurance and Policy Provisions,” for additional details on our reinsurance agreements.
Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Insurance In Force Acquired
Deferred policy acquisition costs include certain costs of acquiring new insurance business, including commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include term conversion bonuses credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 4.69% in 2010, 4.85% in 2009 and 4.89% in 2008.
For participating traditional life insurance, interest sensitive and index products, these costs are primarily being amortized in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively through an unlocking process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.
Other Assets
Other assets include property and equipment, primarily comprised of capitalized software costs, furniture and equipment, which are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is primarily computed using the straight-line method over the estimated useful lives of the assets, which range from two to twenty years. Property and equipment had a carrying value of $4.6 million at December 31, 2010 and $4.2 million at December 31, 2009, and accumulated depreciation and amortization of $13.7 million at December 31, 2010 and $13.3 million at December 31, 2009. Depreciation and amortization expense for property and equipment was $0.4 million in 2010 and $1.3 million in 2009 and 2008.
Other assets at December 31, 2010 and 2009, also includes goodwill of $9.9 million related to the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We test our goodwill balances by comparing the fair value of our reporting units to the carrying value of the goodwill. In the event that we were to dispose one of our reporting units, a discounted cash flow approach would be used to estimate the fair value of that reporting unit; therefore we believe this approach better approximates the fair value of our goodwill than a market capitalization approach. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including future premiums, product lapses, investment yields and discount rate. Underlying assumptions are based on historical experience and our best estimates given information available at the time of testing. We have performed impairment testing using cash flow analyses and determined none of our goodwill was impaired as of December 31, 2010 or 2009.

14

Future Policy Benefits
Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for interest sensitive products ranged from 1.55% to 5.50% in 2010 and 2009 and from 3.00% to 5.50% in 2008.
The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.20% in 2010, 6.18% in 2009 and 6.27% in 2008. The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.
The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.
During 2009, we refined certain reserve calculations resulting in a net after-tax increase to net income of $7.2 million. In 2010, additional refinements were made to the calculation of reserves for certain traditional life contracts. These refinements, along with associated adjustments to deferred policy acquisition costs and taxes, resulted in an increase to net income of $3.0 million.
Other Policy Claims and Benefits
We have unearned revenue reserves that reflect the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.
We have accrued dividends for participating business that are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 39% of direct receipts from policyholders during 2010 (2009 - 40% and 2008 - 41%), and represented 12% of life insurance in force at December 31, 2010 and 2009 and 13% in 2008.
Deferred Income Taxes
Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. A valuation allowance against deferred income tax assets is established if it is more likely than not that some portion or all of the deferred income tax assets will not be realized.
Separate Accounts
The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.
Recognition of Premium Revenues and Costs
Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the

15

periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.
Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.
All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is recognized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.
Underwriting, Acquisition and Insurance Expenses

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$13,558	$13,230	$12,614
Amortization of deferred policy acquisition costs	44,248	39,341	33,742
Amortization of value of insurance in force acquired	1,718	2,634	2,705
Other underwriting, acquisition and insurance expenses, net of deferrals	56,830	56,284	59,659

Total	$116,354	$111,489	$108,720

Comprehensive Income (Loss)
Unrealized gains and losses on our available-for-sale securities and certain interest rate swaps are included in accumulated other comprehensive income (loss) in stockholder’s equity. Comprehensive income (loss) excludes net investment gains and losses included in net income which represent transfers from unrealized to realized gains and losses, which totaled $6.5 million in 2010, ($19.5) million in 2009 and ($37.8) million in 2008. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling ($6.0) million in 2010, $10.4 million in 2009 and $29.4 million in 2008. Comprehensive income (loss) also includes changes in the underfunded status of our single employer health and medical postretirement benefit plans totaling $0.3 million in 2010 and less than $0.1 million in 2009 and 2008.
Reclassifications
Certain amounts in the 2009 and 2008 consolidated financial statements have been reclassified to conform to the current financial statement presentation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

16

2) Investment Operations
Fixed Maturity and Equity Securities
Available-For-Sale Fixed Maturity and Equity Securities by Investment Category

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses (1)	Value
		(Dollars in thousands)
Fixed maturities:
Corporate (2)	$2,330,727	$175,813	$(36,912)	$2,469,628
Residential mortgage-backed	709,930	21,335	(22,564)	708,701
Commercial mortgage-backed	312,388	23,241	(3,445)	332,184
Other asset-backed	289,983	1,558	(32,721)	258,820
Collateralized debt obligation	1,220	—	—	1,220
United States Government and agencies	42,597	5,607	—	48,204
State, municipal and other governments	1,059,860	10,111	(40,196)	1,029,775

Total fixed maturities	$4,746,705	$237,665	$(135,838)	$4,848,532

Equity securities:
Non-redeemable preferred stocks	$33,149	$2,170	$(1,192)	$34,127
Common stocks	20,410	294	—	20,704

Total equity securities	$53,559	$2,464	$(1,192)	$54,831

	December 31, 2009
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses (1)	Value
		(Dollars in thousands)
Fixed maturities:
Corporate (2)	$2,123,616	$104,249	$(91,954)	$2,135,911
Residential mortgage-backed	795,678	13,593	(56,885)	752,386
Commercial mortgage-backed	316,424	10,924	(15,773)	311,575
Other asset-backed	111,037	45	(50,526)	60,556
Collateralized debt obligations	14,082	—	(6,510)	7,572
United States Government and agencies	54,303	4,164	(114)	58,353
State, municipal and other governments	831,822	4,231	(49,694)	786,359

Total fixed maturities	$4,246,962	$137,206	$(271,456)	$4,112,712

Equity securities:
Non-redeemable preferred stocks	$33,149	$2,399	$(3,689)	$31,859
Common stocks	9,872	2	(14)	9,860

Total equity securities	$43,021	$2,401	$(3,703)	$41,719

(1)	Gross unrealized losses include non-credit losses on other-than-temporarily impaired corporate securities totaling $5.9 million at December 31, 2010 and $0.2 million at December 31, 2009, other asset-backed securities totaling $18.3 million at December 31, 2010 and $21.8 million at December 31, 2009, and residential mortgage-backed securities totaling $1.4 million at December 31, 2010 and December 31, 2009.

(2)	Corporate securities include certain hybrid preferred securities with a carrying value of $122.6 million at December 31, 2010 and $103.3 million at December 31, 2009. Corporate securities also include redeemable preferred stock with a carrying value of $5.2 million at December 31, 2010 and $4.7 million at December 31, 2009.
Short-term investments have been excluded from the above schedules as amortized cost approximates fair value for these securities.

17

Available-For-Sale Fixed Maturity Securities by Maturity Date

	December 31, 2010
	Amortized	Estimated
	Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$37,729	$38,518
Due after one year through five years	493,890	520,357
Due after five years through ten years	1,000,096	1,092,929
Due after ten years	1,902,689	1,897,023

	3,434,404	3,548,827
Mortgage-backed and other asset-backed	1,312,301	1,299,705

Total fixed maturities	$4,746,705	$4,848,532

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity.
Net Unrealized Gains (Losses) on Investments in Accumulated Other Comprehensive Income (Loss)

	December 31,	December 31,
	2010	2009
	(Dollars in thousands)
Unrealized appreciation (depreciation) on:
Fixed maturities — available for sale	$101,827	$(134,250)
Equity securities — available for sale	1,272	(1,302)
Interest rate swaps	(121)	(363)

	102,978	(135,915)
Adjustments for assumed changes in amortization pattern of:
Deferred policy acquisition costs	(44,725)	24,513
Deferred sales inducements	(336)	316
Value of insurance in force acquired	(5,697)	3,658
Unearned revenue reserve	1,316	(1,454)
Provision for deferred income taxes	(18,701)	38,143

	34,835	(70,739)
Proportionate share of net unrealized investment losses of equity investees	(14)	(3)

Net unrealized investment gains (losses)	$34,821	$(70,742)

Change in Unrealized Appreciation/Depreciation of Investments — Recorded in Accumulated Other Comprehensive Income (Loss)

	Year ended December 31,
	2010	2009	2008
		(Dollars in thousands)
Fixed maturities — available for sale	$236,077	$436,396	$(534,486)
Equity securities — available for sale	2,574	3,195	(5,346)
Interest rate swaps	242	195	(1,125)

Change in unrealized appreciation/depreciation of investments	$238,893	$439,786	$(540,957)

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling $133.3 million in 2010, ($245.3) million in 2009 and $299.2 million in 2008. Subsequent changes in fair value of securities for which a previous non-credit other-than-temporary impairment loss was recognized in accumulated other comprehensive income (loss) are reported along with changes in fair

18

value for which no other-than-temporary impairment losses were previously recognized.
Fixed Maturities and Equity Securities with Unrealized Losses by Length of Time

	December 31, 2010
	Less than one year		One year or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
			(Dollars in thousands)
Fixed maturities:
Corporate	$164,375	$(5,214)	$256,033	$(31,698)	$420,408	$(36,912)
Residential mortgage-backed	27,824	(359)	173,654	(22,205)	201,478	(22,564)
Commercial mortgage-backed	17,923	(55)	28,213	(3,390)	46,136	(3,445)
Other asset-backed	17,004	(3)	53,161	(32,718)	70,165	(32,721)
State, municipal and other governments	450,458	(14,364)	158,721	(25,832)	609,179	(40,196)

Total fixed maturities	$677,584	$(19,995)	$669,782	$(115,843)	$1,347,366	$(135,838)

Equities:
Non-redeemable preferred stocks	$—	$—	$14,808	$(1,192)	$14,808	$(1,192)

Total equities	$—	$—	$14,808	$(1,192)	$14,808	$(1,192)

	December 31, 2009
	Less than one year		One year or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
			(Dollars in thousands)
Fixed maturities:
Corporate	$133,072	$(6,595)	$609,023	$(85,359)	$742,095	$(91,954)
Residential mortgage-backed	3,575	(45)	428,371	(56,840)	431,946	(56,885)
Commercial mortgage-backed	3,090	(217)	64,316	(15,556)	67,406	(15,773)
Other asset-backed	6,188	(7,801)	50,120	(42,725)	56,308	(50,526)
Collateralized debt obligation	—	—	1,490	(6,510)	1,490	(6,510)
Unites States Government and agencies	10,100	(33)	7,831	(81)	17,931	(114)
State, municipal and other governments	394,324	(11,362)	217,751	(38,332)	612,075	(49,694)

Total fixed maturities	$550,349	$(26,053)	$1,378,902	$(245,403)	$1,929,251	$(271,456)

Equities:
Non-redeemable preferred stocks	$—	$—	$17,311	$(3,689)	$17,311	$(3,689)
Common stocks	—	—	385	(14)	385	(14)

Total equity securities	$—	$—	$17,696	$(3,703)	$17,696	$(3,703)

Included in fixed maturities in the above table are 315 securities from 262 issuers at December 31, 2010 and 475 securities from 364 issuers at December 31, 2009. The unrealized losses in fixed maturities are due to wider spreads between the risk-free and corporate and other bond yields relative to the spreads when the securities were purchased. Because we do not intend to sell or believe we will be required to sell these fixed maturity investments before their anticipated recovery of amortized cost, we do not consider these investments to be other-than-temporarily impaired at December 31, 2010. The following summarizes the more significant unrealized losses of fixed maturity investments by investment category as of December 31, 2010.
Corporate securities: The unrealized losses on corporate securities represent 27.2% of our total unrealized losses. The largest losses are in the finance sector ($210.0 million carrying value and $21.3 million unrealized loss). The largest unrealized losses in the finance sector were in the banking ($117.4 million carrying value and $13.5 million unrealized loss) and the real estate investment trust ($32.2 million carrying value and $2.7 million unrealized loss) sub-sectors. The unrealized losses across the finance sector are primarily attributable to a general widening in spread levels relative to the spreads at which we acquired the securities. Finance sector spreads have narrowed but remain historically wide in comparison to the narrowing experienced in

19

the remaining sectors, contributing to the proportionately larger amount of unrealized losses for this sector.
The other corporate sectors containing our largest unrealized losses are utilities ($76.4 million carrying value and $3.7 million unrealized loss) and energy ($46.3 million carrying value and $3.2 million unrealized loss). The unrealized losses in these sectors are generally due to spread widening among several issuers that continue to experience a challenging operating environment.
Residential mortgage-backed securities: The unrealized losses on residential mortgage-backed securities represent 16.6% of our total unrealized losses, and were caused primarily by continued uncertainty regarding mortgage defaults on Alt-A loans. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities.
Commercial mortgage-backed securities: The unrealized losses on commercial mortgage-backed securities represent 2.5% of our total unrealized losses, and were caused primarily by spread widening and industry concerns regarding the potential for future commercial mortgage defaults. There were also concerns regarding current and future downgrades by the three major rating agencies for tranches below the super senior AAA level. The contractual cash flows of these investments are based on mortgages backing the securities.
Other asset-backed securities: The unrealized losses on other asset-backed securities represent 24.1% of our total unrealized losses, and were caused primarily by concerns regarding defaults on subprime mortgages and home equity loans. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities.
State, municipal and other governments: The unrealized losses on state, municipal and other governments represent 29.6% of our total unrealized losses, and were primarily caused by general spread widening, the lack of printed underlying ratings on insured bonds and the market’s uncertainty around the recent recession’s impact on municipalities’ income. The decline in fair value is primarily attributable to increased spreads and market concerns regarding the sector, in general, rather than the financial strength of specific issuers.
Equity securities: We had $1.2 million of gross unrealized losses on investment grade non-redeemable perpetual preferred securities within the financial sector December 31, 2010. These securities provide periodic cash flows, contain call features and are similarly rated and priced like other long-term callable bonds and are evaluated for other-than-temporary impairment similar to fixed maturity securities. The decline in fair value is primarily attributable to market concerns regarding the sector. With respect to common stock holdings, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value.
Excluding mortgage and asset-backed securities, no securities from the same issuer had an aggregate unrealized loss in excess of $3.0 million at December 31, 2010. The $3.0 million unrealized loss is from hybrid preferred securities of a financial institution. With respect to mortgage and asset-backed securities not backed by the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $11.7 million at December 31, 2010. The $11.7 million unrealized loss from one issuer relates to three different securities that are backed by different pools of Alt-A residential mortgage loans. All three securities are rated non-investment grade and the largest unrealized loss totaled $6.0 million.
Mortgage Loans
Our mortgage loan portfolio consists principally of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type. We ensure an initial loan to value ratio that provides sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. In order to identify impairment losses timely, management maintains and reviews a watch list of mortgage loans that have heightened risk. These loans may include those with: borrowers delinquent on contractual payments, borrowers experiencing financial difficulty, increases in rental real estate vacancies and significant declines in collateral value. We evaluate each of our mortgage loans individually and establish an allowance as needed for possible losses against our mortgage loan portfolio. An allowance is needed for loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements.

20

Any loan delinquent on contractual payments are considered non-performing. Non-performing loans totaled $16.0 million at December 31, 2010. There were no non-performing loans at December 31, 2009. One of the non-performing loans with a carrying value of $14.9 million was less than 90 days past due at December 31, 2010. We discontinued the accrual of interest on the one non-performing loan that was more than 90 days past due.
Mortgage Loans by Collateral Type

	December 31, 2010		December 31, 2009
		Percent of		Percent of
Collateral Type	Carrying Value	Total	Carrying Value	Total
		(Dollars in thousands)
Office	$202,937	36.7%	$198,361	35.4%
Retail	189,564	34.3	189,170	33.8
Industrial	155,776	28.2	167,887	30.0
Other	4,071	0.8	4,527	0.8

Total	$552,348	100.0%	$559,945	100.0%

Mortgage Loans by Geographic Location within the United States

	December 31, 2010		December 31, 2009
		Percent of		Percent of
Region of the United States	Carrying Value	Total	Carrying Value	Total
		(Dollars in thousands)
South Atlantic	$137,208	24.8%	$119,446	21.3%
Pacific	116,022	21.0	121,463	21.7
East North Central	102,505	18.6	103,379	18.5
West North Central	72,115	13.1	75,074	13.4
West South Central	49,649	9.0	52,697	9.4
Mountain	38,487	7.0	49,773	8.9
Other	36,362	6.5	38,113	6.8

Total	$552,348	100.0%	$559,945	100.0%

Mortgage Loans by Loan-to-Value Ratio (1)

	December 31, 2010		December 31, 2009
		Percent of		Percent of
	Carrying Value	Total	Carrying Value	Total
		(Dollars in thousands)
0% - 50%	$161,431	29.2%	$172,045	30.7%
50% - 60%	139,908	25.3	122,862	21.9
60% - 70%	207,371	37.6	212,101	37.9
70% - 80%	42,504	7.7	37,295	6.7
80% - 90%	1,134	0.2	15,642	2.8

Total	$552,348	100.0%	$559,945	100.0%

(1)	Loan-to-Value Ratio using most recent appraised value. Appraisals are updated periodically including when there is indication of a possible significant collateral decline or loan modification and refinance requests.

21

Mortgage Loans by Year of Origination

	December 31, 2010		December 31, 2009
		Percent of		Percent of
	Carrying Value	Total	Carrying Value	Total
		(Dollars in thousands)
2010	$33,985	6.2%	$—	—%
2009	33,641	6.1	34,342	6.1
2008	53,782	9.7	55,007	9.8
2007	22,508	4.1	23,007	4.1
2006	32,471	5.9	36,273	6.5
2005 and prior	375,961	68.0	411,316	73.5

Total	$552,348	100.0%	$559,945	100.0%

Impaired Mortgage Loans

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Unpaid principal balance	$4,835	$1,518
Related allowance	(1,055)	(240)

Recorded investment	$3,780	$1,278

Allowance on Mortgage Loans

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Balance at beginning of period	$240	$—
Allowances established	815	473
Charge offs	—	(233)

Balance at end of period	$1,055	$240

In 2009, we foreclosed on two mortgage loans with a book value totaling $6.7 million and took possession of the real estate with an appraised value totaling $7.7 million.
Components of Net Investment Income

	Year ended December 31,
	2010	2009	2008
		(Dollars in thousands)
Fixed maturities — available for sale	$279,170	$258,356	$248,202
Equity securities — available for sale	3,252	3,002	2,748
Mortgage loans	35,638	36,895	33,445
Real estate	380	260	—
Policy loans	9,782	9,989	9,755
Short-term investments, cash and cash equivalents	28	86	878
Prepayment fee income and other	1,153	1,212	3,600

	329,403	309,800	298,628
Less investment expenses	(6,741)	(6,046)	(5,496)

Net investment income	$322,662	$303,754	$293,132

22

Realized Gains (Losses) — Recorded in Income

	Year ended December 31,
	2010	2009	2008
		(Dollars in thousands)
Realized gains (losses) on sales of investments
Fixed maturities — available for sale:
Gross gains	$21,475	$14,412	$822
Gross losses	(366)	(6,437)	(814)
Equity securities — available for sale	(1)	85	4,128
Mortgage loans	(29)	—	—
Real estate	(130)	—	—
Collateral held for securities lending and other transactions	—	—	(78)
Short-term investments, cash and cash equivalents	40	—	—
Securities and indebtedness of related parties	21	44	—
Net impairment loss recognized in earnings	(9,736)	(38,408)	(72,055)

Realized gains (losses) on investments recorded in income	$11,274	$(30,304)	$(67,997)

Proceeds from sales of fixed maturity securities-available for sale were $251.4 million in 2010, $240.2 million in 2009 and $54.7 million in 2008.
Realized losses on sales in 2010, 2009 and 2008 were on securities that we did not intend to sell at the prior balance sheet date or on securities that were impaired in a prior period, but decreased in value during the year.
Credit Loss Component of Other-Than-Temporary Impairments on Fixed Maturity Securities
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated for which a portion of the other-than-temporary impairment was recognized in other comprehensive income and corresponding changes in such amounts.

	Year-ended December 31,
	2010	2009
	(Dollars in thousands)
Balance at beginning of period	$(51,051)	$(58,288)
Increases for which an impairment was not previously recognized	(3,566)	(31,933)
Increases to previously impaired investments	(5,070)	(5,854)
Reductions due to investments sold	29,524	45,024

Balance at end of period	$(30,163)	$(51,051)

Variable Interest Entities
As discussed in Note 1, on January 1, 2010, we adopted authoritative guidance that changed the method of determining when we would be considered the primary beneficiary of a variable interest entity (VIE) and thus required to consolidate the entity. Prior to January 1, 2010, the primary beneficiary was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance identifies the primary beneficiary of a VIE as the enterprise with the power to direct the activities of a VIE that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When evaluating our VIE investments, we consider our contractual rights or obligations to the entity, and our ability to direct its operations. We were not the primary beneficiary under either current or prior guidance during 2010, 2009 or 2008. Our investment in VIEs and exposure to loss is summarized below:

23

	December 31, 2010		December 31, 2009
		Maximum		Maximum
		Exposure to		Exposure to
	Carrying Value	Loss	Carrying Value	Loss
(Dollars in thousands)
Real estate limited partnerships	$16,900	$16,900	$14,505	$14,505
The real estate limited partnerships had revenues totaling $5.4 million for 2010, $4.0 million for 2009 and $3.7 million for 2008. We may make commitments to fund partnership investments in the normal course of business. Excluding these commitments, we did not provide financial or other support to investees designated as VIE’s during the years ended December 31, 2010, 2009 or 2008.
Other
We have a common stock investment in American Equity Investment Life Holding Company (AEL), valued at $0.6 million at December 31, 2010 and $0.4 million at December 31, 2009. American Equity underwrites and markets life insurance and annuity products throughout the United States. We sold a portion of our investment in AEL and realized gains totaling $4.1 million in 2008.
At December 31, 2010, affidavits of deposits covering investments with a carrying value totaling $5,414.4 million were on deposit with state agencies to meet regulatory requirements. Fixed maturity securities with a carrying value of $326.6 million were on deposit with the Federal Home Loan Bank as collateral for funding agreements. Also, fixed maturity securities with a carrying value of $1.8 million were on deposit as collateral for an operating lease on software.
At December 31, 2010, we had committed to provide additional funding for mortgage loans totaling $5.9 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.
At December 31, 2010, we had committed to provide additional funds for investments in limited partnerships. The amounts of these unfunded commitments totaled $26.7 million.
The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2010 include fixed maturity, real estate and equity securities totaling $1.8 million.
No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10.0% of stockholders’ equity at December 31, 2010.
3) Derivative Instruments
We have entered into interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount which totaled $50.0 million at December 31, 2010 and $100.0 million at December 31, 2009. These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities, thereby hedging our exposure to increases in market interest rates but are not accounted for as effective hedges as the only permitted benchmarks for cash flow hedges are the risk-free rate and rates based on the LIBOR swap curve. The interest rate settlements decreased derivative income $2.6 million in 2010 and $4.8 million in 2009 and $2.5 million in 2008. The change in unrealized loss on these swaps increased derivative income $1.9 million in 2010 and $3.3 million in 2009, and decreased derivative income $1.4 million in 2008. In 2008, we experienced nonperformance by a counterparty on an interest rate swap agreement that was originally scheduled to mature on December 1, 2010. We terminated this agreement and realized a loss totaling $0.5 million.

24

Summary of Swaps

	Notional	Receive	Pay	Carrying and Fair Value at December 31,
Maturity Date	Amount	Rate	Rate	2010	2009
				(Dollars in thousands)
1/1/2010	50,000	1 month LIBOR*	4.858%	$—	$(18)
6/1/2011	50,000	1 month LIBOR*	5.519	(1,088)	(3,241)

				$(1,088)	$(3,259)

*	London Interbank Offered Rate
When applicable, we formally document hedging relationships, our risk management objectives and strategies for undertaking these transactions. We also test for hedge effectiveness at inception of the hedge and at each reporting period as needed. There were no derivative instruments designated as hedges at December 31, 2010, 2009 or 2008.
We sold index annuities from the fourth quarter of 2005 through the third quarter of 2007. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities and a portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the S&P 500 Index to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the index credits is reset and new one-year call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under GAAP. Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. We held call options relating to this business with a fair value of $0.3 million at December 31, 2010 and $0.5 million at December 31, 2009. Derivative income (loss) includes $0.1 million for 2010, $0.3 million for 2009 and ($0.5) million for 2008 relating to call option proceeds and changes in fair value.
At December 31, 2010, we had master netting agreements with counterparties covering cash collateral receivable of $1.3 million and $4.6 million at December 31, 2009. Any excess collateral that remains after netting these amounts with derivative liabilities is included in other assets or other liabilities on our consolidated balance sheets. We did not have any excess collateral or off-balance sheet collateral at December 31, 2010 or 2009.
The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder’s right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next index reset date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the consolidated statements of operations and totaled $0.4 million for 2010, less than ($0.1) million for 2009 and $0.8 million for 2008.
As discussed in Note 1, we own a collateralized debt obligation that contains an embedded credit derivative, which upon adoption of new accounting guidance on July 1, 2010, requires the change in market value of the security to be recognized in derivative income. Derivative income was reduced $0.1 million during 2010 as a result of a decline in the market value of this security since the date the new accounting guidance was adopted.
4) Fair Value
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or those for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. For some investments, little market activity may exist and management’s determination of fair value is then based on the best information available in the circumstances, and may incorporate management’s own assumptions of what a market participant would consider for the fair value, which involves a significant degree of judgment.

25

Volatile and illiquid market conditions in the early part of 2009 affected pricing for a broad range of asset classes and most fixed-income sectors. Market conditions improved substantially through year-end 2009 and into 2010. However, certain market sectors remain somewhat dislocated, increasing the difficulty in valuing certain instruments, as trading has been less frequent and/or market data less observable. As a result, certain valuations require greater estimation and judgment as well as more complex valuation methods. These values may not ultimately be realizable in a market transaction, and such values may change rapidly as market conditions change and valuation assumptions are modified.
We used the following methods and assumptions in estimating the fair value of our financial instruments.
Fixed maturity securities: Fair values of fixed maturity securities are based on quoted market prices in active markets when available. For those securities where no active market prices are available, we use the Level 2 or 3 valuation methodologies described below.
Equity securities: Fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.
Mortgage loans: Fair values are estimated by discounting expected cash flows of each loan at an interest rate equal to a spread above the U.S. Treasury bond yield that corresponds to the loan’s expected life. These spreads are based on overall market pricing of commercial mortgage loans at the time of valuation. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral, which uses appraised values.
Derivative instruments: Fair values for call options are based on counterparty market prices adjusted for a credit component of the counterparty. Prices are verified internally using analytical tools.
Policy loans: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.
Other long-term investments, cash and short-term investments: Amounts are reported at historical cost, adjusted for amortization of premiums, depreciation or accrual of discounts, as applicable, which approximates the fair values due to the nature of these assets.
Assets held in separate accounts: Fair values are based on quoted net asset values of the underlying mutual funds.
Future policy benefits, supplemental contracts without life contingencies and advance premiums and other deposits: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated using one of two methods. For contracts with known maturities and index annuity embedded derivatives, fair value is determined using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation. For deposit liabilities with no defined maturities, fair value is the amount payable on demand. We are not required to estimate the fair value of our liabilities under other insurance contracts.
Other liabilities: Fair values for interest rate swaps are based on counterparty market prices adjusted for a credit component of the counterparty, net of collateral paid. Prices are verified internally using analytical tools. We are not required to estimate fair values for the remainder of the other liabilities balances.
Liabilities related to separate accounts: Fair values are based on cash surrender value, the cost we would incur to extinguish the liability.

26

Fair Values and Carrying Values

	December 31,
	2010		2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in thousands)
Assets
Fixed maturities — available for sale	$4,848,532	$4,848,532	$4,112,712	$4,112,712
Equity securities — available for sale	54,831	54,831	41,719	41,719
Mortgage loans	552,348	572,870	559,945	555,098
Derivative instruments	329	329	538	538
Policy loans	169,105	208,382	167,603	204,077
Other long-term investments	—	—	1,882	1,882
Cash and short-term investments	167,258	167,258	102,435	102,435
Assets held in separate accounts	675,586	675,586	630,094	630,094

Liabilities
Future policy benefits	$2,693,543	$2,557,722	$2,254,023	$2,138,524
Supplemental contracts without life contingencies	353,507	316,323	353,421	329,094
Advance premiums and other deposits	178,571	178,571	168,094	168,094
Other liabilities	1,088	1,088	3,259	3,259
Liabilities related to separate accounts	675,586	660,688	630,094	613,319
Assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 — Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash and U.S. Treasury securities.
Level 2 — Pricing inputs are other than quoted prices in active markets which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methods. Financial instruments in this category include fixed maturity securities (including public and private bonds), less liquid and restricted equity securities and over-the-counter derivatives that are priced by third-party pricing services or internal systems using observable inputs.
Fair values of all Level 2 fixed maturity public securities are obtained primarily from a variety of independent pricing sources, whose results we evaluate internally. We generally obtain one or two prices per security, which are compared to relevant credit information, perceived market movements and sector news. Market indices of similar rated asset class spreads are consulted for valuations and broker indications of similar securities are compared. If the issuer has had trades in similar debt outstanding but not necessarily the same rank in the capital structure, spread information is used to support fair value. If discrepancies are identified, additional quotes are obtained and the quote that best reflects a fair value exit price at the reporting date is selected. Fair value of most of our private investments are determined using matrix pricing with substantially all observable inputs, such as industry classification, duration and rating.
Level 3 — Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category include non-binding broker and internally priced mortgage or other asset-backed securities and other publicly traded issues, private corporate securities and index annuity embedded derivatives.
Fair values of private investments in Level 3 are determined by reference to public market, private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. For other securities where an exit price based on relevant observable inputs is not obtained, the fair value is determined using an enhanced matrix calculation.
The matrix pricing calculations we and pricing services perform include discounted cash flow analysis using a spread, including the specific creditors’ credit default swap spread (if available), over U.S. Treasury bond yields, adjusted for the maturity/average life differences. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to: senior unsecured versus secured status, par amount outstanding, number of

27

holders, maturity, average life, composition of lending group and debt rating. These valuation methodologies involve a significant degree of judgment.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2010
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
		(Dollars in thousands)
Assets
Corporate securities	$—	$2,352,464	$117,164	$2,469,628
Residential mortgage-backed securities	—	698,447	10,254	708,701
Commercial mortgage-backed securities	—	322,315	9,869	332,184
Other asset-backed securities	—	243,573	15,247	258,820
Collateralized debt obligation	—	—	1,220	1,220
United States Government and agencies	14,842	25,174	8,188	48,204
State, municipal and other governments	—	994,862	34,913	1,029,775
Non-redeemable preferred stocks	—	24,977	9,150	34,127
Common stocks	1,546	19,158	—	20,704
Derivative instruments	—	329	—	329
Cash and short-term investments	167,258	—	—	167,258
Assets held in separate accounts	675,586	—	—	675,586

Total assets	$859,232	$4,681,299	$206,005	$5,746,536

Liabilities
Future policy benefits — index annuity embedded derivatives	$—	$—	$375	$375
Other liabilities	—	1,088	—	1,088

Total liabilities	$—	$1,088	$375	$1,463

28

Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2009
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Corporate securities	$—	$2,023,237	$112,674	$2,135,911
Residential mortgage-backed securities	—	752,386	—	752,386
Commercial mortgage-backed securities	—	301,474	10,101	311,575
Other asset-backed securities	—	47,751	12,805	60,556
Collateralized debt obligations	—	—	7,572	7,572
United States Government and agencies	18,503	32,019	7,831	58,353
State, municipal and other governments	—	746,942	39,417	786,359
Non-redeemable preferred stocks	—	24,460	7,399	31,859
Common stocks	1,240	8,620	—	9,860
Derivative instruments	—	538	—	538
Other long-term investments	—	—	1,882	1,882
Cash and short-term investments	102,435	—	—	102,435
Assets held in separate accounts	630,094	—	—	630,094

Total assets	$752,272	$3,937,427	$199,681	$4,889,380

Liabilities
Future policy benefits — index annuity embedded	$—	$—	$670	$670
derivatives
Other liabilities	—	3,259	—	3,259

Total liabilities	$—	$3,259	$670	$3,929

Approximately 4.1% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 4.6% at December 31, 2009. The fair value of the assets and liabilities above include the financial instruments’ nonperformance risk. Nonperformance risk is the risk that the instrument will not be fulfilled and affects the value at which the instrument could be transferred in an orderly transaction. The nonperformance risk for our assets reported at fair value totaled less than $0.1 million at December 31, 2010 and 2009. Our nonperformance risk decreased the fair value of our reported liabilities $0.1 million at December 31, 2010 and $0.2 million at December 31, 2009.
Level 3 Fixed Maturity Securities on a Recurring Basis by Valuation Source

	December 31, 2010
	Third-party	Priced
	vendors	internally	Total
	(Dollars in thousands)
Corporate securities	$86,375	$30,789	$117,164
Residential mortgage-backed securities	10,254	—	10,254
Commercial mortgage-backed securities	6,613	3,256	9,869
Other asset-backed securities	14,909	338	15,247
Collateralized debt obligation	1,220	—	1,220
United States Government and agencies	8,188	—	8,188
State, municipal and other governments	30,486	4,427	34,913

Total	$158,045	$38,810	$196,855

Percent of total	80.3%	19.7%	100.0%

29

	December 31, 2009
	Third-party	Priced
	vendors	internally	Total
	(Dollars in thousands)
Corporate securities	$84,743	$27,931	$112,674
Commercial mortgage-backed securities	5,375	4,726	10,101
Other asset-backed securities	12,805	—	12,805
Collateralized debt obligations	7,572	—	7,572
United States Government and agencies	7,831	—	7,831
State, municipal and other governments	39,417	—	39,417

Total	$157,743	$32,657	$190,400

Percent of total	82.8%	17.2%	100.0%

Level 3 Financial Instruments Changes in Fair Value Recurring Basis — Assets

	December 31, 2010
				Realized and unrealized
				gains (losses), net
					Included in
					other	Net	Amort-
	Balance,			Included in	compre-	transfers	ization	Balance,
	December 31,			net income	hensive	in (out) of	included in	December 31,
	2009	Purchases	Disposals	(3)	income	Level 3 (1)	net income	2010
	(Dollars in thousands)
Corporate securities	$112,674	$3,457	$(8,283)	$—	$9,126	$72	$118	$117,164
Residential mortgage-backed securities	—	10,233	—	—	56	—	(35)	10,254
Commercial mortgage-backed securities	10,101	—	(1,657)	(53)	1,733	—	(255)	9,869
Other asset-backed securities	12,805	6,961	(1,274)	(4,974)	5,903	(4,672)	498	15,247
Collateralized debt obligation	7,572	—	(6,520)	168	—	—	—	1,220
United States Government and agencies	7,831	—	—	—	352	—	5	8,188
State, municipal and other governments	39,417	—	(855)	—	2,323	(5,948)	(24)	34,913
Non-redeemable preferred stocks	7,399	—	—	—	(530)	2,281	—	9,150
Other long-term investments	1,882	—	(1,857)	—	—	—	(25)	—

Total	$199,681	$20,651	$(20,446)	$(4,859)	$18,963	$(8,267)	$282	$206,005

30

	December 31, 2009
				Realized and unrealized
				gains (losses), net
					Included in
					other	Net	Amort-
	Balance,				compre-	transfers in	ization	Balance,
	December 31,			Included in	hensive	(out) of	included in	December 31,
	2008	Purchases	Disposals	net income	income	Level 3 (2)	net income	2009
	(Dollars in thousands)
Corporate securities	$303,063	$1,069	$(20,597)	$27	$9,123	$(180,334)	$323	$112,674
Residential mortgage-backed securities	26,510	—	—	—	—	(26,510)	—	—
Commercial mortgage-backed securities	11,628	209	(5,737)	—	4,156	—	(155)	10,101
Other asset-backed securities	9,431	6,993	(2,630)	(4,828)	4,093	(614)	360	12,805
Collateralized debt obligation	4,296	—	—	(12,922)	16,199	—	(1)	7,572
United States Government and agencies	1,929	7,547	—	—	279	(1,929)	5	7,831
State, municipal and other governments	46,668	7,845	(7,770)	—	(910)	(6,404)	(12)	39,417
Non-redeemable preferred stocks	—	—	—	—	(2,107)	9,506	—	7,399
Other long-term investments	1,527	—	—	—	—	—	355	1,882

Total	$405,052	$23,663	$(36,734)	$(17,723)	$30,833	$(206,285)	$875	$199,681

(1)	Included in the net transfers in (out) line is $26.8 million of securities that were priced using a broker only quote at December 31, 2009 that were transferred to a pricing service that uses observable market data in the prices and $18.5 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.

(2)	Included in the net transfers in (out) line is $216.6 million of securities that were priced using a broker only quote at December 31, 2008 that were transferred to a pricing service that uses observable market data in the prices and $10.3 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009.

(3)	The change in unrealized gains (losses) included in net income relating to positions still held on a collateralized debt obligation with an embedded derivative was ($0.3) million.
Level 3 Financial Instruments Changes in Fair Value Recurring Basis — Future Policy Benefits

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Index Product Embedded Derivatives:
Balance, beginning of period	$670	$782
Premiums less benefits, net	197	(40)
Impact of unrealized gains (losses), net	(492)	(72)

Balance, end of period	$375	$670

Change in unrealized gains/losses on embedded derivatives held at end of period (1)	$(492)	$(72)

(1)	Excludes host accretion and the timing of posting index credits, which are included with interest sensitive and index product benefits in the consolidated statements of operations.
Level 3 Financial Instruments Fair Valued on a Non-Recurring Basis
Certain assets are measured at fair value on a nonrecurring basis. Certain mortgage loans had been impaired or written down to a fair value totaling $2.4 million at December 31, 2010 and $1.3 million at December 31, 2009. These collateral dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

31

5) Reinsurance and Policy Provisions
Reinsurance
In the normal course of business, we seek to limit our exposure to loss on any single insured or event and to recover a portion of benefits paid by ceding a portion of our exposure to other insurance companies. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $0.8 million of coverage per individual life. New sales of certain term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance.
We participate in a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. The maximum loss we could incur as a result of losses assumed from other pool members is $6.9 million per event. As of the date of this filing, there have been no claims on the reinsurance pool.
We also have an annual 100% quota share accidental death reinsurance agreement. Coverage includes all acts of terrorism including those of a nuclear, chemical or biological origin. Coverage is subject to an annual aggregate retention of $12.0 million. A maximum occurrence limit of $50.0 million applies to policies written on agents of the company who are participating in company-sponsored incentive trips. All other occurrence catastrophes are unlimited in amount.
Life insurance in force ceded on a consolidated basis totaled $10,002.3 million (20.9% of direct life insurance in force) at December 31, 2010 and $9,271.9 million (20.4% of direct life insurance in force) at December 31, 2009. Insurance premiums and product charges have been reduced by $30.9 million in 2010, $30.2 million in 2009 and $30.7 million in 2008 and insurance benefits have been reduced by $14.7 million in 2010, $16.6 million in 2009 and $19.4 million in 2008 as a result of cession agreements.
Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, our insurance subsidiaries would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.
We assume certain life insurance business from EquiTrust Life Insurance Company, an affiliate. Under this agreement, life insurance in force assumed totaled $47.6 million (0.1% of total life insurance in force) at December 31, 2010 and $149.2 million (0.3% of total life insurance in force) at December 31, 2009. The reduction in assumed in force was due to an increase in EquiTrust Life Insurance Company’s retention limit in 2010. Premiums and product charges assumed totaled $0.1 million in 2010 and $0.2 million in 2009 and 2008. We assumed insurance benefits of less than $0.1 million in 2008. No insurance benefits were assumed in 2010 or 2009.
Policy Provisions
Analysis of the Value of Insurance In Force Acquired

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Excluding impact of net unrealized investment gains and losses:
Balance at beginning of year	$35,123	$37,886	$40,591
Impact of reclassification of realized losses to accumulated other		(129)
comprehensive income (loss)	—		—
Accretion of interest during the year	415	1,607	1,662
Amortization of asset	(2,135)	(4,241)	(4,367)

Balance prior to impact of net unrealized investment gains and losses	33,403	35,123	37,886
Impact of net unrealized investment gains and losses	(5,697)	3,658	25,235

Balance at end of year	$27,706	$38,781	$63,121

32

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2011 — $3.5 million; 2012 — $3.4 million; 2013 — $3.3 million; 2014 — $3.1 million; 2015 — $3.2 and thereafter, through 2030 — $17.0 million.
Certain variable annuity and variable universal life contracts in our separate accounts have minimum interest guarantees on funds deposited in our general account and guaranteed minimum death benefits (GMDBs). In addition, we have certain variable annuity contracts that have an incremental death benefit (IDB) rider that pays a percentage of the gain on the contract upon death of the contract holder and certain variable annuity contracts that have a guaranteed minimum income benefit (GMIB) that provides monthly income to the contract holder after the eighth policy year.
GMDB, IDB and GMIB Net Amount at Risk by Type of Guarantee

	December 31, 2010		December 31, 2009
	Separate		Separate
	Account	Net Amount	Account	Net Amount
Type of Guarantee	Balance	at Risk	Balance	at Risk
	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$189,279	$2,052	$159,800	$4,226
Return the greater of highest anniversary value or net
deposits	221,758	11,413	230,979	36,084
Incremental death benefit	176,423	18,746	169,519	11,922
Guaranteed minimum income benefit	37,895	3	5,568	27

Total		$32,214		$52,259

The separate account assets are principally comprised of stock and bond mutual funds. The net amount at risk for these contracts is based on the amount by which GMDB, IDB or GMIB exceeds account value. The reserve for GMDBs, IDBs, or GMIBs determined using modeling techniques and industry mortality assumptions, that is included in future policy benefits, totaled $0.9 million at December 31, 2010 and $0.6 million at December 31, 2009. The weighted average age of the contract holders with GMDB, IDB or GMIB rider exposure was 56 years at December 31, 2010 and 54 years December 31, 2009. Paid benefits for GMDBs, IDBs and GMIBs totaled $0.3 million for 2010, $0.5 million for 2009 and $0.2 million for 2008.
6) Income Taxes
We file a consolidated federal income tax return with FBL Financial Group, Inc. and certain of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. This allocation typically results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.
Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled. A valuation allowance is required if it is more likely than not that a deferred income tax asset will not be realized. In assessing the need for a valuation allowance we considered the scheduled reversal of deferred income tax assets, projected future taxable income, taxable income from prior years available for recovery and tax planning strategies. Our tax planning strategies assume deferred income tax assets related to unrealized losses on our investments are temporary as we have the ability to hold the investments until maturity, at which time, the existing temporary difference is expected to reverse. As such, we have determined that the establishment of a valuation allowance was not necessary at December 31, 2010 and 2009.

33

Income Tax Expenses (Credits)

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Taxes provided in consolidated statements of operations on:
Income before noncontrolling interest and equity income (loss):
Current	$24,339	$18,128	$16,920
Deferred	22,754	12,286	(14,322)

	47,093	30,414	2,598
Equity income (loss) — current	1,862	404	(2)

Taxes provided in consolidated statements of changes in stockholders’ equity:
Change in cumulative effect of change in accounting principal — deferred	—	—	(225)
Change in net unrealized investment gains/losses — deferred	61,708	109,584	(130,185)
Non-credit impairment losses — deferred	(7,190)	(7,702)	—
Adjustment resulting from capital transaction of equity investee — deferred	—	—	(23)
Change in underfunded status of other postretirement benefit plans — deferred	164	5	10

	54,682	101,887	(130,423)

	$103,637	$132,705	$(127,827)

The consolidated statements of changes in stockholder’s equity also include tax reclassifications of $2.3 million in 2010 related to the reclassification of an embedded credit derivative loss as discussed in Note 1 and $3.6 million in 2009 related to the reclassification of non-credit impairment losses.
Effective Tax Rate Reconciliation to Federal Income Tax Rate

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Income before income taxes, noncontrolling interest and equity income (loss)	$141,240	$94,372	$13,855

Income tax at federal statutory rate (35%)	$49,434	$33,030	$4,849
Tax effect of:
Tax-exempt dividend and interest income	(1,884)	(2,004)	(2,094)
Gain on sale of home office building	(369)	(369)	(369)
Other items	(88)	(243)	212

Income tax expense	$47,093	$30,414	$2,598

34

Tax Effect of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities

	December 31,
	2010	2009
	(Dollars in thousands)
Deferred income tax assets:
Fixed maturity and equity securities	$—	$60,960
Future policy benefits	27,198	36,678
Accrued benefit and compensation costs	7,250	7,148
Accrued dividends	3,126	3,379
Other	350	1,354

	37,924	109,519
Deferred income tax liabilities:
Fixed maturity and equity securities	30,188	—
Deferred policy acquisition costs	113,605	134,205
Deferred sales inducements	3,423	3,340
Value of insurance in force acquired	9,697	13,573
Property and equipment	1,398	961
Other	537	929

	158,848	153,008

Net deferred income tax liability	$120,924	$43,489

We recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. We are no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.
7) Retirement and Compensation Plans
We participate with several affiliates and an unaffiliated organization in various multiemployer defined benefit plans. These plans cover substantially all employees providing service to us and the employees providing service to other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee’s compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $3.4 million in 2010, $4.5 million in 2009 and $2.7 million in 2008. In 2008, we also recorded a portion of the net periodic pension cost as a charge to retained earnings totaling $0.4 million as a result of changing the measurement date due to adopting new accounting guidance, which requires measurement of a plan’s assets and benefit obligations as of the end of the employer’s fiscal year.
We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. Through October 2008, we contributed FBL Financial Group, Inc. stock in an amount equal to 100% of an employee’s contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee’s contributions between 2% and 4% of the annual salary contributed by the employee. Beginning in November 2008, and continuing throughout 2010, we made cash contributions at the same contribution levels noted above. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.6 million in 2010, 2009 and 2008.
We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans, which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.
Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

35

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retirees who have worked full-time for ten years and attained age 55 while in service. Postretirement benefit expense for this plan is allocated in a manner consistent with pension expense discussed above. We also have two single employer plans that provide health and medical benefits to retirees. Postretirement benefit expense totaled $0.1 million in 2010, 2009 and 2008.
8) Management and Other Agreements
We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF) and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs. The IFBF is the majority stockholder of FBL Financial Group, Inc.
We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administrative and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred expenses related to these agreements totaling $2.2 million in 2010, $2.1 million in 2009 and $2.0 million in 2008.
We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $1.5 million during 2010, $1.6 million during 2009 and $2.9 million during 2008 under these agreements. In 2008, we entered into an expense allocation agreement with Farm Bureau Property & Casualty Insurance Company (Farm Bureau Property & Casualty) for the use of property and equipment. Expense relating to this agreement totaled $1.0 million in 2010, $0.8 million in 2009 and less than $0.1 million in 2008.
EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.6 million during 2010, $5.1 million during 2009 and $5.0 million during 2008 related to these services.
We have service agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Property & Casualty and another affiliate. Under the service agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $8.7 million in 2010, $8.6 million in 2009 and $8.5 million in 2008 relating to these arrangements.
We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.5 million in 2010, 2009 and 2008. We have similar arrangements with other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.5 million in 2010 and $1.4 million in 2009 and 2008. The royalty agreement with IFBF provides an option for the IFBF to terminate the agreement when the quarterly common stock dividend paid by FBL Financial Group, Inc. is below $0.10 per share. FBL Financial Group, Inc.’s quarterly cash dividend was $0.0625 per share throughout 2010. Assuming no further reduction in the quarterly dividend, the IFBF has agreed to temporarily forgo its right of termination through December 31, 2011 and we anticipate they will continue to forgo such right thereafter.
9) Commitments and Contingencies
Legal Proceedings
In the normal course of business, we may be involved in litigation where damages are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2010, management is not aware of any claims for which a material loss is reasonably possible.
In 2006, we incurred a pre-tax charge of $4.9 million relating to the settlement of a lawsuit with a husband and wife who had applied for life insurance policies. The settlement ended litigation regarding the process we followed in denying insurance coverage for medical reasons. Insurance claims have been filed under our professional liability and general liability insurance policies for reimbursement of the settlement amount, but coverage has been denied, and we have made a claim against an insurance broker for breach of contractual duties. We filed a lawsuit against the insurer and the insurance broker to recover those damages. Claims against the insurer were dismissed, however we retain our cause of action against the broker for failure to provide timely notice of our claim to said insurers and believe the claim is valid. Any recoveries will be recorded in net income in the period the recovery is received.

36

In 2008, the jury from a trial in Federal District Court in Utah involving an agency matter awarded Farm Bureau Life and Farm Bureau Property & Casualty actual damages totaling $3.6 million and punitive damages totaling $62.7 million. Approximately 25% of the award is allocable to Farm Bureau Life with the remaining 75% allocable to Farm Bureau Property & Casualty. On January 26, 2011, a three-judge panel of the 10th Circuit Court of Appeals issued a ruling affirming the award of actual damages, but granted the Defendants’ request and reversed the award of punitive damages. Recoveries from third parties are required to be accounted for as gain contingencies and are not recorded in our financial statements until the lawsuit is resolved. In March 2011, we received a $1.0 million cash settlement for our share of damages in the above matter.
Other
We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period and a liability is established at each balance sheet date for any unpaid claims. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.
Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2010 is as follows: 2011 — $1.7 million; 2012 — $1.7 million; and 2013 — $0.4 million. Rent expense for the lease totaled $2.1 million in 2010, $1.9 million in 2009 and $2.1 million in 2008. These amounts are net of $1.1 million in 2010, 2009 and 2008 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $2.4 million at December 31, 2010 and $3.4 million at December 31, 2009.
From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Expenses incurred for guaranty fund assessments, net of related premium tax offsets and refunds received, totaled less than ($0.1) million in 2010, ($0.1) million in 2009 and less than $0.1 million in 2008.
10) Statutory Information
Statutory accounting practices prescribed or permitted by regulatory authorities differ from GAAP. The National Association of Insurance Commissioners (NAIC) has issued model laws and regulations, many of which have been adopted by state insurance regulators. However, states have the right to prescribe practices that differ from those issued by the NAIC and the Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.
Our financial statements included herein differ from related statutory-basis statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale and carried at fair value rather than primarily being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of operations when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents’ balances and certain other assets designated as “nonadmitted assets” for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive, indexed and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.
Our net income (loss), not including subsidiaries, as determined in accordance with statutory accounting practices, was $72.3 million in 2010, $45.5 million in 2009 and ($28.7) million in 2008. Our total statutory capital and surplus was $453.6 million at December 31, 2010 and $428.5 million at December 31, 2009.

37

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. An annual dividend limitation is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of adjusted policyholders’ surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. In addition, dividends may not exceed statutory earned surplus. During 2011, the maximum amount legally available for distribution to our parent company without further regulatory approval is $65.1 million.
11) Segment Information
We analyze operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) Traditional Annuity — Exclusive Distribution (“Exclusive Annuity”), (2) Traditional and Universal Life Insurance and (3) Variable. We also have various support operations and corporate capital that are aggregated into a Corporate and Other segment.
The Exclusive Annuity segment primarily consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed rate annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities primarily consist of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. The Exclusive Annuity segment also includes index annuities. With Index annuity products, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain on a specified market index, subject to minimum guarantees.
The Traditional and Universal Life Insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.
The Variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder. During 2010, we discontinued underwriting new sales of variable products. We continue to receive premiums from sales that occurred prior to this change. During 2010, we began selling through our Farm Bureau Life distribution channel, variable products underwritten by a large well-known insurance company with variable product expertise. We earn fees from the sale of brokered products, a portion of which is passed on to the agents as commissions for the underlying sales. Revenues and expenses related to the brokered business are reported in other income and other expenses. The decision to discontinue underwriting variable products was made because we lack the scale necessary to generate acceptable returns and be competitive in this product line over time. The existing in force business remains on our books and we will continue to administer this business.
The Corporate and Other segment consists primarily of accident and health insurance products (primarily a closed block of group policies) and corporate items that do not meet the quantitative threshold for separate segment reporting.
We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are reported net of transactions between the segments. Operating income (loss) for the three years ended December 31, 2010 represents net income excluding, as applicable, the impact of realized and unrealized gains and losses on investments and changes in net unrealized gains and losses on derivatives.
We use operating income (loss), in addition to net income, to measure our performance since realized and unrealized gains and losses on investments and the change in net unrealized gains and losses on derivatives can fluctuate greatly from period to period. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income. For interest rate swaps backing our annuity liabilities, the derivatives are marked to market. A view of our operating performance without the impact of these mismatches enhances the analysis of our results. We use operating income for goal setting, determining company-wide short-term incentive compensation and evaluating performance on a basis comparable to that used by many in the investment community.

38

Financial Information Concerning our Operating Segments

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Operating revenues:
Traditional Annuity — Exclusive Distribution	$167,105	$149,545	$142,416
Traditional and Universal Life Insurance	340,015	323,757	313,913
Variable	60,646	58,618	58,395
Corporate and Other	7,479	8,312	8,828

	575,245	540,232	523,552
Realized gains (losses) on investments (A)	11,315	(30,385)	(68,155)
Change in net unrealized gains/losses on derivatives (A)	1,618	3,774	(3,651)

Consolidated revenues	$588,178	$513,621	$451,746

Net investment income:
Traditional Annuity — Exclusive Distribution	$168,903	$153,641	$144,015
Traditional and Universal Life Insurance	132,236	128,606	129,049
Variable	15,620	14,807	13,459
Corporate and Other	5,903	6,700	6,609

Consolidated net investment income	$322,662	$303,754	$293,132

Depreciation and amortization:
Traditional Annuity — Exclusive Distribution	$8,380	$11,586	$13,190
Traditional and Universal Life Insurance	27,727	25,956	17,802
Variable	8,958	5,376	14,212
Corporate and Other	(348)	(723)	(246)

	44,717	42,195	44,958
Realized gains (losses) on investments (A)	2,568	35	(9,165)
Change in net unrealized gains/losses on derivatives (A)	564	1,110	(454)

Consolidated depreciation and amortization	$47,849	$43,340	$35,339

Pre-tax operating income (loss):
Traditional Annuity — Exclusive Distribution	$51,521	$34,006	$26,162
Traditional and Universal Life Insurance	57,241	71,120	45,523
Variable	17,317	10,912	(1,292)
Corporate and Other	10,261	7,230	6,417

	136,340	123,268	76,810
Income taxes on operating income	(45,375)	(40,528)	(24,631)
Realized gains/losses on investments (A)	5,685	(19,772)	(38,343)
Change in net unrealized gains/losses on derivatives (A)	958	1,743	(2,582)

Consolidated net income attributable to Farm Bureau Life Insurance Company	$97,608	$64,711	$11,254

39

	December 31,
	2010	2009
	(Dollars in thousands)
Assets:
Traditional Annuity — Exclusive Distribution	$3,173,757	$2,786,097
Traditional and Universal Life Insurance	2,486,455	2,430,232
Variable	1,068,026	1,015,148
Corporate and Other	411,610	309,863

	7,139,848	6,541,340
Unrealized losses in accumulated other comprehensive income (loss) (A)	52,326	(105,107)
Other classification adjustments (B)	—	(58,015)

Consolidated assets	$7,192,174	$6,378,218

(A)	Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to these items.

(B)	Beginning in 2010, other classification adjustments are no longer required due to methodology changes in allocating assets.
Depreciation and amortization related to property and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.
Our investment in equity method investees, the related equity income and interest expense are attributable to the Corporate and Other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2010 and 2009 is allocated among the segments as follows: Exclusive Annuity ($3.9 million), Traditional and Universal Life Insurance ($6.1 million).
Premiums collected, which is not a measure used in financial statements prepared according to GAAP, include premiums received on life insurance policies and deposits on annuities and universal life-type products. Net premiums collected totaled $610.5 million in 2010, $597.6 million in 2009 and $554.8 million in 2008.
Under GAAP, premiums on whole life and term life policies are recognized as revenues over the premium-paying period and reported in the Traditional and Universal Life Insurance segment. The following chart provides a reconciliation of life insurance premiums collected to those reported in the GAAP financial statements.
Reconciliation of Traditional Life Insurance Premiums, Net of Reinsurance

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Traditional and universal life insurance premiums collected	$212,987	$200,944	$191,648
Premiums collected on interest sensitive products	(50,824)	(48,589)	(46,548)

Traditional life insurance premiums collected	162,163	152,355	145,100
Change in due premiums and other	(164)	927	692

Traditional life insurance premiums	$161,999	$153,282	$145,792

There is no comparable GAAP financial measure for premiums collected on annuities and universal life-type products. GAAP revenues for those interest sensitive, indexed and variable products consist of various policy charges and fees assessed on those contracts, as summarized in the chart below.

40

Interest Sensitive and Index Product Charges by Segment

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Traditional Annuity — Exclusive Distribution
Administration charges	$20	$37	$72
Surrender charges	537	778	921

Total	$557	$815	$993

Traditional and Universal Life Insurance
Administration charges	$8,135	$6,941	$7,051
Cost of insurance charges	35,254	32,666	30,508
Surrender charges	541	438	373
Amortization of policy initiation fees	1,293	1,390	1,005

Total	$45,223	$41,435	$38,937

Variable
Administration charges	$5,689	$5,697	$6,128
Cost of insurance charges	29,546	29,356	28,677
Surrender charges	1,176	1,334	966
Separate account charges	6,905	6,002	7,387
Amortization of policy initiation fees	1,162	878	1,099

Total	$44,478	$43,267	$44,257

Consolidated interest sensitive and index product charges	$90,258	$85,517	$84,187

Premium Concentration by State

	Year ended December 31,
	2010	2009	2008
Life and annuity collected premiums:
Iowa	27.4%	28.9%	28.4%
Kansas	21.6	18.7	18.6
Oklahoma	8.4	11.3	9.8

41

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	(1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2)	Financial Statement Schedules.(13)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
All required financial statements are included in Part B.
(b)	Exhibits
(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the “Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(3)

(2)	Not Applicable.

(3)	(a) Underwriting Agreement.(11)
(b)	Paying Agent Agreement.(7)
(4)	(a) Contract Form.(1)
(b)	Variable Settlement Agreement.(5)

(c)	Incremental Death Benefit Rider.(6)
(5)	Contract Application.(2)

(6)	(a) Articles of Incorporation of the Company.(3)
(b)	By-Laws of the Company.(3)
(7)	Not Applicable.

(8)	(a) Amended and Restated Participation agreement relating to EquiTrust Variable Insurance Series Fund.(10)
(a)(1) Administrative Services Agreement.(13)
(b) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(11)
(b)(1) Amended and Restated Service Contract.(13)
(b)(2) Service Agreement.(13)
(c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(4)
(c)(1) Amended Schedule to Participation Agreement.(8)
(c)(2) Amended Schedule to Participation Agreement.(11)

(d) Participation Agreement relating to American Century Funds.(8)
(d)(1) Amendment to Shareholder Services Agreement.(9)

(d)(2) Amendment to Participation Agreement.(11)
(d)(3) Amendment to Shareholder Services Agreement.(11)
(d)(4) Novation Agreement relating to American Century Investment Services, Inc. (12)
(e) Participation Agreement and Administrative Services Agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(8)
(e)(1) Amended Schedule to Participation Agreement and Distribution Agreement.(9)
(e)(2) Supplemental Agreement (Rule 22c-2).(10)
(e)(3) Amendment to Administrative Services Agreement.(11)
(e)(4) Amendment to Participation Agreement.(11)
(f) Participation Agreement relating to Franklin Templeton Funds.(8)
(f)(1) Amendment to Participation Agreement.(11)
(f)(2) Amendment to Participation Agreement.(9)
(f)(3) Amendment to Participation Agreement.(11)
(f)(4) Amendment to Participation Agreement.(11)
(g) Participation Agreement relating to JP Morgan Series Trust II.(8)
(g)(1) Amendment to Participation Agreement (Rule 22c-2).(10)
(g)(2) Amendment to Participation Agreement. (12)
(g)(3) Amendment to Supplemental Payment Agreement. (12)
(h) Participation Agreement relating to Summit Pinnacle Series.(8)
(h)(1) Amendment to Participation Agreement.(11)
(h)(2) Rule 12b-1 Agreement.(11)
(h)(3) Amendment to Administrative Services Agreement.(11)
(i)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(10)
(i)(2) American Century Shareholder Information Agreement (Rule 22c-2).(10)
(i)(3) Fidelity Shareholder Information Agreement (Rule 22c-2).(10)
(i)(4) Franklin Shareholder Information Agreement (Rule 22c-2).(10)
(i)(5) Summit Shareholder Information Agreement (Rule 22c-2).(10)

(9)	Opinion and Consent of David A. McNeill, Esquire.(13)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP. (13)

(b)	Consent of Ernst & Young LLP.(13)

(c)	Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(13)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(13)

(1)	Incorporated herein by reference to Exhibit (4)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(2)	Incorporated herein by reference to Exhibit (5)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on February 23, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on February 23, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 29, 2005.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 2007.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 2008.

(12)	Incorporated herein by reference to Post Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 28, 2010.

(13)	Filed herein.

Item 25. Directors and Officers of the Company

Name and
Principal Business Address*	Positions and Offices
Eric K. Aasmundstad	Director
Steven L. Baccus	Director
William C. Bruins	Director
Don Shawcroft	Director
Doug Gronau	Director
Bob Hanson	Director
Perry E. Livingston	Director
Joe Heinrich	Director
Charles E. Norris	Director
Keith R. Olsen	Director
Kevin J. Paap	Director
Frank S. Priestley	Director
Kevin G. Rogers	Director
Calvin Rozenboom	Director
Mike Spradling	Director
Philip J. Sundblad	Director
Scott E. VanderWal	Director
Michael S. White	Director
Craig A. Lang	President and Director

Name and
Principal Business Address*	Positions and Offices
Leland J. Hogan	Vice President and Director
James E. Hohmann	Chief Executive Officer
Dennis J. Presnall	Senior Vice President and Secretary
Richard J. Kypta	Executive Vice President—Farm Bureau Life
James P. Brannen	Chief Financial Officer and Chief Administrative Officer, Treasurer
Thomas L. May	Vice President—EquiTrust
David T. Sebastian	Vice President—Strategy and Business Development
Donald J. Seibel	Vice President—Finance
Lori Geadelmann	Vice President—Assistant General Counsel, Assistant Secretary and Corporate Compliance Officer
Paul Grinvalds	Life New Business Vice President
Charles T. Happel	Executive Vice President—Chief Investment Officer
David A. McNeill	Vice President—General Counsel and Assistant Secretary
Lori K. Strottman	Vice President—Human Resources
Michael Mock	Vice President—Assistant General Counsel
Scott S. Shuck	Vice President—Marketing Services
Robert A. Simons	Vice President—Assistant General Counsel—Securities and Assistant Secretary
Cyrus S. Winters	Vice President—Sales
Tony Aldridge	Accounting Vice President
Rod Babbit	Regional Vice President
Laura Kellen Beebe	Securities Vice President
Christopher G. Daniels	Life Product Development and Pricing Vice President
Nancy Doll	Marketing Communications Vice President
Rich Duryea	Regional Vice President
Carolyn Eddy Langenwalter	Illustration Actuary
Gary D. Harms	Agency Administration Vice President
Doug Higgins	Securities Vice President
Steven M. Knutzen	Life Sales Support Vice President
Danielle Kuhn	Accounting Vice President
Ronnie G. Lee	Regional Vice President
Kevin Slawin	Executive Vice President—Marketing & Distribution
Daniel Koster	Marketing Research and Analysis Vice President
Todd Jaramillo	Agency Recruiting Vice President
Russell J. Wiltgen	Chief Actuary

Name and
Principal Business Address*	Positions and Offices
Brian Mamola	Corporate Actuarial Vice President—Appointed Actuary
Ron Mead	Regional Vice President
Jackie Marino	Life Underwriting Vice President Governance and Chief Underwriter
David Merlo	Customer Marketing and Integration Vice President
John F. Mottet	Regional Vice President
Richard Murdock	Regional Vice President
Kenneth G. (Kip) Peters	Technical Services Vice President
Larry Riley	Regional Vice President
Robert J. Rummelhart	Investment Vice President
Herman Riva	Securities Vice President
Kristi Rojohn	Compliance Vice President
Janice K. Sewright	Vice President—Accounting
Douglas V. Shelton	Vice President—Corporate Planning
Christopher T. Shryack	Vice President—Life Marketing
Steve Stahly	Tax Vice President
Roger PJ Soener	Investment Vice President, Real Estate
Kurt G. Larsen	Facilities Development Vice President

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.
Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.
Ownership Chart
03/31/2011

Item 27. Number of Contract Owners
As of April 15, 2011, there were 4,598 Qualified Contract Owners and 1,528 Non-Qualified Contract Owners.
Item 28. Indemnification
Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) EquiTrust Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Chris Shryack	President and Manager
James E. Hohmann	Chief Executive Officer
James P. Brannen	Chief Financial Officer, Treasurer and Manager
Richard J. Kypta	Executive Vice President
Russell Wiltgen	Chief Actuary
Kevin R. Slawin	Executive Vice President, Marketing and Distribution
David A. McNeill	General Counsel
Charles T. Happel	Executive Vice President—Chief Investment Officer
Lori Geadelmann	Corporate Compliance Officer, Vice President — Assistant General Counsel and Manager
Kristi Rojohn	Compliance Vice President and Secretary and Manager
Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President
Jennifer Morgan	Assistant Secretary
Erika Horstmann	Assistant Secretary
Sara Tamisiea	Assistant Secretary
Jodi Winslow	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.
(c)	Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation*
EquiTrust Marketing Services, Inc.	$1,828,524	NA	NA	$91,425

*	Registered representative fees.

Item 30. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.
Item 31. Management Services
All management contracts are discussed in Part A or Part B of this registration statement.
Item 32. Undertakings and Representations
(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.
(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.
(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.
(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.
(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 29th day of April, 2011.

FARM BUREAU LIFE ANNUITY ACCOUNT
(Registrant)

By:	/s/ Craig A. Lang

Craig A. Lang
President

By: Farm Bureau Life Insurance Company (Depositor)

By:	/s/ Craig A. Lang

Craig A. Lang
President, Farm Bureau Life Insurance Company
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig A. Lang	President and Director	April 29, 2011

Craig A. Lang	[Principal Executive Officer]

/s/ James P. Brannen	Chief Financial Officer	April 29, 2011

James P. Brannen	and Chief Administrative
Officer, Treasurer
[Principal Financial and
Accounting Officer]

*	Director	April 29, 2011

Eric K. Aasmundstad

*	Director	April 29, 2011

Steven L. Baccus

*	Director	April 29, 2011

William C. Bruins

*	Director	April 29, 2011

Doug Gronau

*	Vice President and Director	April 29, 2011

Leland J. Hogan

Signature	Title	Date

*	Director	April 29, 2011

Bob Hanson

*	Director	April 29, 2011

Perry E. Livingston

*	Director	April 29, 2011

Joe Heinrich

*	Director	April 29, 2011

Charles E. Norris

*	Director	April 29, 2011

Keith R. Olsen

*	Director	April 29, 2011

Kevin J. Paap

*	Director	April 29, 2011

Frank S. Priestley

*	Director	April 29, 2011

Kevin G. Rogers

*	Director	April 29, 2011

Calvin Rozenboom

*	Director	April 29, 2011

Mike Spradling

*	Director	April 29, 2011

Philip J. Sundblad

*	Director	April 29, 2011

Scott E. VanderWal

*	Director	April 29, 2011

Michael S. White

*By:	/s/ David A. McNeill

David A. McNeill
Attorney-In-Fact,
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(a)(2)	Financial Statement Schedules.

(b)(8)(a)(1)	Administrative Services Agreement.

(b)(8)(b)(1)	Amended and Restated Service Agreement.

(b)(8)(b)(2)	Service Agreement.

(9)	Opinion and Consent of David A. McNeill, Esquire.

(10)(a)	Consent of Sutherland Asbill & Brennan LLP.

(10)(b)	Consent of Ernst & Young LLP.

(10)(c)	Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.

(14)	Powers of Attorney.